                                                                   No. 333-59093
                                                                       811-08879

   As filed with the Securities and Exchange Commission on February 14, 2001

                                   Form N-1A

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. [_]


                       Post-Effective Amendment No. [6]


                                     and/or

                       REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 [X]

                               AMENDMENT No. [7]


                       (Check appropriate box or boxes)

                          SUN CAPITAL ADVISERS TRUST
           --------------------------------------------------------

              (Exact name of registrant as specified in charter)

       One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481
--------------------------------------------------------------------------------

              (Address of principal executive office) (Zip Code)

      Registrant's Telephone Number, including Area Code: (781) 237-6030
--------------------------------------------------------------------------------

                              James M.A. Anderson
                          Sun Capital Advisers Trust
                          One Sun Life Executive Park
                     Wellesley Hills, Massachusetts 02481
--------------------------------------------------------------------------------

                    (Name and address of agent for service)

                         Copies of communications to:
                          Christopher P. Harvey, Esq.
                               Hale and Dorr LLP
                                60 State Street
                               Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

     ___  immediately upon filing pursuant to paragraph (b)
     ___  on May 1, 2000 pursuant to paragraph (b)
     ___  60 days after filing pursuant to paragraph (a)(1)
     ___  on [date] pursuant to paragraph (a)(1)
      X   75 days after filing pursuant to paragraph (a)(2)
     ---

If appropriate, check the following box:

     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

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                      [Logo of Sun Capital Advisers Trust]


                         Sun Capital Money Market Fund
                     Sun Capital Investment Grade Bond Fund
                          Sun Capital Real Estate Fund
                           SC Blue Chip Mid Cap Fund
                          SC Investors Foundation Fund
                             SC Select Equity Fund
                            SC Davis Financial Fund
                          SC Davis Venture Value Fund
                              SC Value Equity Fund
                             SC Value Managed Fund
                             SC Value Mid Cap Fund
                            SC Value Small Cap Fund
                           SC INVESCO Technology Fund
                       SC INVESCO Telecommunications Fund
                        SC INVESCO Health Sciences Fund
                             SC INVESCO Energy Fund
                     SC Neuberger Berman Mid Cap Value Fund
                    SC Neuberger Berman Mid Cap Growth Fund

                                   Prospectus

                                 April 30, 2001

   Sun Capital Advisers, Inc., a member of the Sun Life Assurance Company of
                                     Canada
   group of companies, serves as investment adviser to the Sun Capital funds.

  The Securities and Exchange Commission has not approved any fund's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

  Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective.

------------------------------------------------------------------------------

Table of Contents

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
The Funds' Goals and Strategies............................................   1
   Money Market Fund.......................................................   2
   Investment Grade Bond Fund..............................................   3
   Real Estate Fund........................................................   5
   Blue Chip Mid Cap Fund..................................................   7
   Investors Foundation Fund...............................................   9
   Select Equity Fund......................................................  11
   Davis Financial Fund....................................................  13
   Davis Venture Value Fund................................................  15
   Value Equity Fund.......................................................  16
   Value Managed Fund......................................................  17
   Value Mid Cap Fund......................................................  19
   Value Small Cap Fund....................................................  20
   INVESCO Technology Fund.................................................  21
   INVESCO Telecommunications Fund.........................................  23
   INVESCO Health Sciences Fund............................................  25
   INVESCO Energy Fund.....................................................  27
   Neuberger Berman Mid Cap Value Fund.....................................  29
   Neuberger Berman Mid Cap Growth Fund....................................  30
More About the Funds' Investments .........................................  31
   Investment Grade Bond Fund, INVESCO Telecommunications Fund, Neuberger
    Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund ....  31
   All Funds other than Money Market Fund, Investment Grade Bond Fund and
    Real Estate Fund.......................................................  31
   Blue Chip Mid Cap Fund, Investors Foundation Fund, Select Equity Fund,
    Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Value...  32
   Real Estate Fund........................................................  32
   All Funds other than Money Market Fund .................................  33
   All Funds...............................................................  34
The Investment Adviser and Subadviser......................................  35
   About the Adviser.......................................................  35
   About Wellington Management Company, LLP................................  36
   About Davis Selected Advisers, L.P. ....................................  36
   About OpCap Advisors ...................................................  36
   About INVESCO Funds Group, Inc..........................................  37
   About Neuberger Berman Management Inc...................................  37
   Portfolio Managers......................................................  37
Purchase and Redemption Information........................................  40
   Buying and Redeeming Shares.............................................  40
   Automatic Transactions..................................................  40
   Valuation of Shares.....................................................  40
   Dividends and Distributions.............................................  40
   Taxes...................................................................  41
Fund Details...............................................................  41
Financial Highlights ......................................................  43
Appendix A ................................................................ A-1

An investment in any of the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
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--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Money Market Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Investment Maximizing current income, consistent with maintaining liquidity goals and preserving capital. The fund's board may change these goals without obtaining the approval of the fund's shareholders.

 Key        The fund invests exclusively in high quality U.S. dollar-
 investmentsdenominated money market securities, including those issued by:
 and
 strategies

            . U.S. and foreign banks

            . corporate issuers

            . the U.S. government and its agencies and instrumentalities

            . foreign governments

            . multinational organizations such as the World Bank

            The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

 Minimum    Ratings in a rating agency's two highest short-term rating
 credit     categories or equivalent quality for unrated securities.
 quality

 Maximum    Average dollar weighted portfolio maturity of 90 days or less.
 maturity   Maturity of 397 days or less for individual securities.

 How        The adviser selects for the fund's portfolio those securities that investmentsappear to offer the best relative value based on an analysis of
 are        their credit quality, interest rate sensitivity, yields and
 selected   prices. To take advantage of changing yield differentials, the fund may overweight securities in particular sectors of the short-term debt market while maintaining overall issuer and sector diversification.

 Principal  The fund might not be able to maintain a $1 share price, investors
 risks of   could lose money and the fund could underperform other money investing  market funds if any of these events occurs:
 in the
 fund

            . The issuer or guarantor of a security owned by the fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded by a rating agency.

            . There is a sudden or sharp increase in interest rates.

            . The adviser's judgments about the relative values of securities selected for the fund's portfolio prove to be wrong.

            . The value of the fund's U.S. dollar-denominated foreign
              securities goes down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.


            The fund may be appropriate for investors who:

 Who may
 want to    . seek liquidity and stability of principal
 invest

            . want a conservative temporary investment

            The fund may not be appropriate for investors who:

            . need the added security of federal deposit insurance offered by bank deposits

            . are investing for long-term growth

            . are looking for a rate of return that consistently exceeds the rate of inflation


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                                       1

The Funds' Goals And Strategies
 . Money Market Fund (continued)

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--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the Merrill Lynch 3-month T-Bill Index ("Merrill Lynch T-Bill Index"). Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through an insurance company separate account which funds certain variable annuity and variable life insurance contracts ("Separate Account"). Please refer to the applicable Separate Account prospectus for more information on expenses.



                                    [GRAPH]

                      Total Return for Money Market Fund

                                1999     4.63%
                                2000

                       Calendar years ended December 31

      Quarterly returns:
      Highest:     % in    quarter
      Lowest:     % in    quarter

 The bar chart shows the performance of the fund's shares for each full calendar year since its inception on December 7, 1998.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2000)

------------------------------------------------------------------------------------------------------
                                                   One year                           Since inception*
------------------------------------------------------------------------------------------------------
 Fund
------------------------------------------------------------------------------------------------------
 Merrill Lynch T-Bill Index

* Inception means 12/7/98 for the Sun Capital Money Market Fund and the Merrill Lynch T-Bill Index.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Investment Grade Bond Fund

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--------------------------------------------------------------------------------


 Investment High current income consistent with relative stability of goals principal. The fund's board may change these goals without obtaining the approval of the fund's shareholders.

 Key        The fund invests primarily in investment grade bonds, including investmentsthose issued by:
 and        . U.S. and foreign companies, including companies in emerging
 strategies   market countries
            . the U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities
            . foreign governments, including those of emerging market
              countries
            . multinational organizations such as the World Bank

 Credit     At least 80% of its assets in investment grade securities. Up to
 quality    20% of its assets in high yield or junk bonds rated at least B by one rating agency or unrated bonds of equivalent quality.

 Duration   Portfolio duration range generally of 3 1/2 to 6 years. (Duration
 target     is a measure of interest rate sensitivity.) There is no limit on the maturity or duration of individual securities.

 How        The adviser selects investments for the fund's portfolio by:
 investments. Analyzing the credit quality, yield and investment risk of
 are          individual securities in order to estimate their relative value
 selected     and attractiveness.
            . Identifying sectors and maturity ranges that appear to be temporarily underpriced and, therefore, offer favorable yields given their interest rate sensitivity and other risks.
            . Considering whether a particular investment is consistent with the fund's targets for portfolio duration, maturity distribution and issuer and sector diversification.

 Principal  Investors could lose money on their investments in the fund or the
 risks of   fund could perform less well than other possible investments if investing  any of the following occurs:
 in the     . Interest rates go up, which will make bond prices go down and
 fund         reduce the value of the fund's bond portfolio accordingly.
            . The issuer of a security owned by the fund defaults on its payment obligations or has its credit rating downgraded by a rating agency. This risk is higher for high yield bonds.
            . The issuer of a security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
            . The issuer of a security exercises its right when interest rates are rising to extend the time for paying principal, which will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
            . Prices of the fund's foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. These risks are accentuated for issuers in emerging market countries.
            . The adviser's judgments about the relative values of securities selected for the fund's portfolio prove to be wrong.
            . The adviser's hedging strategies are not successful.

 Who may    The fund may be appropriate for investors who:
 want to    . want higher potential returns than a money market fund and are
 invest       willing to accept more risk of price volatility
            . are seeking to diversify their investment portfolios

            The fund may not be appropriate for investors who:
            . are investing for maximum long-term growth or the highest possible income
            . want absolute stability of principal
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Investment Grade Bond Fund (continued)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the Lehman Brothers Aggregate Bond Index. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through an insurance company separate account which funds certain variable annuity and variable life insurance contracts ("Separate Account"). Please refer to the applicable Separate Account prospectus for more information on expenses.



                                    [GRAPH]

                  Total Return for Investment Grade Bond Fund

                               1999     (0.56)%
                               2000

                       Calendar years ended December 31

      Quarterly returns:
      Highest:     % in    quarter
      Lowest:     % in    quarter

 The bar chart shows the performance of the fund's shares for each full calendar year since its inception on December 7, 1998.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2000)

------------------------------------------------------------------------------------------------------
                                                   One year                           Since inception*
------------------------------------------------------------------------------------------------------
 Fund
------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate
 Bond Index

* Inception means 12/7/98 for the Sun Capital Investment Grade Bond Fund and
  the Lehman Brothers Aggregate Bond Index.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Real Estate Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Investment Primary: Long term capital growth. Secondary: Current income and goals growth of income. The fund's board may change these goals without obtaining the approval of the fund's shareholders.

 Key        The fund invests at least 80% of its assets in securities of real investmentsestate investment trusts (REITs) and other real estate companies.
 and        The fund generally focuses its investments in equity REITs, which strategies invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property.

 How        The adviser allocates the fund's investments across various investmentsgeographic areas, REIT managers and property types, such as
 are        apartments, retail properties, office buildings, hotels,
 selected   industrial properties, health care facilities, correctional facilities, manufactured housing, golf courses and storage facilities. The adviser selects securities for the fund's portfolio by analyzing the fundamental and relative values of potential REIT investments based on several factors, including:

            . The ability of a REIT to grow its funds from operations
              internally through increased occupancy and higher rents and externally through acquisitions and development.
            . The quality of a REIT's management, including its ability to buy properties at reasonable prices and to add value by creative and innovative property and business management.
            . A REIT's cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio and market price.
            . Current or anticipated economic and market conditions, interest rate changes and regulatory developments.

 Principal  Investors could lose money on their investments in the fund or the
 risks of   fund could perform less well than other possible investments if investing  any of the following occurs:
 in the     . The U.S. or a local real estate market declines due to economic fund conditions, supply/demand imbalances (e.g., overbuilding and high vacancy rates) reduced or regulated rents or other causes.
            . Interest rates go up. This can affect the availability or cost of financing for property acquisitions and reduce the value of a REIT's fixed income investments.
            . The values of properties owned by a REIT are hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses.
            . A REIT in the fund's portfolio is, or is perceived by the market to be, poorly managed.
            . The market for REITs goes down or is less favored than other stock market sectors or types of investments.
            . The adviser's judgments about the relative values of REIT securities selected for the fund's portfolio prove to be wrong.

            Many REITs are small capitalization companies that may experience more price volatility, be less liquid and have more limited financial resources than large capitalization companies.

 Diversification
 and
 industry
 concentration
            The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Also, the fund concentrates (invests 25% or more of its assets) in the real estate group of industries. Being non-diversified and concentrated may magnify the fund's losses from adverse events affecting a particular issuer or the real estate group of industries.

 Who may    The fund may be appropriate for investors who:
 want to    . are pursuing a long-term goal such as investing for retirement
 invest     . want to allocate part of their investment portfolio to real estate investments
            . are seeking higher long-term returns and can accept the risk of volatility in the stock and real estate markets

            The fund may not be appropriate for investors who:
            .are pursuing a short-term investment goal
            .seek stability of principal
            .are uncomfortable with the risk of price volatility in the stock and real estate markets

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Real Estate Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the Morgan Stanley Real Estate Investment Trust Index ("Morgan Stanley REIT Index"). Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through an insurance company separate account which funds certain variable annuity and variable life insurance contracts ("Separate Account"). Please refer to the applicable Separate Account prospectus for more information on expenses.



                                    [GRAPH]

                       Total Return for Real Estate Fund

                               1999     (3.98)%

                               2000

                       Calendar years ended December 31

      Quarterly returns:
      Highest:     in    quarter
      Lowest:     in    quarter

 The bar chart shows the performance of the fund's shares for each full calendar year since its inception on December 7, 1998.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2000)

------------------------------------------------------------------------------------------------------
                                                   One year                           Since inception*
------------------------------------------------------------------------------------------------------
 Fund
------------------------------------------------------------------------------------------------------
 Morgan Stanley REIT Index

* Inception means 12/7/98 for the Sun Capital Real Estate Fund and the Morgan Stanley REIT Index.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Blue Chip Mid Cap Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Investment Long-term capital growth. The fund's board may change this goal
 goal       without obtaining the approval of the fund's shareholders.

 Key        The fund invests primarily in a diversified portfolio of common investmentsstocks and other equity securities of U.S. companies with market
 and        capitalizations within the range represented by the S&P Mid Cap strategies 400 Index.

 How        The fund is broadly diversified by industry and company. The fund investmentsfavors high-quality, well-established companies. These are
 are        companies with a leadership position within an industry, a strong
 selected   balance sheet, a high return on equity, and a strong management team.

            The fund uses a two-tiered strategy in selecting these investments:
            . Using what is sometimes referred to as a "top down" approach,
              Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and broad demographic trends. Through top down analysis, Wellington Management attempts to identify and anticipate trends and changes in markets and the overall economy. Wellington Management then seeks to identify those industries and sectors that will outperform others in these conditions.
            . Following its top down analysis, Wellington Management uses what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company's business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

            Wellington Management continually monitors every company in the fund's portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

 Principal  Investors could lose money on their investments in the fund or the
 risks of   fund could perform less well than other possible investments if investing  any of the following occurs:
 in the     . U.S. stock markets go down, or perform poorly relative to other
 fund         types of investments.
            . Medium capitalization companies fall out of favor with
              investors.
            . Prices of the fund's securities fall as a result of general market movements or unfavorable company news.
            . The fund's investment style and mid-capitalization focus do not produce favorable results relative to market trends.
            . The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
            . Wellington Management's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.

 Who may    The fund may be appropriate for investors who:
 want to    . are seeking to participate in the long-term growth potential of
 invest       U.S. medium capitalization stocks
            . are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large capitalization companies
            . are willing to accept the risks of the stock market

            The fund may not be appropriate for investors who:
            . are uncomfortable with the risks of the stock market
            . seek stability of principal
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Blue Chip Mid Cap Fund (continued)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Fund       This bar chart indicates the risks of investing in the fund by performanceshowing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 400 Mid Cap
            Index ("S&P 400 Mid Cap"). Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through an insurance company separate account which funds certain variable annuity and variable life insurance contracts ("Separate
            Account"). Please refer to the applicable Separate Account prospectus for more information on expenses.

                              Quarterly
                               returns:
                              Highest:          in quarter
                              Lowest:           in quarter

TOTAL RETURN FOR BLUE CHIP MID CAP FUND
               [CHART]
 5
 0
-1
2000
  CALENDAR YEAR ENDED DECEMBER 31

            The bar chart shows the performance of the fund's shares for each full calendar year since its inception on September 1, 1999.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2000)

------------------------------------------------------------------------------------------------------
                                                   One year                           Since inception*
------------------------------------------------------------------------------------------------------
 Fund
------------------------------------------------------------------------------------------------------
 S&P 400 Mid Cap Index

* Inception means September 1, 1999 for the SC Blue Chip Mid Cap Fund and the S&P 400 Mid Cap Index.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Investors Foundation Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Investment Long-term capital growth. The fund's board may change this goal
 goal       without obtaining the approval of the fund's shareholders.
 Key        The fund invests primarily in a diversified portfolio of common investmentsstocks and other equity securities of U.S. companies. The fund
 and        generally holds stocks of companies with market capitalizations strategies within the range represented by the Standard & Poor's (S&P) 500
            Index.
 How        The fund is broadly diversified by industry and company. The fund investmentsis managed to have an overall risk profile over the long term
 are        similar to that of the S&P 500 Index. The fund does not, however,
 selected   seek to replicate the S&P 500 Index. From time to time the fund's portfolio composition may diverge significantly from the S&P 500
            Index by style, market capitalization and industry focus. The fund owns fewer securities than the S&P 500 Index and takes positions in securities that are not in the S&P 500 Index.
            The fund's investment subadviser, Wellington Management Company,
            LLP (Wellington Management), selects investments for the fund using a combination of fundamental analysis and quantitative tools.
            . Wellington Management first uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis involves the assessment of a company's business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.
            . Wellington Management then complements its fundamental research with an internally developed quantitative analytical approach. This approach consists of both valuation and timeliness measures. Valuation measures focus on earnings estimates, future dividend growth, price/earnings ratios and cash flows to determine the relative attractiveness of different stocks in different industries. Timeliness measures focus on favorable earnings, company events and stock price momentum to assess the appropriate time to purchase a stock.

            Those securities that are considered most attractive under both fundamental and quantitative valuation approaches are favored in the selection process.

            Wellington Management continually monitors every company in the fund's portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals, or alternative investments become sufficiently more attractive.

 Principal  Investors could lose money on their investments in the fund or the
 risks of   fund could perform less well than other possible investments if investing  any of the following occurs:
 in the     . U.S. stock markets go down, or perform poorly relative to other
 fund         types of investments.
            . Prices of the fund's securities fall as a result of general market movements or unfavorable company news.
            . The fund's investment style combining fundamental analysis and quantitative measures does not produce favorable results relative to market trends.
            . The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
            . Wellington Management's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.
            . Wellington Management's hedging strategies are not successful.

 Who may    The fund may be appropriate for investors who:
 want to    . are seeking to participate in the long-term growth potential of
 invest       U.S. stocks
            . are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
            . are willing to accept the risks of the stock market

            The fund may not be appropriate for investors who:
            . are uncomfortable with the risks of the stock market . seek stability of principal

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Investor Foundation Fund (continued)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Fund       This bar chart indicates the risks of investing in the fund by performanceshowing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index ("S&P
            500"). Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through an insurance company separate account which funds certain variable annuity and variable life insurance contracts ("Separate Account"). Please refer to the applicable Separate Account prospectus for more information on expenses.


                              Quarterly
                               returns:
                              Highest:          in quarter
                              Lowest:           in quarter

Total Return for Investors Foundation Fund
                  [GRAPH]
 5
 0
-1
2000
Calendar year ended December 31
            The bar chart shows the performance of the fund's shares for each fund's calendar year since its inception on September 1, 1999.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2000)

------------------------------------------------------------------------------------------------------
                                                   One year                           Since inception*
------------------------------------------------------------------------------------------------------
 Fund
------------------------------------------------------------------------------------------------------
 S&P 500

* Inception means September 1, 1999 for the SC Investors Foundation Fund and
  the S&P 500 Index.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Select Equity Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Investment Long-term capital growth. The fund's board may change this goal
 goal       without obtaining the approval of the fund's shareholders.

 Key        The fund normally invests in twenty to forty common stocks and investmentsother equity securities of large capitalization U.S. companies.
 and        These investments are selected primarily from the S&P 500 Index.
 strategies

 How        In selecting investments for the fund, Wellington Management investmentsfavors large capitalization, high-quality companies with long-term
 are        growth potential. These are companies with accelerating earnings
 selected   growth, strong possibility of multiple expansion, or hidden or unappreciated value.

            The fund uses a two-tiered strategy in selecting these investments:
            . Using what is sometimes referred to as a "top down" approach,
              Wellington Management analyzes the general economic and investment environment. This includes an evaluation of economic conditions, U.S. fiscal and monetary policy, and broad demographic trends. Through top down analysis, Wellington Management attempts to identify and anticipate trends and changes in markets and the overall economy. Wellington Management then seeks to identify those industries and sectors that will outperform others in these conditions.
            . Following its top down analysis, Wellington Management uses what is sometimes referred to as a "bottom up" approach, which is the use of fundamental analysis to identify twenty to forty of the most attractive large capitalization companies for purchase. Fundamental analysis involves the assessment of a company's business environment, global expansion plans, management, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

            Wellington Management continually monitors every company in the fund's portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating investment fundamentals, or alternative investments become sufficiently more attractive.

 Principal  Investors could lose money on their investments in the fund or the
 risks of   fund could perform less well than other possible investments if investing  any of the following occurs:
 in the     . U.S. stock markets go down, or perform poorly relative to other
 fund         types of investments.
            . Large capitalization companies fall out of favor with investors.
            . Prices of the fund's securities fall as a result of general market movements or unfavorable company news.
            . The fund misses out on an investment opportunity because its assets are invested in a relatively small number of lower performing investments.
            . Wellington Management's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.

 Diversification
            The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer.

 Who may    The fund may be appropriate for investors who:
 want to    . are seeking to participate in the long-term growth potential of
 invest       U.S. large capitalization stocks
            . are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of a large number of companies
            . are willing to accept the risks of the stock market

            The fund may not be appropriate for investors who:
            . are uncomfortable with the risks of the stock market
            . seek stability of principal
            . wish to diversify their U.S. stock market investments across many U.S. companies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Select Equity Fund (continued)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Fund       This bar chart indicates the risks of investing in the fund by performanceshowing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index ("S&P
            500"). Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through an insurance company separate account which funds certain variable annuity and variable life insurance contracts ("Separate Account"). Please refer to the applicable Separate Account prospectus for more information on expenses.


                              Quarterly
                               returns:
                              Highest:          in quarter
                              Lowest:           in quarter

Total Return for Select Equity Fund
               [GRAPH]
 5
 0
-1
   2000
Calendar year ended December 31
            The bar chart shows the performance of the fund's shares for each fund's calendar year since its inception on September 1, 1999.

                          Average Annual Total Returns
                   (for the periods ended December 31, 2000)

------------------------------------------------------------------------------------------------------
                                                   One year                           Since inception*
------------------------------------------------------------------------------------------------------
 Fund
------------------------------------------------------------------------------------------------------
 S&P 500 Index

* Inception means September 1, 1999 for the Select Equity Fund and the S&P 500.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Davis Financial Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Investment     Growth of capital. The fund's board may change this goal
goal           without obtaining the approval of the fund's shareholders.

Key            The fund invests primarily in the common stock of financial
investments    companies. During normal market conditions, at least half of
and            the fund's assets are invested in companies that are
strategies     "principally engaged" in financial services.

               A company is "principally engaged" in financial services if it owns financial services related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services.

               Companies in the financial services group of industries include:

               . commercial banks
               . industrial banks
               . savings institutions
               . finance companies
               . diversified financial services companies
               . investment banking firms
               . securities brokerage houses
               . investment advisory companies
               . leasing companies
               . insurance companies
               . other companies providing similar services

 How           Davis Selected Advisers' investment philosophy is to select
 investments   common stock of quality overlooked growth companies at value
 are           prices and to hold them for the long-term. Davis uses extensive
 selected      research to seek to identify overlooked companies with
               substainable growth rates that currently sell at modest price-earnings multiples.

               In selecting securities for the fund, Davis looks for companies with some or all of the following characteristics:

               . Strong, experienced management with a proven track record
               . Significant management ownership of the company
               . Strong returns on capital
               . Lean expense structure
               . Dominant or growing market share in a growing market
               . Record of successful acquisitions to expand operations and markets
               . Strong balance sheet
               . Competitive products or services
               . Successful international operations
               . Innovation, including successful use of technology
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Davis Financial Fund (continued)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Principal      Investors could lose money on their investments in the fund or
risks of       the fund could perform less well than other possible
investing      investments if any of the following occurs:
in the
fund

                  . The stock market goes down.
                  . The market undervalues the stocks held by the fund for
                    longer than expected.
                  . Companies in the fund's portfolio could fail to achieve
                    earnings estimates or other market expectations, causing their stock prices to fall.

               Since the fund focuses its investments in the financial services group of industries, it is particularly vulnerable to the risks of those industries. In particular,

                  . Financial services companies may suffer a setback if
                    regulators change the rules under which they operate.
                  . Unstable interest rates may have a disproportionate effect on financial services companies.
                  . The fund may invest in financial services companies which have loan portfolios concentrated in particular regions or industries, such as a high level of loans to regional real estate developers, making these banks vulnerable to economic conditions that affect that region or industry.
                  . Some financial services companies may suffer from the
                    increasingly competitive environment in which they operate.

 Who may       The fund may be appropriate for investors who:
 want to
 invest

                  . are seeking long-term growth of capital
                  . believe that the financial services industry offers
                    attractive long-term growth opportunities
                  . are investing for the long term (five years or more) . are willing to accept the risks of the stock market

               The fund may not be appropriate for investors who:

                  . are worried about the possibility of sharp price swings
                    and dramatic price declines
                  . are interested in earning current income
                  . do not wish to invest in a concentrated portfolio of
                    financial services companies
                  . are investing for the short-term (less than five years)

 Fund          Performance information is not provided because the fund had
 performance   less than a full calendar year of investment operations.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Davis Venture Value Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Investment     Growth of capital. The fund's board may change this goal
goal           without obtaining the approval of the fund's shareholders.

Key            The fund invests primarily in the common stock of U.S.
investments    companies with market capitalizations of at least $5 billion.
and
strategies

How            Davis Selected Advisers' investment philosophy is to select
investments    common stock of quality overlooked growth companies at value
are            prices and to hold them for the long-term. Davis uses extensive
selected       research to seek overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples.

               In selecting securities for the fund, Davis looks for companies with some or all of the following characteristics:

               . Strong, experienced management with a proven track record . Significant management ownership of the company
               . Strong returns on capital
               . Lean expense structure
               . Dominant or growing market share in a growing market
               . Record of successful acquisitions to expand operations and markets
               . Strong balance sheet
               . Competitive products or services
               . Successful international operations
               . Innovation, including successful use of technology

               While Davis plans on holding companies for the long-term, it will consider selling a company if it no longer exhibits the characteristics that Davis believes foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns.

Principal      Investors could lose money on their investments in the fund or
risks of       the fund could perform less well than other possible
investing in   investments if any of the following occurs:
the fund

               . The stock market goes down.
               . The market undervalues the stocks held by the fund for longer than expected.
               . Companies in the fund's portfolio could fail to achieve
                 earnings estimates or other market expectations, causing their stock prices to fall.

Who may want   The fund may be appropriate for investors who:
to invest

               . are seeking long-term growth of capital
               . are more comfortable with established, well-known companies . are investing for the long-term (five years or more)
               . are willing to accept the risks of the stock market

               The fund may not be appropriate for investors who:

               . are worried about the possibility of sharp price swings and dramatic price declines
               . are interested in earning current income
               . are investing for the short term (less than five years)

Fund performance
               Performance information is not provided because the fund had less than a full calendar year of investment operations.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals and Strategies
 . Value Equity Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Investment Long-term capital appreciation. The fund's board may change this
 goals      goal without obtaining the approval of the fund's shareholders.

 Key        The fund invests primarily in a diversified portfolio of equity investmentssecurities listed on the New York Stock Exchange. Under normal
 and        conditions, the fund invests at least 65% of its total assets in strategies such equity securities.

 How
 investments
 are selected
            OpCap Advisors applies principles of value investing to choose investments for the fund. Using fundamental company analysis OpCap Advisors selects securities it believes are undervalued by the marketplace. Fundamental company analysis involves intensive evaluation of historical financial data including:
            . company financial statements
            . market share analysis
            . unit volume growth
            . barriers to entry
            . pricing policies
            . management record

            When evaluating equity securities, OpCap Advisors believes that there are two major components of value:
            . a company's ability to generate earnings that contribute to shareholder value; and
            . market undervaluation great enough to offer the potential for upside reward with what it believes is modest downward risk

            In selecting equity securities for the fund, OpCap Advisors seeks companies that have one or more of the following characteristics:
            . substantial and growing discretionary cash flow
            . strong shareholder value-oriented management
            . valuable consumer or commercial franchises
            . high returns on capital
            . favorable price to intrinsic value relationship

 Principal  Investors could lose money on their investments in the fund or the
 risks of   fund could perform less well than other possible investments if investing  any of the following occurs:
 in the     . The stock market goes down.
 fund       . Value stocks fall out of favor with the stock market.
            . The market undervalues the stocks held by the fund for longer than expected.
            . The stocks purchased by the fund turn out not to be undervalued.

 Who may    The fund may be appropriate for investors who:
 want to    . are seeking to participate in the long-term growth potential of
 invest       U.S. stocks
            . are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
            . are willing to accept the risks of the stock market

            The fund may not be appropriate for investors who:
            . are uncomfortable with the risks of the stock market . seek stability of principal

 Fund       Performance information is not provided because the fund had less performancethan a full calendar year of investment operations.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Value Managed Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Investment Growth of capital over time. The fund's board may change this goal
 goals      without obtaining the approval of the fund's shareholders.

 Key        The fund invests primarily in a portfolio consisting of common investmentsstocks, bonds and cash equivalents. OpCap Advisors will vary the
 and        allocation of the fund's investments in these assets depending on strategies its assessments of the relative values of such investments.

            The majority of the stocks purchased by the fund are listed on a domestic stock exchange or traded in the U.S. over-the-counter market. The fund may also purchase U.S. government securities, investment grade corporate bonds and high quality money market securities. The fund normally invests mainly in equity securities. The fund may invest up to 100% of its assets in debt securities but will do so only if equity securities are not an attractive investment.

 How        OpCap Advisors applies principles of value investing to choose investmentsinvestments for the fund. Using fundamental company analysis,
 are        OpCap Advisors selects securities it believes are undervalued by
 selected   the marketplace. Fundamental company analysis involves intensive evaluation of historic financial data including:
            . company financial statements
            . market share analysis
            . unit volume growth
            . barriers to entry
            . pricing policies
            . management record

            When evaluating equity securities, OpCap Advisors believes that there are two major components of value:
            . a company's ability to generate earnings that contribute to shareholder value; and
            . market undervaluation great enough to offer the potential for upside reward with what it believes is modest downward risk

            In selecting equity securities for the fund, OpCap Advisors seeks companies that have one or more of the following characteristics:
            . substantial and growing discretionary cash flow
            . strong shareholder value-oriented management
            . valuable consumer or commercial franchises
            . favorable price to intrinsic value relationship

 Principal  Investors could lose money on their investments in the fund or the
 risks of   value of the fund's investments in equity securities and thus the investing  value of the fund's shares could decline if any of the following
 in the     occurs:
 fund       . The stock market goes down.
            . Value stocks fall out of favor with the stock market.
            . The market undervalues the stocks held by the fund for longer than expected.
            . The stocks purchased by the fund turn out not to be undervalued.
            . OpCap Advisors' decisions about allocation among different asset classes may prove to be incorrect.

            In addition the value of the fund's investments in fixed income securities and thus the value of the fund's shares could decline if any of the following occurs:
            .Interest rates rise and the bond market goes down.
            .Issuers of debt instruments cannot meet their obligations.
            .Bond issuers call bonds selling at a premium to their call price before the maturity date.
            . Loans securing mortgage-backed obligations prepay principal more rapidly than expected, requiring the fund to reinvest these prepayments at lower rates.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . Value Managed Fund (continued)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Who may    The fund may be appropriate for investors who:
 want to    . are seeking to invest in a fund that includes both equity and
 invest       fixed income securities
            . are looking for an investment with potentially greater return but higher risk than a fund that invests exclusively in fixed income securities
            . are willing to accept the risks of both the stock market and potentially, the bond market

            The fund may not be appropriate for investors who:
            . are uncomfortable with the risks of the stock market . seek stability of principal

 Fund       Performance information is not provided because the fund had less performancethan a full calendar year of investment operations.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals and Strategies
 . Value Mid Cap Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Investment Long-term capital appreciation. The fund's board may change this
 goals      goal without obtaining the approval of the fund's shareholders.

 Key        The fund invests primarily in equity securities of companies with investmentsmarket capitalizations between $500 million and $8 billion at the
 and        time of purchase. The majority of the stocks purchased by the fund strategies are listed on a domestic stock exchange or traded in the U.S.
            over-the-counter market. The fund may also purchase securities listed on other U.S. or foreign securities exchanges or traded in the U.S. or foreign over-the-counter markets.

            OpCap Advisors believes that mid cap companies generally are studied by fewer analysts than are large cap companies which can lead to inefficiencies in the pricing of these stocks and can create attractive pricing opportunities. Large institutional investors also may not want to hold positions in mid cap companies which can lead to further inefficiencies and opportunities in the pricing of these stocks. Opportunities for value creation for mid cap companies could result from dominating their niches, erecting competitive barriers, regional or product line expansion or sale of the company.
 How
 investments
 are selected

            OpCap Advisors applies principles of value investing to choose investments for the fund. Using fundamental company analysis OpCap Advisors selects securities it believes are undervalued by the marketplace. Fundamental company analysis involves intensive evaluation of historic financial data including:
            . company financial statements
            . market share analysis
            . unit volume growth
            . barriers to entry
            . pricing policies
            . management record

            When evaluating equity securities, OpCap Advisors believes that there are two major components of value:
            . a company's ability to generate earnings that contribute to shareholder value; and
            . market undervaluation great enough to offer the potential for upside reward with what it believes is modest downward risk

            In selecting equity securities for the fund, OpCap Advisors seeks companies that have one or more of the following characteristics:
            . substantial and growing discretionary cash flow
            . strong shareholder value-oriented management
            . valuable consumer or commercial franchises
            . high returns on capital
            . favorable price to intrinsic value relationship

 Principal  Investors could lose money on their investments in the fund or the
 risks of   fund could perform less well than other possible investments if investing  any of the following occurs:
 in the     . The stock market goes down.
 fund       . Value stocks fall out of favor with the stock market.
            . The market undervalues the stocks held by the fund for longer than expected.
            . The stocks purchased by the fund turn out not to be undervalued.
            . Mid cap securities, which generally are more volatile and less liquid than large cap securities, decline in value more steeply or become less liquid than expected.

            The fund may be appropriate for investors who:
 Who may    . are seeking to participate in the long-term growth potential of
 want to      mid cap companies
 invest     . are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large cap companies
            . are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in mid cap companies with limited track records

            The fund may not be appropriate for investors who:
            . are uncomfortable with the risks of the stock market . seek stability of principal

 Fund       Performance information is not provided because the fund had less performancethan a full calendar year of investment operations.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals and Strategies
 . Value Small Cap Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Investment Capital appreciation. The fund's board may change this goal
 goals      without obtaining the approval of the fund's shareholders.

 Key        The fund invests primarily in a diversified portfolio of equity investmentssecurities of companies with market capitalizations of under $1.5
 and        billion at time of purchase. The majority of the stocks purchased strategies by the fund are listed on a domestic stock exchange traded in the
            U.S. over-the-counter market.

 How
 investments
 are selected
            OpCap Advisors applies principles of value investing to choose investments for the fund. Using fundamental company analysis OpCap Advisors selects securities it believes are undervalued by the marketplace. Fundamental company analysis involves intensive evaluation of historic financial data including:
            . company financial statements
            . market share analysis
            . unit volume growth
            . barriers to entry
            . pricing policies
            . management record

            When evaluating equity securities, OpCap Advisors believes that there are two major components of value:
            . a company's ability to generate earnings that contribute to shareholder value; and
            . market undervaluation great enough to offer the potential for upside reward with what it believes is modest downward risk

            In selecting equity securities for the fund, OpCap Advisors seeks companies that have one or more of the following characteristics:
            . substantial and growing discretionary cash flow
            . high returns on capital
            . strong shareholder value-oriented management
            . valuable consumer or commercial franchises

 Principal  Investors could lose money on their investments in the fund or the
 risks of   fund could perform less well than other possible investments if investing  any of the following occurs:
 in the     . The stock market goes down.
 fund       . Value stocks fall out of favor with the stock market.
            . The market undervalues the stocks held by the fund for longer than expected.
            . The stocks purchased by the fund turn out not to be undervalued.
            . Small cap securities, which generally are more volatile and less liquid than large cap securities, decline in value more steeply or become less liquid than expected.

 Who may    The fund may be appropriate for investors who:
 want to    . are seeking to participate in the long-term growth potential of
 invest       small cap companies
            . are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large or mid cap companies
            . are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in small cap companies with limited track records

            The fund may not be appropriate for investors who:
            . are uncomfortable with the risks of the stock market . seek stability of principal

 Fund       Performance information is not provided because the fund had less performancethan a full calendar year of investment operations.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals and Strategies
 . INVESCO Technology Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Investment Growth. The fund's board may change this goal without obtaining
 goal       the approval of the fund's shareholders.

 Key
 investments
 and strategies
            The fund invests primarily in the equity securities of companies doing business in the technology sector. A company is considered to be doing business in the technology sector if:

            . at least 50% of its gross income or its net sales come from activities in the technology sector,

            . at least 50% of its assets are devoted to producing revenues from the technology sector, or

            . based on other available information, INVESCO Funds Group, Inc.
              ("INVESCO") determines that the company's primary business is within the technology sector.

            Industries considered to be part of the technology sector include, but are not limited to:

            . applied technology

            . biotechnology

            . communications

            . computers

            . electronics

            . internet

            . information technology services and consulting

            . software

            . telecommunications equipment and services

            . office and factory automation

            . networking

            . robotics and video

            The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers.

 How        In selecting securities for the fund, INVESCO uses fundamental investmentsanalysis of a company's financial condition and industry position
 are        and market and economic conditions. INVESCO looks for companies
 selected   with some or all of the following characteristics:

            . strong, experienced management with a proven track record

            . lean company management

            . prospective above-average growth rates for the next three to five years

            . large, established firms that are leaders in their field or smaller companies that are emerging leaders in their field

            . strategic advantages over the competition

            . dominant or growing market share that is unaffected by overall economic conditions

 Principal  Investors could lose money on their investments in the fund or the
 risks of   fund could perform less well than other possible investments if investing  any of the following occurs:
 in the
 fund

            . U.S. stock markets go down, or perform poorly relative to other types of investments.

            . The fund's investment style does not produce favorable results relative to market trends.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals and Strategies
 . INVESCO Technology Fund (continued)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            . A change in the exchange rate between U.S. dollars and foreign currency reduces the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

            . The value of the fund's U.S. dollar-denominated foreign
              securities goes down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

            Since the fund focuses its investments in the technology sector, it is particularly vulnerable to the risks of that industry. In particular,

            . Many products and services in the technology industry are subject to rapid obsolescence, which may lower the market value of the securities of the companies in that sector.

            . The market prices of faster growing, more volatile technology companies will tend to rise and fall more rapidly than those of larger, more established companies.

            . The technology industry can be significantly affected by short product cycles, falling prices and profits, and competition from new market entrants.

 Who may    The fund may be appropriate for investors who:
 want to
 invest

            . are investing for the long term (five years or more)

            . are willing to accept the additional risks associated with sector investing

            . are willing to tolerate share price volatility

            The fund may not be appropriate for investors who:

            . are seeking current dividend or interest income

            . are uncomfortable with short-term volatility

            . are investing for the short term (less than five years).

 Fund       Performance information is not provided because the fund had less performancethan a full calendar year of investment operations.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . INVESCO Telecommunications Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 Investment Primary: Growth. Secondary: Income. The fund's board may change goals this goal without obtaining the approval of the fund's shareholders.

 Key        The fund invests primarily in the equity securities of companies investmentsdoing business in the telecommunications sector.
 and
 strategies

            A company is considered to be doing business in the
              telecommunications sector if:

            . at least 50% of its gross income or its net sales come from activities in the telecommunications sector,

            . at least 50% of its assets are devoted to producing revenues from the telecommunications sector or

            . based on other available information, INVESCO determines that the company's primary business is within the telecommunications sector.

            Companies considered to be part of the telecommunications sector include, but are not limited to companies that offer:

            . telephone services, . television and movie programming,


            . wireless communications,
                                  . broadcasting


            . satellite communications,
                                  . internet access


            The fund may invest up to 100% of its total assets in the securities of non-U.S. issuers. Normally, the Fund will invest in companies located in at least three different countries. However, U.S. issuers will often dominate the portfolio.

 How        In selecting securities for the fund, INVESCO selects stocks based investmentson projected total return for individual companies, while also
 are        analyzing country specific factors that might affect stock
 selected   performance or influence company valuation.

            INVESCO looks for companies with some or all of the following characteristics:

            . strongly managed market leaders

            . smaller, faster growing companies that offer new products or services and/or are increasing their market share

 Principal  Investors could lose money on their investments in the fund or the
 risks      fund could perform less well than other possible investments if
 of         any of the following occur:
 investing
 in

            . Stock markets in which INVESCO has invested go down, or perform
 the fund     poorly relative to other types of investments.

            . The fund's investment style does not produce favorable results relative to market trends.

            . A change in the exchange rate between U.S. dollars and foreign currency reduces the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

            . The value of the fund's foreign securities goes down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

            Since the fund focuses its investments in the telecommunications sector, it is particularly vulnerable to the risks of that sector. In particular:

            . The telecommunications industry is subject to government regulation of rates of return and services that may be offered.

            . Intense competition by new market entrants could adversely affect a particular issuer's ability to expand or maintain market share.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . INVESCO Telecommunications Fund (continued)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Who may    The fund may be appropriate for investors who:
 want to    . are investing for the long term (five years or more)
 invest

            . are willing to accept the additional risks associated with sector investing

            . are willing to tolerate share price volatility

            The fund may not be appropriate for investors who:
            . are primarily seeking current dividend or interest income

            . are uncomfortable with short-term volatility

            . are investing for the short term (less than five years).

 Fund       Performance information is not provided because the fund had less performancethan a full calendar year of investment operations.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 .  INVESCO Health Sciences Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 Investment Growth. The fund's board may change this goal without obtaining
 goal       the approval of the fund's shareholders.

 Key        The fund invests primarily in the equity securities of companies investmentsdoing business in the health sciences sector. A company is
 and        considered to be doing business in the health sciences sector if:
 strategies

            . at least 50% of its gross income or its net sales come from activities in the health sciences sector,

            . at least 50% of its assets are devoted to producing revenues from the health sciences sector, or

            . based on other available information, INVESCO determines that the company's primary business is within the health sciences sector.

            Companies in the health sciences sector include, but are not limited to companies that offer:

            . medical equipment or supplies

                                  . health care facilities

            . pharmaceuticals

                                  . applied research and development of new
                                    products or services

            The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers.

 How        In selecting securities for the fund, INVESCO uses fundamental investmentsanalysis of a company's financial condition and industry position
 are        and market and economic conditions. INVESCO looks for companies
 selected   with some or all of the following characteristics.

            . strong, innovative management

                                  . well-established health care firms

            . new product lines

                                  . fast-growing, dynamic companies with new
                                    products or increasing market share

 Principal  Investors could lose money on their investments in the fund or the
 risks of   fund could perform less well than other possible investments if investing  any of the following occurs:
 in the
 fund

            . U.S. stock markets go down, or perform poorly relative to other types of investments.

            . The fund's investment style does not produce favorable results relative to market trends.

            . A change in the exchange rate between U.S. dollars and foreign currency reduces the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

            . The value of the fund's foreign securities goes down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

            Since the fund focuses its investments in the health sciences sector, it is particularly vulnerable to the risks of that industry. In particular:

            . Many faster-growing health care companies have limited operating histories, and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of those companies' securities prices.

            . Many of these activities are funded or subsidized by
              governments; withdrawal or curtailment of this support could lower the profitability and market prices of such companies.

            .Changes in government regulation may have an adverse impact on these companies.

            .Continuing technological advances may mean rapid obsolescence of products and services.

            . Pharmaceutical companies and other companies in the health care industries can be adversely affected by patent expirations.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Funds' Goals And Strategies
 . INVESCO Health Sciences Fund (continued)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 Who may    The fund may be appropriate for investors who:
 want to
 invest

            . are investing for the long term (five years or more)

            .are willing to accept the additional risks associated with sector investing

            .are willing to tolerate share price volatility

            The fund may not be appropriate for investors who:

            . are seeking current dividend or interest income

            . are uncomfortable with short-term volatility

            . are investing for the short term (less than five years).

 Fund       Performance information is not provided because the fund had less performancethan a full calendar year of investment operations.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Goals and Strategies
 . INVESCO Energy Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            Growth. The fund's board may change this goal without obtaining the approval of the fund's shareholders.
 Investment goal

 Key investments
 and strategies
            The fund invests primarily in equity securities of companies doing business in the energy sector. A company is considered to be doing business in the energy sector if:

            . at least 50% of its gross income or its net sales come from activities in the energy sector,

            . at least 50% of its assets is devoted to producing revenues from the energy sector, or

            . based on other available information, INVESCO determines that the company's primary business is within the energy sector.

            Companies in the energy sector include, but are not limited to:

            . oil companies

                                         . energy conservation companies

            . oil and gas exploration companies

                                         . coal and uranium companies

            . pipeline companies

                                         . alternative energy companies

            . refinery companies         . pollution control technology
                                           companies.

            The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers.

 How
 investments
 are selected
            In selecting securities for the fund, INVESCO uses fundamental analysis of a company's financial condition and industry position and market and economic conditions. INVESCO looks for companies with some or all of the following characteristics:

            . strong management

            . concentrated leadership

            . prospective above-average growth rates for the next three to five years

            INVESCO generally seeks to keep the fund's investments divided among the three main energy subsectors:

            . major oil companies,

            . energy services and

            . oil and gas exploration/production companies.

            INVESCO adjusts portfolio weightings depending on current economic conditions. Although individual security selection drives the performance of the fund, short-term fluctuations in commodity prices may influence fund returns and increase price fluctuations in the fund's shares.

 Principal risks
 of investing in
 the fund
            Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

            . U.S. stock markets go down, or perform poorly relative to other types of investments.

            . The fund's investment style does not produce favorable results relative to market trends.

            . A change in the exchange rate between U.S. dollars and foreign currency reduces the value of the fund's investment in a security valued in the foreign currency, or based on that currency value.

            . The value of the fund's U.S. dollar-denominated foreign
              securities goes down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

            Since the fund focuses its investments in the energy sector, it is particularly vulnerable to the risks of that industry. In particular these businesses may be adversely affected by:

            . Fluctuations in price and supply of energy fuels caused by events relating to international politics, energy conservation, federal or state regulations on energy production, distribution and sale.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Goals and Strategies
 . INVESCO Energy Fund (continued)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            . The success or failure of exploration projects.

            . Tax and other government regulations.

 Who may    The fund may be appropriate for investors who:
 want to
 invest

            . are investing for the long-term (five years or more)

            . are willing to accept the additional risks associated with sector investing

            . are willing to tolerate share price volatility

            The fund may not be appropriate for investors who:

            . are seeking current dividend or interest income

            . are uncomfortable with short-term volatility

            . are investing for the short term (less than five years).

 Fund       Performance information is not provided because the fund had less performancethan a full calendar year of investment operations.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Goals and Strategies
 . Neuberger Berman Mid Cap Value Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Investment Growth of capital. The fund's board may change this goal without
 goal       obtaining the approval of the fund's shareholders.

 Key        The fund invests primarily in equity securities of companies with investmentsmarket capitalizations from $1 billion to $12 billion at the time
 and        of purchase. The fund may revise this definition based on market strategies conditions.

 How        Neuberger Berman Management Inc. ("Neuberger Berman") looks for investmentswell-managed companies whose stock prices are undervalued and that
 are        may rise in price before other investors realize their worth.
 selected   Factors that Neuberger Berman may use to identify value stocks include, but are not limited to:
            . earnings
            . book value or other financial measures
            . strong fundamentals (including a low price-to-earnings ratio)
            . consistent cash flow
            . sound track record through all phases of the market cycle
            . strong position relative to competitors
            . high level of stock ownership among management
            . recent sharp decline in stock price that appears to be the result of short-term market overreaction to negative news

            Neuberger Berman will consider selling a stock when:
            . it reaches a target price,
            . it fails to perform as expected or
            . other opportunities appear more attractive

 Principal  Investors could lose money on their investments in the fund or the
 risks of   fund could perform less well than other possible investments if investing  any of the following occurs:
 in the     . Stocks that Neuberger Berman has selected fluctuate more widely
 fund         in price than the market as a whole.
            . Stocks that Neuberger Berman has selected underperform other types of stocks when the market is not robust, or when mid-cap stocks are out of favor.
            . Stocks that Neuberger Berman has selected fall in price or become difficult to sell during market downturns.
            . Value stocks as a category lose favor with investors compared to growth stocks.
            . Neuberger Berman fails to anticipate which stocks or industries would benefit from changing market or economic conditions.

 Who may    The fund may be appropriate for investors who:
 want to    . are seeking to participate in the long-term growth potential of
 invest       mid cap companies
            . are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large cap companies
            . are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in mid cap companies

            The fund may not be appropriate for investors who:
            . are uncomfortable with the risks of the stock market . seek stability of principal

 Fund       Performance information is not provided because the fund had less performancethan a full calendar year of investment operations.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Goals and Strategies
 . Neuberger Berman Mid Cap Growth Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Investment Growth of capital. The fund's board may change this goal without
 goal       obtaining the approval of the fund's shareholders.

 Key        The fund invests primarily in equity securities of companies with investmentsmarket capitalizations from $1 billion to $12 billion at the time
 and        of purchase. The fund may revise this definition based on market strategies conditions.

 How        Neuberger Berman targets already successful companies that could investmentsbe even more so, especially fast-growing companies that are in new
 are        or rapidly evolving industries. Factors that Neuberger Berman may
 selected   use to identify growth stocks include:

            . above-average growth of earnings

            . earnings that exceed analysts' expectations

            . financial strength

            . strong position relative to competitors

            . stock price that is reasonable in light of its growth rate

            Neuberger Berman follows a disciplined sell strategy and will consider selling a stock when it:

            . reaches a target price,

            . fails to perform as expected or

            . appears substantially less desirable than another stock

 Principal  Investors could lose money on their investments in the fund or the
 risks of   fund could perform less well than other possible investments if investing  any of the following occurs:
 in the
 fund

            . Stocks that Neuberger Berman has selected fluctuate more widely in price than the market as a whole.

            . Stocks that Neuberger Berman has selected underperform other types of stocks when the market is not robust, or when mid-cap stocks are out of favor.

            . Stocks that Neuberger Berman has selected fall in price or become difficult to sell during market downturns.

            . Growth stocks as a category lose favor with investors compared to value stocks.

            . Neuberger Berman fails to anticipate which stocks or industries would benefit from changing market or economic conditions.

 Who may    The fund may be appropriate for investors who:
 want to
 invest

            . are seeking to participate in the long-term growth potential of mid cap companies

            . are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large cap companies

            . are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in mid cap companies

            The fund may not be appropriate for investors who:

            . are uncomfortable with the risks of the stock market

            . seek stability of principal

 Fund       Performance information is not provided because the fund had less performancethan a full calendar year of investment operations.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

More About The Funds' Investments

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 . Investment Grade Bond Fund
 . INVESCO Telecommunications Fund
 . Neuberger Berman Mid Cap Growth Fund
 . Neuberger Berman Mid Cap Value Fund

 Substantially
 all of
 Investment
 Grade Bond
 Fund's
 investments
 will be
 either
 U.S.
 dollar-
 denominated
 or hedged
 back into
 U.S.
 dollars
 through
 transactions
 in
 currency
 swaps or
 other
 currency
 derivative
 contracts.
            Permitted investments Each fund may invest in all types of fixed income securities of any maturity or duration, such as:

            .bills, notes, bonds
            .residential and commercial mortgage-backed securities .collateralized mortgage and bond obligations
            .asset-backed securities
            .structured notes and other derivative securities
            .convertible securities
            .preferred stock and trust certificates

            These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind and auction rate features. Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund may each invest up to 35% of its assets in investment grade fixed income securities. If the quality of any fixed income securities held by either fund deteriorates so that they are no longer investment grade, the fund will sell the securities so that its holdings of these securities do not exceed 5% of its net assets.

            Credit quality Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating or are unrated securities that the adviser believes are of comparable quality. Lower credit quality securities are known as high yield bonds or junk bonds. If a security receives different ratings from multiple rating organizations, the fund may treat the security as being rated in the highest rating category received. Investment Grade Bond Fund may choose not to sell securities that are downgraded, after their purchase, below the fund's minimum acceptable credit rating. Investment Grade Bond Fund's credit standards also apply to counterparties on "over-the-counter" derivative contracts.

            High yield bonds (junk bonds) INVESCO Telecommunications Fund may invest up to 15% of its assets in below investment grade securities (junk bonds). High yield bonds involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed-income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

 . All Funds other than Money Market Fund, Investment Grade Bond Fund and
  Real Estate Fund

            Permitted investments and additional risks Each fund invests primarily in common stocks and common stock equivalents including convertible debt securities and convertible preferred stocks. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer's common stock by exchange or purchase at a predetermined rate. Convertible debt securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

            American Depositary Receipts and Foreign Securities Each fund may invest in American Depositary Receipts (ADRs) which are U.S.
            dollar denominated securities representing an interest in foreign
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

More About The Funds' Investments

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            securities. Each fund may also invest in foreign securities listed on a U.S. stock exchange or quoted market such as the New York
            Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation. Value Equity Fund, Value Managed Fund, Value Mid Cap Fund and Value Small Cap Fund may each also invest in securities traded in foreign over-the-counter markets. Each of Value Equity Fund, Value Managed Fund, Value Mid Cap Fund, Value Small Cap Fund and INVESCO Telecommunications Fund may invest up to 100% of its assets in foreign securities.
            Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund may each invest up to 100% of its assets in U.S. dollar denominated foreign securities. Each fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies. A fund's investments in foreign securities or ADRs involve greater risk than investments in securities of U.S. issuers.

            Rights and Warrants Each fund may also invest in rights and warrants. Rights and warrants entitle the holder to buy common stock from the issuer at a specified price and time. Rights and warrants are subject to the same market risks as stocks, but may be more volatile in price. A fund's investment in these instruments will not entitle it to receive dividends or exercise voting rights and will become worthless if the right or warrant is not exercised before the expiration date.

 . Blue Chip Mid Cap Fund  . Neuberger Berman Mid Cap Growth Fund

 . Investors Foundation Fund
                           . Neuberger Berman Mid Cap Value Fund

 . Select Equity Fund

            While each fund intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by each fund's key investment strategy, each fund may maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small capitalization companies may present greater risks than securities of larger, more established companies. Small capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

 . Real Estate Fund

 The fund   Permissible investments and additional risks Although the fund may invest typically focuses on equity REITs, it may invest without
 in a       restriction in mortgage REITs and in equity securities of other variety of U.S. and foreign real estate companies. A mortgage REIT invests
 types of   most of its assets in real estate mortgages and earns most of its
 real       income from interest payments. A real estate company is a company
 estate     that earns at least 50% of its gross revenues or net profits from companies  real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing or acting as a broker for real estate.
            Examples of related products and services include building supplies and mortgage servicing.

            In selecting investments for the fund, the adviser identifies securities with significant potential for appreciation relative to risk and other securities while also analyzing the level of dividend payments. The adviser uses the same strategy to select other real estate companies for the fund as it uses to select
            REITs. Many of the risks of REIT investing described in "The
            Funds' Goals and Strategies" also apply to other real estate companies.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

More About The Funds' Investments

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            REITs are subject to the following additional risks:
            . A REIT may be unable to obtain financing to fund income and gain distributions required by federal tax law.
            . A REIT may fail to qualify for the federal tax exemption for distributed income.
            . Changes in federal tax law may adversely affect REITs, for example, by limiting their permissible businesses or investments.
            . Fund shareholders indirectly bear a proportionate share of the advisory fees and other operating expenses of REITs in the fund's portfolio in addition to the advisory fees and other expenses of the fund.

            The fund may invest up to 20% of its assets in any of the fixed income securities in which Investment Grade Bond Fund is permitted to invest.


 All Funds other than Money Market Fund

 A          Derivative contracts Each fund may, but need not, use derivative derivative contracts, such as futures and options on securities, securities
 contract   indices, interest rates or currencies, or options on these
 will       futures, to hedge against the economic impact of adverse changes
 obligate   in the market value of portfolio securities, because of changes in or entitle securities market prices, interest rates or currencies. Investing
 the fund   in the individual bonds and sectors considered most attractive by to deliver the adviser may not necessarily enable Investment Grade Bond Fund or receive to achieve its target duration. This fund may use derivative
 an asset   contracts to increase or decrease the fund's duration. In
 or a cash  addition, Real Estate Fund may use derivative contracts to manage
 payment    the interest rate risk associated with both its real estate and
 that is    fixed income investments and to stay fully invested in stocks when
 based on   it has a significant cash position.
 the change
 in value
 of a
 designated
 security,
 currency
 or index.

            Investors Foundation Fund may purchase and sell options and enter into futures contracts with respect to stocks and stock indices:
            (i) to seek to hedge against adverse changes in stock market prices, or (ii) as a substitute for purchasing or selling securities.

            Even a small investment in derivative contracts can have a large impact on a fund's interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser's expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund's other portfolio holdings.

            Some of the foreign securities purchased by Investment Grade Bond Fund and Real Estate Fund may be denominated in a foreign currency, which could decline in value against the U.S. dollar. Investment Grade Bond Fund generally will, and Real Estate Fund may, use currency swaps and other currency derivatives to try to hedge against this risk. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund's foreign currency investments and its currency derivatives. Either fund might perform less well than a fund that does not hedge against foreign currency risk.

            Counterparties to "over-the-counter" derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund's portfolio less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

More About The Funds' Investments

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

All Funds
            Borrowing Each fund, except Money Market Fund, may borrow up to one-third of total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

            Impact of high portfolio turnover Investment Grade Bond Fund, Blue Chip Mid Cap Fund, Investors Foundation Fund, Select Equity Fund, INVESCO Energy Fund, INVESCO Health Sciences Fund, INVESCO Technology Fund, INVESCO Telecommunications Fund, Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund may engage in active and frequent trading to achieve their principal investment strategies. Frequent trading increases transaction costs, which could detract from a fund's performance.

            Defensive investing Each fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its duration, the fund may not meet its stated investment goal. Money Market Fund will not take a defensive position because it invests exclusively in investment grade money market securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Investment Adviser and Subadviser

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Sun        About the Adviser. Sun Capital Advisers, Inc., One Sun Life
 Capital    Executive Park, Wellesley Hills, Massachusetts 02481, is the
 Advisers,  funds' investment adviser. The funds are the only mutual funds
 Inc. is    managed by the adviser. The adviser is an indirect wholly-owned the funds' subsidiary of Sun Life Assurance Company of Canada (Sun Life of investment Canada). Sun Life of Canada completed its demutualization on March
 adviser.   22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life
            Financial"), is now the ultimate parent of Sun Life of Canada and the adviser. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.


            The adviser has been providing investment advice and supervisory services to pension, qualified retirement and profit-sharing plans of Sun Life of Canada and its affiliates since 1997. Sun Life of Canada is a diversified financial services organization with total
            assets under management at December 31, 2000 of $[   ]. Sun Life
            of Canada provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom and the Asia Pacific Region.

            The adviser provides the funds with investment research and portfolio management services and manages certain aspects of the funds' business affairs. In the case of each fund other than the Money Market Fund, Investment Grade Bond Fund and Real Estate Fund, the adviser employs a subadviser. For its services, the adviser receives a fee from each fund equal on an annual basis to a percentage of the fund's average daily net assets. In the case of those funds managed by a subadviser, the adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

            The adviser intends to limit its management fee and to reimburse each fund's nonmanagement expenses for an indefinite period. The total operating expenses will be capped on an annual basis to the percentages of the fund's average daily net assets shown in the table below. To the extent that any fund's total expense ratio falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. In the case of each fund, the adviser has contractually agreed to maintain the limit described below until May 1, 2002.

 Advisory
 Fees and
 Total      Fund                          Advisory Fee Total Operating Expenses
 Operating
 Expenses
            Money Market Fund                0.50%              0.65%
            Investment Grade Bond Fund       0.60%              0.75%
            Real Estate Fund                 0.95%              1.25%
            Blue Chip Mid Cap Fund           0.80%              1.00%
            Investors Foundation Fund        0.75%              0.90%
            Select Equity Fund               0.75%              0.90%
            Davis Financial Fund             0.75%              0.90%
            Davis Venture Value Fund         0.75%              0.90%
            Value Equity Fund                0.80%              0.90%
            Value Managed Fund               0.80%              0.90%
            Value Mid Cap Fund               0.80%              1.00%
            Value Small Cap Fund             0.80%              1.00%
            INVESCO Technology Fund          1.05%              1.25%
            INVESCO Telecommunications
             Fund                            1.05%              1.25%
            INVESCO Health Sciences Fund     1.05%              1.25%
            INVESCO Energy Fund              1.05%              1.25%
            Neuberger Berman Mid Cap
             Value Fund                      0.95%              1.10%
            Neuberger Berman Mid Cap
             Growth Fund                     0.95%              1.10%


            The advisory fee for Blue Chip Mid Cap Fund, Investors Foundation Fund and Select Equity Fund declines to 0.75%, 0.70% and 0.70%, respectively, as each fund's daily net assets exceed $300 million. The advisory fee for each of Value Equity Fund, Value Managed
            Fund, Value Mid Cap Fund and Value Small Cap Fund declines to
            0.75% as each fund's daily net assets reach between $400 million and $800
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            million, then declines to 0.70% as each fund's daily net assets exceed $800 million. The advisory fee for each of Davis Financial Fund and Davis Venture Value Fund declines to 0.70% as each fund's daily net assets exceed $500 million. The advisory fee for each of INVESCO Technology Fund, INVESCO Telecommunications Fund, INVESCO Health Sciences Fund and INVESCO Energy Fund declines to 1.00% as each fund's daily net assets exceed $750 million. The advisory fee for each of Neuberger Berman Mid Cap Value Fund and Neuberger
            Berman Mid Cap Growth Fund declines to 0.90% as each fund's daily net assets exceed $750 million.

            Sun Capital Advisers Trust and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

            About Wellington Management Company, LLP. Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109, serves as the subadviser to Investors Foundation Fund, Select Equity Fund and Blue Chip Mid Cap Fund. Wellington Management is independent of the adviser and discharges its responsibilities subject to the policies of the board of trustees of Sun Capital Advisers Trust and the oversight and supervision of the adviser. Wellington Management is a professional investment-counseling firm which provides investment services to mutual funds, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. As of December 31, 2000, Wellington Management had discretionary investment authority with respect to
            approximately $[   ] of client assets.

            About Davis Selected Advisers, L.P. Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706, serves as the subadviser to Davis Financial Fund and Davis Venture Value Fund. Davis Selected Advisers is independent of the Adviser and discharges its responsibilities subject to the policies of the Board of Trustees of Sun Capital Advisers Trust and the oversight and supervision of the Adviser. Davis Selected Advisers is a professional investment management firm which provides investment services to mutual funds, employee benefit plans and other institutions and individuals. Davis Selected Advisers is a limited partnership and Davis Investments, LLC, is its sole general partner. Christopher Davis is the controlling shareholder of the general partner. As of December 31, 2000, Davis Selected Advisers advised or subadvised more than [ ] portfolios for U.S.
            registered investment companies with assets of more than $[    ].

            About OpCap Advisors. OpCap Advisors, 1345 Avenue of the Americas, New York, New York 10105-4800, serves as the subadviser to Value Equity Fund, Value Managed Fund, Value Mid Cap Fund and Value Small Cap Fund. OpCap Advisors is independent of the adviser and discharges its responsibilities subject to the policies of the board of trustees of Sun Capital Advisers Trust and the oversight and supervision of the adviser. OpCap Advisors, an indirect wholly owned subsidiary of PIMCO Advisors L.P., is the subsidiary of Oppenheimer Capital responsible for the management of investment company assets in the United States and elsewhere. These include closed-end funds, mutual funds offered directly to retail investors as well as funds offered as investment alternatives in variable annuity and variable insurance products. On May 5, 2000 a subsidiary of Allianz AG, pursuant to a definitive agreement entered into between and among Allianz AG and PIMCO Advisors, L.P., acquired an approximately 70% interest in PIMCO Advisors, L.P. and its subsidiaries.

            As of December 31, 2000, OpCap Advisors advised or subadvised more than 30 portfolios for U.S. registered investment companies with assets of more than $13 billion.

--------------------------------------------------------------------------------
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                                       36

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            About INVESCO Funds Group, Inc. INVESCO Funds Group, Inc., 800
            East Union Avenue, Denver, Colorado, serves as the subadviser to INVESCO Technology Fund, INVESCO Telecommunications Fund, INVESCO Health Sciences Fund and, INVESCO Energy Fund. INVESCO Funds
            Group, Inc. is independent of the adviser and discharges its responsibilities subject to the policies of the board of trustees of Sun Capital Advisers Trust and the oversight and supervision of the adviser. As of December 31, 2000, INVESCO Funds Group, Inc. managed $[ ] in total assets. INVESCO Funds Group, Inc. is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company listed on the London, New York, Paris, Toronto and Frankfurt Stock Exchanges. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis.

            About Neuberger Berman Management Inc. Neuberger Berman Management Inc., 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, serves as the subadviser to Neuberger Berman Mid Cap Value Fund and Neuberger Berman Mid Cap Growth Fund. Neuberger Berman Management Inc. is independent of the adviser and discharges its responsibilities subject to the policies of the board of trustees of Sun Capital Advisers Trust and the oversight and supervision of the adviser. Neuberger Berman Management Inc. is a wholly-owned subsidiary of Neuberger Berman, Inc., a publicly traded company listed on the New York Stock Exchange. As of December 31, 2000, Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser, managed $56.5 billion in total assets.

 Portfolio Managers. The adviser has selected the following persons to manage the investments for the funds.

  Fund                       Fund        Positions during past five years
                             manager(s)
  Money Market Fund and      Richard     Vice president, Sun Capital Advisers
  Investment Grade Bond Fund Gordon, CFA Trust, since 1998. Senior vice president, Sun Capital Advisers, Inc.,
                                         since 2000, and previously vice
                                         president (1992-2000). Vice president,
                                         U.S. Public Bonds, Sun Life Assurance
                                         Company of Canada, since 1994.
                             Howard C.   Vice president, Sun Capital Advisers
                             Greene, CFA Trust, since 1998. Senior vice
                                         president, Sun Capital Advisers, Inc.,
                                         since 2000, and previously vice
                                         president (1998-2000). Assistant vice
                                         president, U.S. Public Bonds, Sun Life
                                         Assurance Company of Canada, since
                                         1996. Prior to that, senior investment
                                         officer (1989-1996).

  Real Estate Fund           John T.     Vice president, Sun Capital Advisers
                             Donnelly,   Trust, since 1998. Senior vice
                             CFA         president, Sun Capital Advisers, Inc.,
                                         since 2000, and previously vice
                                         president (1998-2000). Vice president,
                                         U.S. Equities, Sun Life Assurance
                                         Company of Canada, since 1999. Prior
                                         to that, assistant vice president
                                         (1997-1999) and senior investment
                                         officer, U.S. Public Bonds (1994-
                                         1997).
                             Joseph H.   Vice president, Sun Capital Advisers,
                             Bozoyan,    Inc., since 2000. Senior investment
                             CFA         analyst, U.S. Equities, Sun Life
                                         Assurance Company of Canada, since
                                         1997. Prior to that, senior investment
                                         analyst, U.S. Public Bonds (1996-
                                         1997), and investment analyst, (1994-
                                         1996).
                             Thomas V.   Senior vice president, Sun Capital
                             Pedulla     Advisers, Inc., since 2000, and
                                         previously vice president (1998-2000).
                                         Assistant vice president, U.S. Real
                                         Estate, Sun Life Assurance Company of
                                         Canada, since 2000. Prior to that,
                                         senior property investments officer
                                         (1999-2000) and property investments
                                         officer (1995-1999).



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                                       37

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               Positions during past
  Fund                                 Fund                    five years
                                       manager(s)
  Blue Chip Mid Cap Fund               Team-Managed            The Fund is managed by
                                                               Wellington Management
                                                               Company, LLP's Mid Cap
                                                               Opportunities Team. The
                                                               Team focuses on
                                                               investments in mid cap
                                                               equity securities and is
                                                               comprised of investment
                                                               professionals with an
                                                               average of 12 years of
                                                               investment experience.


  Investors Foundation Fund            Doris Dwyer Chu         Vice president,
                                                               Wellington Management
                                                               Company, LLP since 1998.
                                                               Prior to that, partner
                                                               and portfolio manager,
                                                               Grantham, Mayo, Van
                                                               Otterloo & Co. (1985-
                                                               1998).

  Select Equity Fund                   Maya K. Bittar          Vice president,
                                                               Wellington Management
                                                               Company, LLP since 1998.
                                                               Prior to that, senior
                                                               portfolio manager,
                                                               Firstar Investment
                                                               Research and Management
                                                               Company (1993-1998).

  Davis Financial Fund                 Christopher C.          Portfolio manager or co-
  and Davis Venture Value Fund         Davis                   portfolio manager of
                                                               Davis New York Venture
                                                               Fund since 1995.

                                       Kenneth C.              Co-portfolio manager of
                                       Feinberg                Davis New York Venture
                                                               Fund since 1998.
                                                               Research analyst, Davis
                                                               Selected Advisers, L.P.
                                                               (1994-1998).

  INVESCO Energy Fund                  John S. Segner          The Fund is managed by
                                                               Mr. Segner who has been
                                                               a Vice President of
                                                               INVESCO Funds Group,
                                                               Inc., since 1997. Prior
                                                               to that, Mr. Segner was
                                                               a managing director and
                                                               portfolio manager with
                                                               The Mitchell Group, Inc.
                                                               (1990-1997).

  INVESCO Health Sciences Fund         Tom Wald, CFA           The Fund is managed by
                                                               Mr. Wald who has been a
                                                               Vice President of
                                                               INVESCO Funds Group,
                                                               Inc., since 1997. Prior
                                                               to that, Mr. Wald was
                                                               the senior health care
                                                               analyst at Munder
                                                               Capital Management
                                                               (1995-1996).

  INVESCO Technology Fund              William Keithler, CFA   The Fund is managed by
                                                               Mr. Keithler who serves
                                                               as the Director of
                                                               Sector Management and as
                                                               a Senior Vice President
                                                               at INVESCO Funds Group,
                                                               Inc. Before joining
                                                               INVESCO in 1998, Mr.
                                                               Keithler was a portfolio
                                                               manager at Berger
                                                               Associates, Inc. (1993-
                                                               1998).

  INVESCO Telecommunications Fund      Brian Hayward, CFA      The Fund is managed by
                                                               Mr. Hayward who has been
                                                               a Vice President of
                                                               INVESCO Funds Group,
                                                               Inc., since 1997. Prior
                                                               to that, Mr. Hayward was
                                                               a senior equity analyst
                                                               for Mississippi Valley
                                                               Advisors in St. Louis,
                                                               Missouri (1987-1997).
  Neuberger Berman Mid Cap Growth Fund Jennifer K. Silver, CFA The Fund is co-managed by Ms. Silver who has
                                                               been a managing director
                                                               of Neuberger Berman,
                                                               since 1997 and head of
                                                               the Growth Group, since
                                                               1997. Prior to that, Ms.
                                                               Silver was the managing
                                                               director and head of Mid
                                                               Cap Equity at Putnam
                                                               Investments (1992-1997).

                                       Brooke A. Cobb, CFA     The Fund is co-managed
                                                               by Mr. Cobb who has been
                                                               a managing director of
                                                               Neuberger Berman, since
                                                               1997. Prior to that, Mr.
                                                               Cobb was the Chief
                                                               Investment Officer at
                                                               Bainco International
                                                               Investors (1995-1997).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                Positions during past
  Fund                                Fund                      five years
                                      manager(s)
  Neuberger Berman Mid Cap Value Fund Robert I. Gendelman       The Fund is managed by
                                                                Mr. Gendelman who has
                                                                been a managing director
                                                                of Neuberger Berman,
                                                                since 1996.



  Value Equity Fund                   Richard J. Glasebrook, II The Fund is managed by
                                      and Team                  Mr. Glasebrook, who has
                                                                been a managing director
                                                                of OpCap Advisors since
                                                                1990, and OpCap
                                                                Advisors' Equity Team,
                                                                which is comprised of
                                                                investment professionals
                                                                who focus on investments
                                                                in large cap equity
                                                                securities.

  Value Managed Fund                  Richard J.                Managing director, OpCap
                                      Glasebrook, II            Advisors, since 1990.

  Value Mid Cap Fund                  Louis P.                  Senior vice president,
                                      Goldstein                 OpCap Advisors, since
                                                                1991.

  Value Small Cap Fund                Mark Degenhart            Vice president, OpCap
                                                                Advisors, since 1999.


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--------------------------------------------------------------------------------

Purchase and Redemption Information

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Fund shares   Buying and Redeeming Shares. Each fund sells its shares at net
 are offered   asset value (NAV) directly to separate accounts established and
 exclusively   maintained by insurance companies for the purpose of funding
 to            variable contracts. Each fund may suspend the offer of its
 insurance     shares and reserves the right to reject any specific purchase
 company       order. A fund may refuse a purchase order if, in the adviser's
 separate      opinion, the order is of a size that would disrupt the
 accounts.     management of a fund.

               Insurance company separate accounts that accept orders from contractholders to purchase and redeem fund shares before the close of trading on the New York Stock Exchange will receive that day's NAV (which will be calculated as of the close of trading), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives orders after the Exchange opens, those orders will receive the next business day's NAV.

               Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after the fund receives the redemption instructions. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or longer, as permitted by Federal securities laws.

               Automatic Transactions. Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements and similar automatic transactions.

 Fund shares   Valuation of Shares. Each fund offers its shares at the NAV per
 are offered   share of the fund. Each fund calculates its NAV once daily as
 at net        of the close of regular trading on the New York Stock Exchange
 asset         (generally at 4:00 p.m., New York time) on each day the
 value. The    Exchange is open. If the Exchange closes early, the funds will
 separate      accelerate the determination of NAV to the closing time. On any
 account       day an international market is closed and the Exchange is open,
 does not      a fund will value its foreign securities, if any, at the prior
 pay a sales   day's close with the current day's exchange rate.
 charge to
 buy fund
 shares.


               Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures approved by the board of trustees. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when an insurance company cannot buy or sell shares. A fund may value securities at fair value when market quotations are not available or the adviser believes that available market quotations do not accurately represent the securities' actual value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

 The funds     Dividends and Distributions. Each fund intends to distribute
 distribute    all or substantially all of its net realized capital gains, if
 capital       any, and net investment income for each taxable year.
 gains and     Investment Grade Bond Fund and Money Market Fund declare
 income.       dividends from net investment income daily and pay dividends monthly. Real Estate Fund, Blue Chip Mid Cap Fund, Investors
               Foundation Fund, Select Equity Fund, Davis Financial Fund,
               Davis Venture Value Fund, INVESCO Energy Fund, INVESCO Health
               Sciences Fund, INVESCO Technology Fund, INVESCO
               Telecommunications Fund, Neuberger Berman Mid Cap Value Fund,
               Neuberger Berman Mid Cap Growth Fund, Value Equity Fund, Value
               Managed Fund, Value Mid Cap Fund and Value Small Cap Fund,
               declare and pay dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. The funds expect that an insurance company holding shares on behalf of a contract holder will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Purchase and Redemption Information

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            NORMAL DIVIDEND DISTRIBUTION SCHEDULE

              Fund                                  Annually Monthly

              Money Market Fund                                  X
              Investment Grade Bond Fund                         X
              Real Estate Fund                          X
              Blue Chip Mid Cap Fund                    X
              Investors Foundation Fund                 X
              Select Equity Fund                        X
              Davis Financial Fund                      X
              Davis Venture Value Fund                  X
              Value Equity Fund                         X
              Value Managed Fund                        X
              Value Mid Cap Fund                        X
              Value Small Cap Fund                      X
              INVESCO Technology Fund                   X
              INVESCO Telecommunications Fund           X
              INVESCO Health Sciences Fund              X
              INVESCO Energy Fund                       X
              Neuberger Berman Mid Cap Value Fund       X
              Neuberger Berman Mid Cap Growth Fund      X


               Taxes. Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable contracts, not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

               Each fund is treated as a separate entity for U.S. federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each fund must satisfy federal tax requirements relating to the sources of its income and diversification of its assets. If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains that are distributed.

               In addition to the above, each fund also intends to comply with certain fund diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds' Statement of Additional Information.

               A fund's failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

               Fund Details

               Investments by Variable Product Separate Accounts in Shares of the Portfolios. Each fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable insurance products including variable annuity contracts and variable life insurance policies. The variable insurance products may or may not make investments in all the funds described in this Prospectus.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               The interests of owners of different variable insurance
               products investing in a fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees will monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund's shareholders.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each of the following funds since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the
following table was audited by [            ], independent public accountants,
whose report, along with the funds' financial statements, are included in the annual report (available upon request). Financial highlights for INVESCO Energy Fund, INVESCO Health Sciences Fund, INVESCO Technology Fund, INVESCO Telecommunications Fund, Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund are not shown because these funds had not yet commenced investment operations during the periods shown.

               Selected data for a share outstanding throughout the period:

                                                             Investment Grade
                               Money Market Fund                Bond Fund                Real Estate Fund
                          ----------------------------- ---------------------------- ---------------------------
                                        Years Ended                   Years Ended                 Years Ended
                          Period Ended  December 31,    Period Ended December 31,    Period Ended December 31,
                          December 31, ---------------- December 31, --------------- December 31, --------------
                             1998*      1999      2000     1998*      1999     2000     1998*      1999    2000
                          ------------ -------   ------ ------------ -------   ----- ------------ ------   -----
NET ASSET VALUE,
 BEGINNING OF PERIOD....     $1.000    $ 1.000            $10.000    $ 9.970           $10.000    $9.850
                             ------    -------            -------    -------           -------    ------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
 Net investment income..      0.003      0.045              0.034      0.576             0.082     0.467
 Net realized and
  unrealized gain (loss)
  on investments .......        --         --              (0.030)    (0.630)           (0.152)   (0.878)
                             ------    -------            -------    -------           -------    ------
 Total from Investment
  Operations ...........      0.003      0.045              0.004     (0.054)           (0.070)   (0.411)
                             ------    -------            -------    -------           -------    ------
LESS DISTRIBUTIONS FROM:
 Net investment income .     (0.003)    (0.045)            (0.034)    (0.576)           (0.080)   (0.447)
 Capital................        --         --                 --         --                --     (0.052)
                             ------    -------            -------    -------           -------    ------
 Total Distributions....     (0.003)    (0.045)            (0.034)    (0.576)           (0.080)   (0.499)
                             ------    -------            -------    -------           -------    ------
NET ASSET VALUE, END OF
 PERIOD ................     $1.000    $ 1.000            $ 9.970    $ 9.340           $ 9.850    $8.940
                             ======    =======            =======    =======           =======    ======
TOTAL RETURN(a) ........       0.31 %     4.63 %             0.04 %    (0.56)%           (0.71)%   (3.98)%
                             ======    =======            =======    =======           =======    ======
RATIOS AND SUPPLEMENTAL
DATA:
Net assets, end of
 period (000's) ........     $2,510    $13.971            $10,026    $18.184           $ 4,930    $6.089
Ratios to average net
 assets:
 Net expenses(b) .......       0.65 %     0.65 %             0.75 %     0.75 %            1.25 %    1.25 %
 Gross expenses(b)......      12.29 %     2.70 %             4.10 %     1.98 %            7.44 %    3.39 %
 Net investment income
  (b) ..................       4.48 %     4.69 %             5.01 %     6.00 %           12.16 %    6.09 %
Portfolio turnover rate
 .......................        N/A        N/A                  3 %       78 %               2 %      13 %

------
 * For the period from December 7, 1998 (commencement of operations) to December 31, 1998.
(a) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(b)  Annualized for periods less than one year.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          Blue Chip Mid Cap Fund             Investors Foundation Fund                Select Equity Fund
                   ------------------------------------ ------------------------------------ ------------------------------------
                      Period Ended       Year Ended        Period Ended       Year Ended        Period Ended       Year Ended
                   December 31, 1999* December 31, 2000 December 31, 1999* December 31, 2000 December 31, 1999* December 31, 2000
                   ------------------ ----------------- ------------------ ----------------- ------------------ -----------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD..........       $10.000                              $10.000                              $10.000
                        -------              ---             -------              ---             -------              ---
INCOME (LOSS)
FROM INVESTMENT
OPERATIONS:
 Net investment
  income.........           --                                 0.015                                  --
 Net realized and
  unrealized gain
  (loss) on
  investments ...         2.683                                1.197                                2.640
                        -------              ---             -------              ---             -------              ---
 Total from
  Investment
  Operations ....         2.683                                1.212                                2.640
                        -------              ---             -------              ---             -------              ---
LESS
 DISTRIBUTIONS
 FROM:
 Net investment
  income ........           --                                (0.015)                                 --
 Net realized
  gain on
  investments....        (0.383)                              (0.007)                                 --
                        -------              ---             -------              ---             -------              ---
 Total
  Distributions..        (0.383)                              (0.022)                                 --
                        -------              ---             -------              ---             -------              ---
NET ASSET VALUE,
 END OF PERIOD ..       $12.300                              $11.190                              $12.640
                        =======              ===             =======              ===             =======              ===
TOTAL RETURN(a) .         27.07 %                              12.13 %                              26.40 %
                        =======              ===             =======              ===             =======              ===
RATIOS AND
SUPPLEMENTAL
DATA:
Net assets, end
 of period
 (000's) ........       $ 6.780                              $ 3.867                              $ 5.140
Ratios to average
 net assets:
 Net expenses(b)
  ...............          1.00 %                               0.90 %                               0.90 %
 Gross
  expenses(b)....          4.11 %                               5.12 %                               4.25 %
 Net investment
  income (b) ....         (0.16)%                               0.46 %                              (0.06)%
Portfolio
 turnover rate ..            51 %                                 31 %                                 51 %

------
 * For the period from September 1, 1999 (commencement of operations) to December 31, 1999.
(a) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(b)  Annualized for periods less than one year.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         Davis          Davis Venture          Value              Value              Value
                     Financial Fund       Value Fund         Equity Fund       Managed Fund       Mid Cap Fund
                   ------------------ ------------------ ------------------ ------------------ ------------------
                      Period Ended       Period Ended       Period Ended       Period Ended       Period Ended
                   December 31, 2000* December 31, 2000* December 31, 2000* December 31, 2000* December 31, 2000*
                   ------------------ ------------------ ------------------ ------------------ ------------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD..........
                          ---                ---                ---                ---                ---
INCOME (LOSS)
FROM INVESTMENT
OPERATIONS:
 Net investment
  income.........
 Net realized and
  unrealized gain
  (loss) on
  investments ...
                          ---                ---                ---                ---                ---
 Total from
  Investment
  Operations ....
                          ---                ---                ---                ---                ---
LESS
 DISTRIBUTIONS
 FROM:
 Net investment
  income ........
 Net realized
  gain on
  investments....
                          ---                ---                ---                ---                ---
 Total
  Distributions..
                          ---                ---                ---                ---                ---
NET ASSET VALUE,
 END OF PERIOD ..
                          ===                ===                ===                ===                ===
TOTAL RETURN(a) .
                          ===                ===                ===                ===                ===
RATIOS AND
SUPPLEMENTAL
DATA:
Net assets, end
 of period
 (000's) ........
Ratios to average
 net assets:
 Net expenses(b)
  ...............
 Gross
  expenses(b)....
 Net investment
  income (b) ....
Portfolio
 turnover rate ..
                         Value
                     Small Cap Fund
                   ------------------
                      Period Ended
                   December 31, 2000*
                   ------------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD..........
                   ------------------
INCOME (LOSS)
FROM INVESTMENT
OPERATIONS:
 Net investment
  income.........
 Net realized and
  unrealized gain
  (loss) on
  investments ...
                   ------------------
 Total from
  Investment
  Operations ....
                   ------------------
LESS
 DISTRIBUTIONS
 FROM:
 Net investment
  income ........
 Net realized
  gain on
  investments....
                   ------------------
 Total
  Distributions..
                   ------------------
NET ASSET VALUE,
 END OF PERIOD ..
                   ==================
TOTAL RETURN(a) .
                   ==================
RATIOS AND
SUPPLEMENTAL
DATA:
Net assets, end
 of period
 (000's) ........
Ratios to average
 net assets:
 Net expenses(b)
  ...............
 Gross
  expenses(b)....
 Net investment
  income (b) ....
Portfolio
 turnover rate ..

------
 * For the period from May 1, 2000 (commencement of operations) to December 31, 2000.
(a) Total returns are historical and assume charges in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(b) Annualized for periods less than one year.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       APPENDIX A PERFORMANCE INFORMATION

            Wellington Management's Prior Performance for Similar Accounts. The following tables reflect data supplied by Wellington Management relating to the performance of all fee paying fully discretionary portfolios using Wellington Management's "U.S. Intersection" and "Mid Cap Opportunities" strategies. These portfolios have investment objectives, policies and strategies substantially similar, but not necessarily identical, to those of Investors Foundation Fund and Blue Chip Mid Cap Fund, respectively. As of December 31, 2000, the U.S. Intersection and
            Mid Cap Opportunities strategies consisted of [   ] and [   ]
            accounts, having total assets of $[   ] million and $[   ]
            million, respectively.

            Wellington Management's U.S. Intersection Composite Performance (comparison composite for Investors Foundation Fund)

                                              Average Annual Total Returns
                                          -------------------------------------
                                          (for periods ended December 31, 2000)
                                           1     3     5     Since Inception
                                          Year Years Years (September 30, 1992)
                                          ---- ----- ----- --------------------
           U.S. Intersection Composite...    %    %     %             %
           S&P 500 Index.................    %    %     %             %
           Lipper Variable Annuity
            Underlying Growth and Income
            Fund Average.................    %    %     %             %

                                       Year by Year Total Returns
                          ------------------------------------------------------
                                 (for 1-year periods ended December 31)
                           1993   1994    1995   1996   1997   1998   1999  2000
                          ------ ------  ------ ------ ------ ------ ------ ----
           U.S.
            Intersection
            Composite...   7.81%  0.71%  38.44% 20.00% 33.14% 31.42% 21.79%   %
           S&P 500
            Index.......  10.08%  1.32%  37.58% 22.96% 33.36% 28.58% 21.04%   %
           Lipper
            Variable
            Annuity
            Underlying
            Growth and
            Income Fund
            Average.....  12.36% (0.33%) 31.85% 20.65% 27.26% 16.47% 14.64%   %

            Wellington Management's Mid Cap Opportunities Composite
            Performance
            (comparison composite for Blue Chip Mid Cap Fund)

                                          Average Annual Total Returns
                                     --------------------------------------------
                                     (for periods ended December 31, 2000)
                                                             Since Inception
                                        1 Year              (August 31, 1997)
                                     ------------------ -------------------------
           Mid Cap Opportunities
            Composite..............                   %                        %
           S&P Mid Cap 400 Index...                   %                        %
           Lipper Variable Annuity
            Underlying Mid Cap Fund
            Average................                   %                        %

                                                    Year by Year Total Returns
                                                   ----------------------------
                                                    (for 1-year periods ended
                                                           December 31)
                                                      1998        1999     2000
                                                   ----------- ----------- ----
           Mid Cap Opportunities Composite........      25.44%      51.54%    %
           S&P Mid Cap 400 Index..................      19.12%      14.72%    %
           Lipper Variable Annuity Underlying Mid
            Cap Fund Average......................      18.70%      43.99%    %

            Performance of the Wellington Management composites is not that of either Investors Foundation Fund or Blue Chip Mid Cap Fund, is not a substitute for either fund's performance and does not predict a fund's performance results, which may differ from the composites' results.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            The Wellington Management composite performance data for the U.S. Intersection portfolio and Mid Cap Opportunities portfolios has been adjusted to reflect the estimated total operating expenses (after giving effect to the adviser's contractual expense limit) of the Investors Foundation Fund (.90%) and Blue Chip Mid Cap Fund (1.00%), respectively. The adviser has agreed to maintain these expense limits until May 1, 2002. In some cases, the actual expenses of the accounts in the composite were higher than the estimated expenses for the composite's corresponding fund. As a result, the performance presented herein as adjusted for the fund's estimated expenses may in certain cases be better than that actually experienced by the underlying accounts in the composite. The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which these funds serve as investment vehicles. Unlike mutual funds, private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Complying with these regulatory requirements may have an adverse effect on each fund's performance. Similarly, private accounts generally do not experience the same types of cash inflows and outflows as mutual funds and generally do not hold significant cash for liquidity purposes.

            The S&P 500 and S&P Mid Cap 400 Indices are unmanaged, weighted indices of the stock performance of industrial, transportation, utility and financial companies. The S&P 500 Index represents the performance of 500 of these companies, and the S&P Mid Cap 400 represents the performance of 400 of these companies having medium
            size market capitalizations (between $[   ] and $[   ] as of
            December 31, 2000). The Lipper Variable Annuity Underlying Growth and Income Fund Average is a composite return of 216 funds that invest primarily in growth companies. The Lipper Variable Annuity Underlying Mid Cap Fund Average is a composite return of [ ] funds that invest primarily in companies having market capitalizations between $[ ] billion and $[ ] billion.

            The Wellington Management composite performance results were calculated in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR) retroactively applied for all periods. Since these results were not calculated for mutual funds, they are not based on SEC mutual fund performance standards. Performance calculations based on SEC mutual fund performance standards would have been different. All investment results shown in the table assume the reinvestment of dividends.

            Davis Selected Advisers' Prior Performance for Similar Accounts. The following tables reflect data supplied by Davis Selected Advisers relating to the performance of fee paying, fully discretionary accounts using Davis Selected Advisers' "Davis Financial Composite" and "Davis Large Cap Equity Composite" strategies. For periods after January 1, 1998, the composites include only accounts having $3.5 million or more in assets. Each account in these portfolios has investment objectives, policies and strategies substantially similar (although not necessarily identical) to those used by Davis Selected Advisers in managing Davis Financial Fund and Davis Venture Value Fund, respectively. As of December 31, 2000, the Davis Financial Composite and Davis Large Cap Equity Composite strategies consisted of [ ] and [ ]
            accounts, having total assets of $[   ] and $[   ] representing
            [ ]% and [ ]% of financial and large cap equity accounts under management, respectively.

            Davis Selected Advisers' Financial Composite Performance

            (comparison composite for Davis Financial Fund)

                                         Average Annual Total Returns
                                    --------------------------------------------------
                                    (for periods ended December 31, 2000)
                                      1         3          5         Since Inception
                                    Year      Years      Years      (January 1, 1992)
                                    --------- ---------  ---------  ------------------
           Financial Composite.....         %         %          %                %
           S&P 500 Index...........         %         %          %                %
           Lipper Financial
            Services Fund Average..         %         %          %                %

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     Year by Year Total Returns
                                    --------------------------------------------------------------
                                               (for 1-year periods ended December 31)
                                     1992   1993   1994    1995   1996   1997   1998   1999   2000
                                    ------ ------ ------  ------ ------ ------ ------ ------  ----
           Financial Composite..... 33.89% 15.42% (4.31%) 51.29% 32.03% 45.08% 14.46% (0.74%)    %
           S&P 500 Index...........  7.62% 10.08%  1.32%  37.58% 22.96% 33.36% 28.58% 21.04%     %
           Lipper Financial
            Services Fund Average.. 35.05% 15.67% (2.68%) 41.84% 28.54% 45.76%  6.11% (1.44%)    %

            Davis Selected Advisers' Large Cap Value Equity Composite
            Performance

            (comparison composite for Davis Venture Value Fund)


                                                           Average Annual Total
                                                                 Returns
                                                          ----------------------
                                                            (for periods ended
                                                            December 31, 2000)
                                                           1     3     5    10
                                                          Year Years Years Years
                                                          ---- ----- ----- -----
           Large Cap Value Equity Composite..............    %    %     %     %
           S&P 500 Index.................................    %    %     %     %
           Lipper Large Cap Value Fund Average...........    %    %     %     %

                                                     Year by Year Total Returns
                             ----------------------------------------------------------------------------
                                               (for 1-year periods ended December 31)
                              1990    1991   1992   1993   1994    1995   1996   1997   1998   1999  2000
                             ------  ------ ------ ------ ------  ------ ------ ------ ------ ------ ----
           Large Cap
            Value Equity
            Composite......  (2.90%) 40.91% 12.23% 14.69% (2.27%) 40.02% 27.50% 34.65% 14.95% 18.00%   %
           S&P 500 Index...  (3.11%) 30.47%  7.62% 10.08%  1.32%  37.58% 22.96% 33.36% 28.58% 21.04%   %
           Lipper Large Cap
            Value Fund
            Average........  (4.17%) 30.95%  8.00% 11.68% (0.21%) 32.93% 22.28% 28.09% 18.45% 11.28%   %

            Performance of the Davis Selected Advisers' composites is not that of the Davis Financial Fund or Davis Venture Value Fund, is not a substitute for either fund's performance and does not predict a fund's performance results, which may differ from the composites' results.

            The Davis Selected Advisers' composite performance data in each table for the Financial portfolio and the Large Cap Equity portfolio has been adjusted to reflect the estimated total operating expenses (after giving effect to the adviser's
            contractual expense limit) of the Davis Financial Fund (0.90%) and Davis Venture Value Fund (0.90%), respectively. The adviser has agreed to maintain these expense limits until May 1, 2002. In some cases, the actual expenses of the accounts in the composite were higher than the estimated expenses for the composite's corresponding fund. As a result, the performance presented herein as adjusted for the fund's estimated expenses may in certain cases be better than that actually experienced by the underlying accounts in the composite. The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which these funds serve as investment vehicles. Each composite performance is computed using an internal time-weighted rate of return for each account (including every private account and every mutual fund in the composite), weighted for the relative size of each account using beginning of period values. Since these results were not calculated for mutual funds, they are not based on SEC mutual fund performance standards. Performance calculations based on SEC mutual fund performance standards would have been different. All investment results shown in the table assume the reinvestment of dividends. Unlike mutual funds, private accounts are not subject to certain investment limitations, diversification requirements and other
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Complying with these regulatory requirements may have an adverse effect on each fund's performance. Similarly, private accounts generally do not experience the same types of cash inflows and outflows as mutual funds and generally do not hold significant cash for liquidity purposes.

            The S&P 500 Index is an unmanaged, weighted index of the stock performance of industrial, transportation, utility and financial companies. The S&P 500 Index represents the performance of 500 of these companies. The Lipper Financial Services Fund Average is a composite return of [ ] funds that invest primarily in equity securities of companies engaged in providing financial services. The Lipper Large Cap Value Fund Average is a composite return of
            [ ] funds that invest primarily in companies that are considered to be undervalued relative to a major unmanaged stock index based on its price-to-current earnings, book value, asset value or other factors.

            OpCap Advisors' Prior Performance for Similar Accounts. The following tables reflect data supplied by OpCap Advisors relating to the performance of the "Large Cap Value Equity","Managed Value", "Mid Cap Value Equity"and "Small Cap Value Equity" styles. These portfolios have investment objectives, policies and strategies substantially similar, but not necessarily identical, to those of Value Equity Fund, Value Managed Fund, Value Mid Cap Fund and Value Small Cap Fund,
            respectively. As of December 31, 2000, the Large Cap Value Equity, Managed Value, Mid Cap Value Equity, and Small Cap Value Equity
            strategies consisted of [   ] and [ ] accounts, having total
            assets of $[   ], $[   ], $[   ] and $[   ], respectively.

            OpCap Advisors' Large Cap Value Equity Composite Performance

            (comparison composite for Value Equity Fund)


                                                 Average Annual Total Returns
                                                -------------------------------
                                                (for periods ended December 31,
                                                             2000)
                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
           Large Cap Value Equity Composite....     %      %       %        %
           S&P 500 Index.......................     %      %       %        %

                                                    Year by Year Total Returns
                            ---------------------------------------------------------------------------
                                              (for 1-year periods ended December 31)
                             1990    1991   1992   1993  1994   1995   1996   1997   1998   1999  2000
                            ------  ------ ------ ------ ----- ------ ------ ------ ------ ------ -----
           Large Cap Value
            Equity
            Composite...... (5.36%) 26.70% 15.25%  8.91% 0.15% 41.20% 24.90% 26.41% 14.62%  4.78%      %
           S&P 500 Index... (3.11%) 30.47%  7.62% 10.08% 1.32% 37.58% 22.96% 33.36% 28.58% 21.04%      %

            As of January 1, 1993, the performance shown represents a dollar weighted composite of gross returns for all unrestricted employee benefit equity accounts under management with assets in excess of $5 million. As of January 1, 1997, the composite also included all unrestricted tax-exempt equity (excluding Taft-Hartley) accounts. As of June 30, 1999, Taft-Hartley equity accounts were added to the composite. As of December 31, 2000, the Large Cap Value Equity composite consisted of [ ] separate accounts representing [ ]%
            of large cap equity tax-exempt accounts in excess of $[   ] under
            management and $[   ] representing [  ]% of the total assets in
            tax-exempt separate accounts in the Large Cap Value Equity style.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            OpCap Advisors' Managed Value Composite Performance

            (comparison composite for Value Managed Fund)

                                              Average Annual Total Returns
                                         --------------------------------------
                                         (for periods ended December 31, 2000)
                                                  3     5     Since Inception
                                         1 Year Years Years (December 31, 1990)
                                         ------ ----- ----- -------------------
           Managed Value Composite......      %    %     %            %
           S&P 500 Index................      %    %     %            %

                               Year by Year Total Returns
                            ---------------------------------
                                         (for 1-
                            year periods ended December 31,)
                             1991   1992   1993  1994   1995   1996   1997   1998   1999  2000
                            ------ ------ ------ ----- ------ ------ ------ ------ ------ -----
           Managed Value
            Composite...... 46.51% 18.51%  9.95% 3.02% 45.50% 23.48% 22.33%  8.05%  5.94%      %
           S&P 500 Index... 30.47%  7.62% 10.08% 1.32% 37.58% 22.96% 33.36% 28.58% 21.04%      %

            As of January 1, 1991, the performance shown represents a dollar weighted composite of investment companies with assets in excess of $5 million. As of December 31, 2000, the Managed Value
            composite consisted of [  ] investment companies totaling $[   ].
            Gross of fee returns were calculated by taking performance calculated at net asset value and adding back average monthly fees (investment management fee, fund service fee, 12b-1 fee and other expenses).

            OpCap Advisors' Mid Cap Value Equity Composite Performance

            (comparison composite for Value Mid Cap Fund)

                                          Average Annual Total Returns
                                    -----------------------------------------------------
                                     (for periods ended December 31, 2000)
                                                 3          5          Since Inception
                                      1
                                    Year       Years      Years      (December 31, 1994)
                                    ---------  ---------  ---------  --------------------
           Mid Cap Value Equity
            Composite..............         %           %          %                 %
           S&P 400 Mid Cap Value
            Index..................         %           %          %                 %

                                               Year by Year Total Returns
                                         --------------------------------------
                                         (for 1-year periods ended December 31)
                                          1995   1996   1997  1998   1999  2000
                                         ------ ------ ------ ----- ------ ----
           Mid Cap Value Equity
            Composite..................  25.53% 24.02% 19.01% 0.26% 23.34%    %
           S&P 400 Mid Cap Value Index.  34.04% 19.34% 34.38% 4.67%  2.32%    %

            As of January 1, 1995, the performance shown represents a dollar weighted composite of gross returns for all unrestricted employee benefit equity accounts under management with assets in excess of $5 million. As of June 30, 1999, Taft-Hartley equity accounts were added to the composite. As of December 31, 2000, the Mid Cap Value composite consisted of [ ] accounts totaling $[ ] million representing [ ]% of mid cap equity tax-exempt accounts and [ ]% of all Mid Cap Value equity accounts under management.

            OpCap Advisors' Small Cap Value Equity Composite Performance

            (comparison composite for Value Small Cap Equity Fund)


                                                           Average Annual Total
                                                                 Returns
                                                          ----------------------
                                                            (for periods ended
                                                            December 31, 2000)
                                                                 3     5    10
                                                           1
                                                          Year Years Years Years
                                                          ---- ----- ----- -----
           Small Cap Value Equity Composite..............   %     %     %     %
           Russell 2000 Value Index......................   %     %     %     %

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     Year by Year Total Returns
                            --------------------------------------------------------------------------------
                                               (for 1-year periods ended December 31)
                             1990     1991   1992   1993   1994    1995   1996   1997   1998     1999   2000
                            -------  ------ ------ ------ ------  ------ ------ ------ -------  ------  ----
           Small Cap Value
            Equity
            Composite...... (12.09%) 49.45% 22.27% 19.31%  0.56%  10.40% 22.59% 22.42% (11.34%) (1.99%)
           Russell 2000
            Value Index.... (21.77%) 41.70% 29.14% 23.84% (1.55%) 25.75% 21.37% 31.78%  (6.45%) (1.49%)

            As of January 1, 1995 the performance shown represents a dollar-weighted composite of gross returns for all unrestricted tax-exempt Small Cap Value accounts under management with assets in excess of $5 million. As of December 31, 2000, the Small Cap Value composite was comprised of [ ] accounts totaling $[ ] million representing [ ]% of small cap equity tax-exempt accounts and [ ]% of all small cap equity accounts under management. Gross of fee returns for investment companies included in the composite were calculated by taking performance calculated at net asset value and adding back average monthly fees (investment management fee, fund service fee, 12b-1 fee and other expenses).

            Performance of the OpCap Advisors composites is not that of the Value Equity Fund, Value Managed Fund, Value Mid Cap Fund or Value Small Cap Fund, is not a substitute for any fund's performance and does not predict a fund's performance results, which may differ from the composites' results.

            The OpCap Advisors composite performance data for the Large Cap Value Equity portfolio, Managed Value portfolio, Mid Cap Value Equity portfolio and Small Cap Value Equity portfolio has been adjusted to reflect the estimated total operating expenses (after giving effect to the adviser's contractual expense limit) of the Value Equity Fund (.90%), Value Managed Fund (0.90%), Value Mid Cap Fund (1.00%), and Value Small Cap (1.00%), respectively. The adviser has agreed to maintain these expense limits until May 1, 2002. In some cases, the actual expenses of the accounts in the composite were higher than the estimated expenses for the composite's corresponding fund. As a result, the performance presented herein as adjusted for the fund's estimated expenses may in certain cases be better than that actually experienced by the underlying accounts in the composite. The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which these funds serve as investment vehicles. Unlike mutual funds, private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Complying with these regulatory requirements may have an adverse effect on each fund's performance. Similarly, private accounts generally do not experience the same types of cash inflows and outflows as mutual funds and generally do not hold significant cash for liquidity purposes.

            The S&P 500 and S&P 400 Mid Cap Value Indices are unmanaged, weighted indices of the stock performance of industrial, transportation, utility and financial companies. The S&P 500 Index represents the performance of 500 of these companies and the S&P 400 Mid Cap Value Index represents the performance of 400 of these companies having medium size market capitalizations with low price-to-book ratios and low price-to-earnings ratios. The Russell 2000 Value Index is an unmanaged, market-weighted total return index that measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2000 companies with the smallest market capitalizations from the Russell 3000 Index, an index representing [ ]% of the investable US equity market.

            The OpCap composite performance results were calculated in accordance with the Performance Presentation Standards of AIMR retroactively applied for all periods. Since these results were not calculated for mutual funds, they are not based on SEC mutual fund performance standards. Performance calculations based on SEC mutual fund performance standards would have been different. All investment results shown in the table assume the reinvestment of dividends.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            Invesco Funds Group, Inc.'s Prior Performance for Similar Accounts. The following tables reflect the performance of Invesco Funds Group, Inc.'s ["Invesco Technology Composite", "Invesco Telecommunications Composite", "Invesco Health Sciences Composite" and "Invesco Energy Composite"] strategies. Each account in these portfolios has investment objectives, policies and strategies substantially similar (although not necessarily identical) to those used by Invesco Funds Group, Inc. in managing Invesco Technology Fund, Invesco Telecommunications Fund, Invesco Health Sciences Fund and Invesco Energy Fund, respectively. As of December 31, 2000, the Invesco Technology Composite, Invesco Telecommunications Composite, Invesco Health Sciences Composite
            and Invesco Energy Composite consisted of [     ] and [ ]
            accounts, having total assets of $[ ] $[ ] $[ ] and $[ ] respectively.


            INVESCO Energy Composite Performance

            (comparison composite for INVESCO Energy Fund)

                                              Average Annual Total Returns
                                         --------------------------------------
                                         (for periods ended December 31, 2000)
                                                                Since Inception
                                         1 Year 3 Years 5 Years    (      )
                                         ------ ------- ------- ---------------
           INVESCO Energy Composite.....
           S&P 500 Index................
           Lipper Natural Resources
            Funds Average...............

                                        Average Annual Total Returns
                              -------------------------------------------------
                                   (for 1-year periods ended December 31)
                              1991 1992 1993 1994 1995 1996 1997 1998 1999 2000
                              ---- ---- ---- ---- ---- ---- ---- ---- ---- ----
           INVESCO Energy
            Composite........
           S&P 500 Index.....
           Lipper Natural
            Resources Funds
            Average..........

            INVESCO Health Sciences Composite Performance

            (comparison composite for INVESCO Health Sciences Fund)

                                              Average Annual Total Returns
                                         --------------------------------------
                                         (for periods ended December 31, 2000)
                                                                Since Inception
                                         1 Year 3 Years 5 Years    (      )
                                         ------ ------- ------- ---------------
           INVESCO Health Sciences Com-
            posite......................
           S&P 500 Index................
           Lipper [     ] Average.......

                                        Average Annual Total Returns
                              -------------------------------------------------
                                   (for 1-year periods ended December 31)
                              1991 1992 1993 1994 1995 1996 1997 1998 1999 2000
                              ---- ---- ---- ---- ---- ---- ---- ---- ---- ----
           INVESCO Health
            Sciences
            Composite........
           S&P 500 Index.....
           Lipper [      ]
            Average..........

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            INVESCO Technology Composite Performance

            (comparison composite for INVESCO Technology Fund)

                                               Average Annual Total Returns
                                          --------------------------------------
                                          (for periods ended December 31, 2000)
                                                                 Since Inception
                                          1 Year 3 Years 5 Years    (      )
                                          ------ ------- ------- ---------------
           INVESCO Technology Composite.
           S&P 500 Index................
           Lipper Science & Technology
            Funds Average...............

                                        Average Annual Total Returns
                              -------------------------------------------------
                                       (for periods ended December 31)
                              1991 1992 1993 1994 1995 1996 1997 1998 1999 2000
                              ---- ---- ---- ---- ---- ---- ---- ---- ---- ----
           INVESCO Technol-
            ogy Composite...
           S&P 500 Index....
           Lipper Science &
            Technology Funds
            Average.........

            INVESCO Telecommunications Composite Performance

            (comparison composite for INVESCO Telecommunications Fund)

                                              Average Annual Total Returns
                                         --------------------------------------
                                         (for periods ended December 31, 2000)
                                                                Since Inception
                                         1 Year 3 Years 5 Years    (      )
                                         ------ ------- ------- ---------------
           INVESCO Telecommunications
            Composite...................
           S&P 500 Index................
           Lipper Telecommunications
            Funds Average...............

                                          Average Annual Total Returns
                                -------------------------------------------------
                                     (for 1-year periods ended December 31)
                                1991 1992 1993 1994 1995 1996 1997 1998 1999 2000
                                ---- ---- ---- ---- ---- ---- ---- ---- ---- ----
           INVESCO
            Telecommunications
            Composite.......
           S&P 500 Index....
           Lipper
            Telecommunications
            Funds Average...

            Performance of the Invesco Funds Group, Inc. composites is not that of either Invesco Technology Fund, Invesco Telecommunications Fund, Invesco Health Sciences Fund or Invesco Energy Fund, is not a substitute for any fund's performance and does not predict a fund's performance results, which may differ from composites' results.

            The Invesco Funds Group, Inc.'s composite performance data in each table for the Technology portfolio, Telecommunications portfolio, Health Sciences portfolio and Energy portfolio has been adjusted to reflect the estimated total operating expenses (after giving effect to the adviser's contractual expense limit) of Invesco Technology Fund (1.25%), Invesco Telecommunications Fund (1.25%), Invesco Health Sciences Fund (1.25%) and Invesco Energy Fund (1.25%), respectively. The adviser has agreed to maintain these expense limits until May 1, 2002. In some cases the actual expenses of the accounts in the composite were higher than the estimated expenses for the composite's corresponding fund. As a result, the performance presented herein as adjusted for the fund's estimated expenses may in certain cases be better than that actually experienced by the underlying accounts in the composite. The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            variable annuity products for which these funds serve as investment vehicles. [Each composite performance is composed using an internal time-weighted rate of return for each account
            (including every private account and every mutual fund in the composite, weighted for the relative size of each account using beginning of period values. Since these results were not calculated for mutual funds, they are not based on SEC mutual fund performance standards. Performance calculations based on SEC mutual fund performance standards would have been different. All investment results shown in the table assume the reinvestment of dividends.] Unlike mutual funds, private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Complying with these regulatory requirements may have an adverse effect on each fund's performance. Similarly, private accounts generally do not experience the same types of cash inflows and outflows as mutual funds and generally do not hold significant cash for liquidity purposes.

            Neuberger Berman Management Inc.'s Prior Performance for Similar Accounts. The following tables reflect data supplied by Neuberger Berman Management Inc. relating to the performance of fee paying, fully discretionary accounts using Neuberger Berman Management Inc.'s ["Neuberger Berman Mid Cap Growth Composite" and "Neuberger Berman Mid Cap Value Composite"] strategies. Each account in these portfolios has investment objectives, policies and strategies substantially similar (although not necessarily identical) to those used by Neuberger Berman Management Inc. in managing Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund, respectively. As of December 31, 2000, the Neuberger Berman Mid Cap Growth Composite and Neuberger Berman Mid Cap Value Composite consisted of [ ] and 11 accounts, having total assets of $1,712,927,245 and $1,480,909,899 respectively.

            Neuberger Berman Mid Cap Growth Composite Performance
            (comparison composite for Neuberger Mid Cap Growth Fund)

                                              Average Annual Total Returns
                                          ------------------------------------
                                          For periods ended December 31, 2000
                                                               Since Inception
                                          1 Year 3 Year 5 Year     (     )
                                          ------ ------ ------ ---------------
           Neuberger Berman Mid Cap
            Growth Composite.............
           S&P MidCap 400/BARRA Growth
            Index........................
           Lipper [      ] Average.......

                                       Average Annual Total Returns
                             -------------------------------------------------
                                  (For 1-year periods ended December 31)
                             1991 1992 1993 1994 1995 1996 1997 1998 1999 2000
                             ---- ---- ---- ---- ---- ---- ---- ---- ---- ----
           Neuberger Berman
            Mid Cap Growth
            Composite.......
           S&P MidCap
            400/BARRA
            Growth Index....
           Lipper [      ]
            Average.........

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            Neuberger Berman Mid Cap Value Composite Performance
            (comparison composite for Neuberger Berman Mid Cap Value Fund)

                                              Average Annual Total Returns
                                         --------------------------------------
                                         (for periods ended December 31, 2000)
                                                                Since Inception
                                         1 Year 3 Years 5 Years    (6/30/90)
                                         ------ ------- ------- ---------------
           Neuberger Berman Mid Cap
            Value Composite............. 30.41%  8.56%  17.00%      16.17%
           Russell MidCap Value Index... 19.18%  7.75%  15.12%      15.48%

                                       Average Annual Total Returns
                             -------------------------------------------------
                                  (for 1-year periods ended December 31)
                             1991 1992 1993 1994 1995 1996 1997 1998 1999 2000
                             ---- ---- ---- ---- ---- ---- ---- ---- ---- ----
           Neuberger Berman
            Mid Cap Value
            Composite.......
           Russell MidCap
            Value Index.....

            Performance of the Neuberger Berman Management Inc. composites is not that of either Neuberger Berman Mid Cap Value Fund or Neuberger Berman Mid Cap Growth Fund, is not a substitute for any fund's performance and does not predict a fund's performance results, which may differ from composites' results.

            The Neuberger Berman Management, Inc.'s composite performance data in each table for the Mid Cap Value portfolio and Mid Cap Growth portfolio has been adjusted to reflect the estimated total operating expenses (after giving effect to the adviser's contractual expense limit) of Neuberger Berman Mid Cap Value Fund (0.95%) and Neuberger Berman Mid Cap Growth Fund (0.95%), respectively. The adviser has agreed to maintain these expense limits until May 1, 2002. In some cases the actual expenses of the accounts in the composite were higher than the estimated expenses for the composite's corresponding fund. As a result, the performance presented herein as adjusted for the fund's estimated expenses may in certain cases be better than that actually experienced by the underlying accounts in the composite. The performance data has not been adjusted to reflect any of the charges assessed against insurance company separate accounts or variable life insurance or variable annuity products for which these funds serve as investment vehicles. [Each composite performance is composed using an internal time-weighted rate of return for each account (including every private account and every mutual fund in the composite, weighted for the relative size of each account using beginning of period values. Since these results were not calculated for mutual funds, they are not based on SEC mutual fund performance standards. Performance calculations based on SEC mutual fund performance standards would have been different. All investment results shown in the table assume the reinvestment of dividends.] Unlike mutual funds, private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Complying with these regulatory requirements may have an adverse effect on each fund's performance. Similarly, private accounts generally do not experience the same types of cash inflows and outflows as mutual funds and generally do not hold significant cash for liquidity purposes.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional Information

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  The statement of additional information (SAI) provides more detailed information about the funds and is incorporated into this prospectus by reference. You may obtain free copies of the SAI, request other information and discuss questions about the funds by contacting your agent, or the funds at:

                      Sun Capital Advisers Trust
                      One Sun Life Executive Park
                      Wellesley Hills, MA 02481

                      Telephone: 1-800-432-1102 x1780

 Investment Adviser                        Administrator,
                                           Custodian




 Sun Capital Advisers,
 Inc.                                      State Street Bank &
                                           Trust Company




 Independent Public
 Accountants                               Legal Counsel




 [        ]                                Hale and Dorr LLP

  You can review the funds' SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for a fee by writing or calling:

                Securities and Exchange Commission
                Public Reference Section
                Washington, D.C. 20549-0102
                e-mail: publicinfo@sec.gov

                Telephone: 1-202-942-8090
                Free from the EDGAR Database on the SEC's
                Internet website: http://www.sec.gov

                           Sun Capital Advisers Trust

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Investment Company Act file no. 811-08879

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+ Information contained herein is subject to completion or amendment. A        +
+ registration statement relating to these securities has been filed with the + + Securities and Exchange Commission. These securities may not be sold nor may + + any offers to buy be accepted prior to the time the registration statement +
+ becomes effective. This Statement of Additional Information does not         +
+ constitute a prospectus.                                                     +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                         Sun Capital Money Market Fund

                    Sun Capital Investment Grade Bond Fund

                         Sun Capital Real Estate Fund

                           SC Blue Chip Mid Cap Fund

                         SC Investors Foundation Fund

                             SC Select Equity Fund

                            SC Davis Financial Fund

                          SC Davis Venture Value Fund

                            SC INVESCO Energy Fund

                        SC INVESCO Health Sciences Fund

                          SC INVESCO Technology Fund

                      SC INVESCO Telecommunications Fund

                    SC Neuberger Berman Mid Cap Growth Fund

                    SC Neuberger Berman Mid Cap Value Fund

                             SC Value Equity Fund

                             SC Value Managed Fund

                             SC Value Mid Cap Fund

                            SC Value Small Cap Fund

                      Statement of Additional Information

                                April 30, 2001

This statement of additional information (SAI) is not a prospectus. The funds' financial statements for the fiscal year ended December 31, 2000 are incorporated into this SAI by reference.

To obtain a free copy of the funds' prospectus, dated April 30, 2001, or the most recent copy of the annual report to shareholders, please contact your agent or the funds at:
                          Sun Capital Advisers Trust
                          One Sun Life Executive Park
                          Wellesley Hills, MA  02481
                       Telephone:  1-800-432-1102 x1780

                               Table of Contents


MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS........................   1

     INVESTMENT STRATEGY AND RISKS...................................   1

     INVESTMENT RESTRICTIONS.........................................  22

THE FUNDS' MANAGEMENT................................................  25

     TRUSTEES AND OFFICERS...........................................  25

     TRUSTEE COMPENSATION............................................  27

     THE INVESTMENT ADVISER..........................................  27

     THE SUBADVISERS.................................................  31

     ADMINISTRATOR...................................................  35

     TRANSFER AGENT..................................................  36

     CUSTODIAN.......................................................  36

     INDEPENDENT PUBLIC ACCOUNTANTS..................................  36

INFORMATION ABOUT THE TRUST'S HISTORY AND ORGANIZATIONS..............  37

MORE INFORMATION ABOUT HOW THE FUNDS VALUE THEIR SHARES..............  39

TAXES................................................................  41

BROKERAGE ALLOCATION.................................................  45

CALCULATION OF PERFORMANCE INFORMATION...............................  47

FINANCIAL STATEMENTS.................................................  50

APPENDIX A........................................................... A-1

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS


Investment Strategy and Risks. Each fund's principal investment strategies and risks, as well as the securities in which each fund typically invests, are described in the prospectus.

 .    Sun Capital Money Market Fund invests exclusively in high quality U.S.
     dollar-denominated money market securities.

 .    Sun Capital Investment Grade Bond Fund invests at least 80% of its total assets in investment grade bonds issued by U.S. and foreign companies, the U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities, foreign governments, including those in emerging market countries, and multinational organizations such as the World Bank.

 .    Sun Capital Real Estate Fund invests at least 80% of its total assets in
     REITs and other real estate companies.

 .    SC Blue Chip Mid Cap Fund normally invests at least 65% of its total assets in common stocks and other equity securities of U.S. companies with market capitalizations within the range represented in the S&P Mid Cap 400 Index.


 .    SC Investors Foundation Fund invests at least 65% of its total assets in common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the S&P 500(R) Index.

 .    SC Select Equity Fund normally invests at least 65% of its total assets in common stocks and other equity securities of large capitalization U.S. companies.

 .    SC Value Equity Fund invests at least 65% of its total assets in equity securities listed on the New York Stock Exchange.

 .    SC Value Managed Fund primarily invests in a portfolio consisting of common stocks, bonds and cash equivalents.

 .    SC Value Mid Cap Fund invests primarily in equity securities of companies with market capitalizations between $500 million and $5 billion at the time of purchase.

 .    SC Value Small Cap Fund invests primarily in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion at time of purchase.

 .    SC Davis Financial Fund generally will invest a minimum of 25% of its total assets in investments in each of the banking and financial industries. More information about those securities is provided below.

 .    SC Davis Venture Value Fund invests primarily in equity securities of domestic companies with market capitalization of at least $5 billion.

 .    SC INVESCO Energy Fund invests primarily in the equity securities of companies doing business in the energy sector.

 .    SC INVESCO Health Sciences Fund invests primarily in the equity securities of companies doing business in the health sciences sector.

 .    SC INVESCO Technology Fund invests primarily in the equity securities of companies doing business in the technology sector.

 .    SC INVESCO Telecommunications Fund invests primarily in the equity securities of companies doing business in the telecommunications sectors.

 .    SC Neuberger Berman Mid Cap Growth Fund invests primarily in equity securities of companies with market capitalizations from $1 to $12 billion at the time of purchase. The fund may revise this definition based on market conditions.

 .    SC Neuberger Berman Mid Cap Value Fund invests primarily in equity securities of companies with market capitalizations from $1 to $12 billion at the time of purchase. The fund may revise this definition based on market conditions.

Money Market Fund, Investment Grade Bond Fund, Blue Chip Mid Cap Fund, Investors Foundation Fund, Davis Financial Fund, Davis Venture Value Fund, INVESCO Energy Fund, INVESCO Health Sciences Fund, INVESCO Technology Fund, INVESCO Telecommunications Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Value Fund, Value Equity Fund, Value Managed Fund, Value Mid Cap Fund and Value Small Cap Fund are diversified mutual funds. This means that with respect to 75% of each fund's total assets, the fund may not invest more than 5% of its assets in the outstanding securities of any one issuer, or own more than 10% of the voting securities of any one issuer, except U.S. government securities or securities of other investment companies. With respect to Money Market Fund, this means that the fund may not invest more than 5% of its assets in any one issuer except U.S. government securities and obligations of domestic banks.

Real Estate Fund and Select Equity Fund are not diversified and each may invest without regard to such limits. This means that the net asset value of Real Estate Fund and Select Equity Fund may be more volatile because each fund's portfolio may be invested in fewer securities and each fund may be more sensitive to events affecting the value of these securities. However, both Real Estate Fund and Select Equity Fund (and the other funds) must satisfy the diversification tests under Sections 851(b)(3) and 817(h) of the Internal Revenue Code of 1986, as amended (the Code), (see discussion under the caption, Taxes). Meeting these diversification tests may limit both Real Estate Fund's and Select Equity Fund's volatility risk.

Securities in which the funds may invest

Common shares. (All funds except Money Market Fund and Investment Grade Bond
-------------
Fund) Common shares represent an equity (ownership) interest in a company or other entity. This ownership interest often gives a fund the right to vote on measures affecting the company's organization and operations.

Although common shares generally have a history of long-term growth in value, their prices, particularly those of smaller capitalization companies, are often volatile in the short-term.

Preferred shares. (All funds) Preferred shares represent a limited equity
----------------
interest in a company or other entity and frequently have debt-like features. Preferred shares are often entitled only to dividends at a specified rate, and have a preference over common shares with respect to dividends and on liquidation of assets. Preferred shares generally have lesser voting rights than common shares. Because their dividends are often fixed, the value of some preferred shares fluctuates inversely with changes in interest rates. Money Market Fund may invest in certain types of preferred shares having debt-like features to the extent that the preferred shares meet the maturity, quality and diversification requirements applicable to the fund.

Convertible securities. (All funds except Money Market Fund) Convertible
----------------------
securities are bonds, preferred shares and other securities that pay a fixed rate of interest or dividends. However, they offer the buyer the additional option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. The value of convertible securities is also sensitive to company, market and other economic news, and will change based on the price of the underlying common stock. Convertible securities generally have less potential for gain than common stock, but also less potential for loss, since their income provides a cushion against the stock's price declines. However, because the buyer is also exposed to the risk and reward potential of the underlying stock, convertible securities generally pay less income than similar non-convertible securities.

Warrants and rights. (All funds except Money Market Fund) Warrants and rights
-------------------
are securities permitting, but not obligating, their holder to purchase the underlying equity or fixed-income securities at a predetermined price. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends on or exercise voting rights concerning the underlying equity securities. Further, they do not represent any rights in the assets of the issuer. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they become worthless if they are not exercised on or prior to their expiration date. As a result, an investment in warrants and rights may entail greater investment risk than certain other types of investments.

Real estate investment trusts. (Real Estate Fund, Davis Financial Fund, Davis
-----------------------------
Venture Value Fund, INVESCO Energy Fund, INVESCO Health Sciences Fund, INVESCO Technology Fund, INVESCO Telecommunications Fund, Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund) REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like regulated investment companies, such as Real Estate Fund, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. Each fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the fund.

Risk factors associated with the real estate industry. Although Real Estate Fund does not invest directly in real estate, it does invest primarily in real estate equity securities and does concentrate its investments in the real estate industry, and, therefore, an investment in the fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. Each of the other funds that may invest in REITs may, to a lesser degree, be subject to these risks. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning or applicable tax law; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

In addition, if the fund has rental income or income from the disposition of real property acquired as a result of a default on securities the fund owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Investments by the fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

Risk factors associated with equity and mortgage REITs. In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

Fixed-income securities. (All funds) Bonds and other fixed-income instruments
-----------------------
are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Fixed-income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a fund's fixed-income securities, and, conversely, during periods of rising interest rates, the value of a fund's fixed-income securities will generally decline. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

Maturity and duration. The effective maturity of an individual portfolio security in which a fund invests is defined as the period remaining until the earliest date when the fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Unscheduled prepayments of principal have the effect of shortening the effective maturities of securities in general and mortgage-backed securities in particular. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled prepayments on securities purchased at a discount may result in a lower yield (and total return) to a fund than was anticipated at the time the securities were purchased. A fund's reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on the original prepaid security thus affecting positively or negatively the return realized by the fund.

Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, a fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. Each fund may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

Ratings criteria. In general, the ratings of Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), FitchIBCA and Duff & Phelps Credit Rating Co. (Duff) represent the opinions of these agencies as to the credit quality of the securities which they rate. However, these ratings are relative and subjective and are not absolute standards of quality.

After its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither of these events will necessarily require the adviser, on behalf of a fund, to sell the securities.

Lower rated high yield fixed-income securities. (Investment Grade Bond Fund, Real Estate Fund, Davis Financial Fund, Davis Venture Value Fund, INVESCO Telecommunications Fund and Value Managed Fund) Lower rated high yield fixed-income securities are those rated below Baa3 by Moody's, or below BBB- by S&P, FitchIBCA or Duff, or securities which are unrated and determined by the adviser to be of comparable quality. Investment Grade Bond Fund may invest in securities rated as low as B- by a rating agency, which may indicate that the obligations are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Davis Venture Value Fund will not purchase securities rated BB or Ba or lower if the securities are in default at the time of purchase or if such purchaser would then cause 5% or more of the fund's net asset to be invested in such lower-rated securities. Davis Financial Fund generally restricts its investment in high yield, high risk debt securities to 5% of the Fund's net assets or less. INVESCO Telecommunications Fund may invest up to 15% of its total assets in lower rated securities. Lower rated securities are generally referred to as high yield bonds or junk bonds. See the Appendix attached to this SAI for a description of the characteristics of the categories. A fund may invest in eligible unrated securities which, in the opinion of the adviser, offer comparable risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed-income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and accurately value a fund's assets. The reduced availability of reliable, objective data may increase a fund's reliance on management's judgment in valuing the high yield bonds. To the extent that a fund invests in these securities, the achievement of the fund's objective will depend more on the adviser's judgment and analysis than it otherwise would. In addition, high yield securities in a fund's portfolio may be susceptible to adverse publicity and investor perceptions, whether or not the perceptions are justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of lower-rated securities and may do so in the future, particularly with respect to highly leveraged issuers.

Credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. Generally, lower quality, higher yielding bonds are subject to credit risk to a greater extent than higher quality, lower yielding bonds.

Interest rate risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of those securities used to compute a fund's net asset value.

Call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined, and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yield securities.

U.S. government securities. (All funds) U.S. government securities include:
--------------------------
U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association (GNMA)), (b) the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Banks), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (e.g., Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC)), or (d) only the credit of the agency and a perceived "moral obligation" of the U.S. government. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

U.S. government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. government securities. The interest and principal components of stripped U.S. government securities are traded independently. The most widely recognized trading program for such securities is the Separate Trading of Registered Interest and Principal of Securities Program. U.S. Treasury inflation-indexed obligations provide a measure of protection against inflation by adjusting the principal amount for inflation. The semi-annual interest payments on these obligations are equal to a fixed percentage of the inflation-adjusted principal amount.

Mortgage-backed securities. (Money Market Fund, Investment Grade Bond Fund,
--------------------------
Real Estate Fund and Value Managed Fund) Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment scenarios, the fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

The fund's investments in mortgage-backed securities may include conventional mortgage pass through securities and certain classes of multiple class collateralized mortgage obligations ("CMOs"). Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities that provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. CMOs are issued in multiple classes, each having different maturities, interest rates, payment schedules and allocations of principal and interest on the underlying mortgages. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a fund may invest include but are not limited to sequential and parallel pay CMOs, including planned amortization class ("PAC") and target amortization class ("TAC") securities. Sequential pay CMOs apply payments of principal, including any prepayments, to each class of CMO in the order of the final distribution date. Thus, no payment of principal is made on any class until all other classes having an earlier final distribution date have been paid in full. Parallel pay CMOs apply principal payments and prepayments to two or more classes concurrently on a proportionate or disproportionate basis. The simultaneous payments are taken into account in calculating the final distribution date of each class. Real Estate Fund and Investment Grade Bond Fund may invest in the most junior class of CMO's (z-tranche) which involves risks similar to those associated with investing in equity securities.

Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and other market risks. Conventional mortgage pass through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Agency mortgage securities. (Money Market Fund, Investment Grade Bond Fund, Real Estate Fund and Value Managed Fund) The funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. Agencies, instrumentalities or sponsored enterprises of the U.S. government include but are not limited to the GNMA, FNMA and FHLMC. GNMA securities are backed by the full faith and credit of the U.S. government, which means that the U.S. government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. government; however, these enterprises have the ability to obtain financing from the U.S. Treasury. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Privately-issued mortgage-backed securities. (Money Market Fund, Investment Grade Bond Fund and Real Estate Fund) Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of GNMA, FNMA or FHLMC. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Asset-backed securities. (Money Market Fund, Investment Grade Bond Fund, Real
-----------------------
Estate Fund and Value Managed Fund) Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the fund must reinvest the returned principal at prevailing interest rates, which may be lower.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may entail features that make them less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws granting protection to the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not support payments on these securities. A fund may invest in any type of asset-backed security if the adviser determines that the security is consistent with the fund's investment objective and policies.

Structured securities. (Investment Grade Bond Fund, Real Estate Fund)
---------------------
Structured securities include notes, bonds or debentures, the value of the principal of and/or interest on which is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the Reference) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Pay-in-kind, delayed payment and zero coupon bonds. (Investment Grade Bond
--------------------------------------------------
Fund, Real Estate Fund) These securities are generally issued at a discount from their face value because actual interest payments are typically postponed until maturity or after a stated period. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. The market prices of pay-in-kind, delayed payment and zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and in cash, and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The fund generally accrues income on securities that are issued at a discount and/or do not make current cash payments of interest for tax and accounting purposes, which is required to be distributed to shareholders. The fund's investments in pay-in-kind, delayed payment and zero coupon bonds may require the fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Floating rate/variable rate notes. (Money Market Fund, Investment Grade Bond
---------------------------------
Fund and Real Estate Fund) Some notes a fund may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other support arrangements. If a security would not satisfy a fund's credit quality standards without such a credit support, the entity providing a bank letter or line of credit, guarantee or loan commitment must meet a fund's credit quality standards.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult for a fund to dispose of the instruments, and a fund could suffer a loss if the issuer defaults or there are periods during which the fund is not entitled to exercise its demand rights. Variable and floating rate instruments held by a fund will be subject to the fund's limitation on investments in illiquid securities if a reliable trading market for the instruments does not exist and the fund cannot demand payment of the principal amount of such instruments within seven days.

Foreign securities. (All funds) Each fund may invest in the securities of
------------------
corporate and governmental issuers located in or doing business in a foreign country (foreign issuers). Investors Foundation Fund, Select Equity Fund and Blue Chip Mid Cap Fund may only invest in securities of foreign issuers which are listed on a U.S. stock exchange or quoted market, such as the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation. A company is considered to be located in or doing business in a foreign country if it satisfies at least one of the following criteria: (i) the equity securities of the company are traded principally on stock exchanges in one or more foreign countries; (ii) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; (iii) it maintains 50% or more of its assets in one or more foreign countries; (iv) it is organized under the laws of a foreign country; or
(v) its principal executive offices are located in a foreign country.

ADRs, EDRs, IDRs and GDRs. (All funds except Money Market Fund) American Depository Receipts (ADRs) (sponsored or unsponsored) are receipts typically issued by a U.S. bank, trust company or other entity and evidence ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between this information and the market value of the unsponsored ADR. European Depository Receipts (EDRs) and International Depository Receipts (IDRs) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depository Receipts (GDRs) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Brady bonds. (Investment Grade Bond Fund) Brady bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
P. Brady. Brady bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Certain Brady bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the International Bank for Reconstruction and Development (the World Bank) and the debtor nation's reserves. Although Brady bonds may be collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government. In light of the residual risk of Brady bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady bonds, investments in Brady bonds may be viewed as speculative. Brady bonds acquired by a fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady bonds held by the fund.

Sovereign debt obligations. (Money Market Fund, Investment Grade Bond Fund and Real Estate Fund) Investment in sovereign debt obligations involves special risks not present in domestic corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and a fund's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic policies or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Obligations of supranational entities. (Money Market Fund, Investment Grade Bond Fund and Real Estate Fund) Each fund may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the World Bank, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. Participating governments may not be able or willing to honor their commitments to make capital contributions to a supranational entity.

Risks of foreign securities. Investments in foreign securities may involve a greater degree of risk than the risks of domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

To the extent that a fund's foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a fund's foreign investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities may be purchased on over-the-counter markets or exchanges located in the countries where an issuer's securities are principally traded. Many foreign markets are not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although a fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

In certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of assets of a fund from a country, political or social instability, or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Dividends, interest and, in some cases, capital gains earned by a fund on certain foreign securities may be subject to foreign taxes, thus reducing the net amount of income or gains available for distribution to the fund's shareholders.

The above risks may be intensified for investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. A fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Bank and corporate obligations.  (All funds)  Commercial paper represents short-
------------------------------
term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the funds consists of direct U.S. dollar denominated obligations of domestic or foreign issuers. Bank obligations in which the funds may invest include certificates of deposit, bankers' acceptances and fixed time deposits.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Repurchase agreements.  (All funds)  In a repurchase agreement, a fund would buy
---------------------
a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the repurchase agreement counterparty at a fixed time and price plus accrued interest. A fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. government securities. Repurchase agreements that mature in more than seven days will be treated as illiquid for purposes of each fund's 15% limit (10% for Money Market Fund) on illiquid investments.

Securities serving as collateral for each repurchase agreement must be delivered to the fund's custodian either physically or in book-entry form. The collateral must be marked to market daily so that each repurchase agreement will be fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities while the fund is trying to enforce its rights to the collateral, possible below normal levels of income, decline in value of the underlying securities or lack of access to income during this period, as well as the expense of enforcing its rights.

Reverse repurchase agreements.  (All funds except Money Market Fund)  A fund may
-----------------------------
also enter into reverse repurchase agreements, which involve the sale of U.S. government securities held in its portfolio to a counterparty with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest," which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by a fund with proceeds of the initial sale transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase at a fixed price agreed in advance. A fund will not enter into reverse repurchase agreements or borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed one-third of the fund's total assets (including the amount borrowed) taken at market value. A fund will not use leverage to attempt to enhance its return. A fund will not purchase securities while outstanding borrowings exceed 5% of the fund's total assets.

Mortgage "dollar roll" transactions.  (Investment Grade Bond Fund)  The fund may
-----------------------------------
enter into mortgage "dollar roll" transactions with selected banks and broker-dealers. Under a dollar roll, the fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or liquid security position. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a fund's borrowings and other senior securities. For financial reporting purposes, a fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as a financing.

Restricted securities.  (All funds)  A fund may purchase securities that are not
---------------------
registered (restricted securities) under the Securities Act of 1933 (1933 Act), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and which are, therefore, restricted as to their resale. However, a fund will not invest more than 15% of its net assets (10% for Money Market Fund) in illiquid investments. The trustees may adopt guidelines and delegate to the adviser the daily function of determining the monitoring and liquidity of restricted securities. The trustees, however, will retain oversight as to, and be ultimately responsible for, the determinations. If the adviser determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit (10% for Money Market Fund) on illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in the fund if sufficient numbers of qualified institutional buyers are not interested in purchasing these restricted securities.

Other investment companies.  (All funds)  Each fund may invest in shares of
---------------------------
other investment companies to the extent permitted by the 1940 Act. With certain exceptions, the 1940 Act: (a) prohibits a fund, together with any companies controlled by the fund, from acquiring more than 3% of the total outstanding securities of any other investment company, and (b) prohibits a fund from investing more than 5% of its total assets in any one investment company and more than 10% of its total assets in the securities of other investment companies in the aggregate.

Banking and financial services industries.  During normal market conditions
-----------------------------------------
Davis Financial Fund may invest 25% or more of its total assets in obligations of domestic and foreign companies in each of the banking and financial services industries. Companies in the banking industry include U.S. and foreign commercial and industrial banking and savings institutions (including their parent holding companies). Companies in the financial services industry include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies (including multi-line, property, casualty and life insurance companies) and insurance holding companies. As a result of these investments, the Davis Financial Fund's portfolio is particularly vulnerable to events affecting those industries, including the risks associated with regulatory developments in or related to such industries.

Banking industry. Commercial banks (including "money center," regional and community banks), savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy), and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Broadening bank powers, including the ability to engage in multi-state operations while permitting diversification of operations, also could expose banks to well-established competitors in new areas of operations. The broadening of regional and national interstate powers and the aggressive expansion of larger publicly held foreign banks may result in increased competition and a decline in the number of publicly traded regional banks.

Financial services industry. Many of the investment considerations discussed in connection with banks and savings associations also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates, and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings), and failures of reinsurance carriers.

Other considerations. Regulations of the Securities and Exchange Commission limit investments in the securities of companies that derive more than 15% of their gross revenues from the securities or investment management business. The Competitive Equality Banking Act of 1987 requires that with respect to at least 75% of the total assets of any fund investing in bank securities, no more than 5% of total assets may be invested in a single issuer. The Davis Financial Fund intends to comply with these restrictions.

Forward commitment and when-issued securities.  (All funds) "When-issued" refers
---------------------------------------------
to securities whose terms are available and for which a market exists, but which have not been issued. A fund will engage in when-issued purchases of securities in order to obtain what is considered to be an advantageous price and yield at the time of purchase. In when-issued transactions, frequently no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the fund contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the other party to consummate the transaction. The failure of the issuer or other party to consummate the transaction may result in the fund's losing the opportunity to obtain an advantageous price. The purchase of securities on a forward commitment or when-issued basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a forward commitment or when-issued basis, the fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Options on securities and securities indices.  (All funds except Money Market
--------------------------------------------
Fund) A fund may purchase and write (sell) call and put options on any securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on securities exchanges or traded in the over-the-counter market. A fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing covered options. A call option on securities written by a fund obligates the fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by a fund obligates the fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by a fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to a fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. A fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

A fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to the option. These purchases are referred to as "closing purchase transactions."

Purchasing options. A fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities of the type in which it may invest. A fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund's portfolio securities. Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the fund's portfolio securities.

A fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks associated with options transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures contracts and options on futures contracts.  (All funds except Money
--------------------------------------------------
Market Fund) To seek to increase total return or hedge against changes in interest rates or securities prices, a fund may purchase and sell futures contracts, and purchase and write call and put options on these futures contracts. A fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, a fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and other strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a fund proposes to acquire. When interest rates are rising or securities prices are falling, a fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

A fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the fund's portfolio securities. These futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund's portfolio securities.

If, in the opinion of the adviser, there is a sufficient degree of correlation between price trends for a fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a fund's portfolio may be more or less volatile than prices of these futures contracts, the adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on futures contracts. A fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a fund's assets. By writing a call option, a fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a fund intends to purchase. However, the fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other considerations. A fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the fund owns or futures contracts will be purchased to protect the fund against an increase in the price of securities it intends to purchase. The adviser will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, a fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that a fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities, require the fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the fund from closing out positions and limiting its losses.

Foreign currency transactions.  (All funds except Money Market Fund)  A fund's
-----------------------------
foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. A fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. A fund may elect to hedge less than all of its foreign portfolio positions if deemed appropriate by the adviser.

If a fund purchases a forward contract or sells a forward contract for non-hedging purposes, it will segregate cash or liquid securities, of any type or maturity, in a separate account in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to a fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the fund would not have to exercise its put option. Likewise, if a fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the fund would not have to exercise its call. Instead, the fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special risks associated with foreign currency options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a fund will not purchase or write such options unless and until, in the opinion of the adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign currency futures transactions. By using foreign currency futures contracts and options on such contracts, the fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

A foreign currency futures contract sale creates an obligation by the fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the fund is immediately paid the difference and realizes a gain, and if the price of the sale is less than the price of the offsetting purchase, the fund pays the difference and realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss.

Special risks associated with foreign currency futures contracts and related options. Buyers and sellers of foreign currency futures contracts and related options are subject to the same risks that apply to the use of futures generally. In addition, the risks associated with foreign currency futures contracts and options on futures are similar to those associated with options on foreign currencies, as described above.

Swaps, caps, floors and collars.  (Investment Grade Bond Fund; Real Estate Fund,
-------------------------------
INVESCO Energy Fund, INVESCO Health Sciences Fund, INVESCO Technology Fund and INVESCO Telecommunications Fund) As one way of managing its exposure to different types of investments, a fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A fund will maintain in a segregated account, cash or liquid securities equal to the net amount, if any, of the excess of the fund's obligations over its entitlements with respect to swap, cap, collar or floor transactions.

Temporary investments.  (All funds)  For temporary and defensive purposes, a
---------------------
fund may invest up to 100% of its total assets in investment grade short-term fixed-income securities, including short-term U.S. government securities, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper, floating rate notes, and repurchase agreements. A fund may also hold significant amounts of its assets in cash. Money Market Fund will not take a defensive position because it invests exclusively in investment grade money market securities.

Lending of securities.  (All funds except Money Market Fund)  A fund may lend
---------------------
portfolio securities to brokers, dealers, and financial institutions if the loan is secured by cash, U.S. government securities or other collateral according to applicable regulatory requirements. A fund may reinvest any cash collateral in short-term securities and money market funds. When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, a fund may incur a loss or, in the event of the borrower's bankruptcy, may be delayed in or prevented from liquidating the collateral. A fund may not lend portfolio securities having a total value exceeding one-third of its total assets.

Short-term trading and portfolio turnover.  (All funds except Money Market Fund)
-----------------------------------------
Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. A fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed-income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or more) involves correspondingly higher brokerage costs that must be borne directly by the fund and thus indirectly by the shareholders, reducing the shareholder's return.

Investment Restrictions. Each fund has adopted fundamental investment restrictions. These restrictions cannot be changed unless the change is approved by the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the affected fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the affected fund.

These fundamental restrictions provide that a fund may not:

1. Invest 25% or more of its total assets in securities of issuers in any one industry, except that (i) Real Estate Fund invests 25% or more of its total assets in the real estate group of industries; (ii) INVESCO Energy Fund may invest more than 25% of the value of its total assets in one or more industries relating to the energy sector; (iii) INVESCO Health Sciences Fund may invest more than 25% of the value of its total assets in one or more industries relating to health care; (iv) INVESCO Technology Fund may invest more than 25% of the value of its total assets in one or more industries relating to technology and (v) INVESCO Telecommunications Fund may invest more than 25% of the value of its total assets in one or more industries relating to telecommunications. The United States government, its agencies or instrumentalities are not considered industries for purposes of this restriction.

2. Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

3. Make loans of securities to other persons, except loans of securities not exceeding one-third of the fund's total assets, investments in debt obligations and transactions in repurchase agreements.

4. Underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling portfolio securities.

5. Purchase, sell or invest in real estate, but each fund subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund's ownership of such securities.

6. Invest in commodities or commodity futures contracts, excluding transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and financial indices; and swaps, caps, floors, collars and swaptions, as permitted by the fund's prospectus and this statement of additional information.

7. Make investments that are inconsistent with the status of Money Market Fund, Investment Grade Bond Fund, Investors Foundation Fund, Blue Chip Mid Cap Fund, Davis Financial Fund, Davis Venture Value Fund, INVESCO Energy Fund, INVESCO Health Sciences Fund, INVESCO Technology Fund, INVESCO Telecommunications Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Value Fund, Value Equity Fund, Value Managed Fund, Value Mid Cap Fund and Value Small Cap Fund as diversified funds.

The 1940 Act currently prohibits the funds from issuing senior securities or borrowing money, except each fund, with the exception of Money Market Fund, may borrow from banks or pursuant to reverse repurchase agreements in an amount not exceeding one-third of total assets (including the amount borrowed). Each fund is required to reduce the amount of its borrowings to not more than one-third of total assets within three days after such borrowings first exceed this one-third limitation.

Additional investment restrictions adopted by the funds, which may be changed by the trustees, provide that a fund may not:

1. (a) Investment Grade Bond Fund, Blue Chip Mid Cap Fund, Investors Foundation Fund, Davis Financial Fund, Davis Venture Value Fund, INVESCO Energy Fund, INVESCO Health Sciences Fund, INVESCO Technology Fund, INVESCO Telecommunications Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Value Fund, Value Equity Fund, Value Managed Fund, Value Mid Cap Fund and Value Small Cap Fund. With respect to 75% of the fund's assets, invest more than

5% of the fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (2) securities of other investment companies.

     (b)  Money Market Fund Only. Except with respect to investments in
          ----------------------
obligations of (a) the U.S. government, its agencies, authorities or instrumentalities and (b) domestic banks, purchase any security if, as a result
(i) more than 5% of its assets would be invested in the securities of any one issuer, or (ii) more than 25% of its assets would be invested in a particular industry.

2. Invest more than 15% (10% for Money Market Fund) of its net assets (taken at market value at the time of purchase) in illiquid securities.

3.  Make investments for the purpose of exercising control or management.

4.  Invest in other investment companies except as permitted under the 1940
Act.

THE FUNDS' MANAGEMENT

Trustees and Officers. Each fund's business is managed by the trustees. The trustees elect each fund's officers who are responsible for the day-to-day operations of the fund and who execute the investment policies approved by the trustees. Several of the funds' trustees and officers are also directors and officers of Sun Life Assurance Company of Canada or the adviser. The table below provides more information about the funds' trustees and officers.

------------------------------------------------------------------------------------------------------------------
Name, address and age                     Position with the trust         Principal occupation past 5 years
------------------------------------------------------------------------------------------------------------------
C. James Prieur*                          Chairman, Executive Vice        President and Chief Operating Officer,
150 King Street West 6th Floor            President and Trustee           Sun Life Assurance Company of Canada
Toronto, Ontario M5H 1J9                                                  since 1999. Prior to that, senior vice
Date of birth:  April 21, 1951                                            president and general manager, U.S.
                                                                          operations, Sun Life Assurance Company
                                                                          of Canada, since 1997, and vice
                                                                          president, Investments, U.S.
                                                                          operations, Sun Life Assurance Company
                                                                          of Canada.  Chairman, since 1998, and
                                                                          director, Sun Capital Advisers, Inc.
                                                                          since 1992.
------------------------------------------------------------------------------------------------------------------
Graham E. Jones                           Trustee                         Senior vice president, BGK Properties,
330 Garfield Street                                                       Inc., since 1994.
Santa Fe, NM 87501
Date of birth: January 21, 1933
------------------------------------------------------------------------------------------------------------------
Anthony C. Paddock                        Trustee                         Managing Director, Empire Valuation
350 Fifth Street, Suite 5513                                              Consultants, Inc., since 1996.
New York, NY 10118                                                        President, AC Paddock & Associates,
Date of birth: July 9, 1935                                               since 1996.  Prior to that, principal,
                                                                          KPMG Peat Marwick from 1987-96.
------------------------------------------------------------------------------------------------------------------
William N. Searcy, Jr.                    Trustee                         Pension and savings trust officer,
2330 Shawnee Mission Parkway                                              Sprint Corp., since 1989.
Westwood, KS 66205
Date of birth: September 3, 1946
------------------------------------------------------------------------------------------------------------------
James M.A. Anderson*                      President, Chief Executive      Vice president, Investments, U.S.
One Sun Life Executive Park               Officer and Trustee             operations, Sun Life Assurance Company
Wellesley Hills, MA 02481                                                 of Canada, since 1998.  Prior to that,
Date of birth: September 14, 1949                                         vice president, Securities Investments,
                                                                          Canada operations, Sun Life Assurance
                                                                          Company of Canada, 1995-98. Chief
                                                                          Investment Officer since 2000, and
                                                                          president and director, Sun Capital
                                                                          Advisers, Inc., 1998-2000.
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Name, address and age                     Position with the trust         Principal occupation past 5 years
------------------------------------------------------------------------------------------------------------------
James F. Alban*                           Chief Financial Officer and     Senior vice president and Chief
One Sun Life Executive Park               Treasurer                       Financial Officer, Sun Capital
Wellesley Hills, MA 02481                                                 Advisers, Inc., since 2000.  Assistant
Date of birth:  January 23, 1962                                          vice president, Sun Capital Advisers,
                                                                          Inc., 1998-2000.  Audit senior manager,
                                                                          PricewaterhouseCoopers LLP, 1996-1998.
                                                                          Assistant vice president, Eaton Vance
                                                                          Management, 1991-1996.
------------------------------------------------------------------------------------------------------------------
Davey S. Scoon*                           Assistant Treasurer             Vice President and Chief Financial
One Sun Life Executive Park                                               Officer, U.S. operations, Sun Life
Wellesley Hills, MA 02481                                                 Assurance Company of Canada, since
Date of birth:  December 14, 1946                                         1999.  Prior to that, executive vice
                                                                          president and chief operating officer
                                                                          of Liberty Funds Group of Boston,
                                                                          1994-1999.  Senior vice president,
                                                                          since 2000, and treasurer and director,
                                                                          Sun Capital Advisers, Inc., since 1999.
------------------------------------------------------------------------------------------------------------------
Richard Gordon, CFA*                      Vice President                  Vice president, U.S. Public Bonds, Sun
One Sun Life Executive Park                                               Life Assurance Company of Canada, since
Wellesley Hills, MA 02481                                                 1994. Senior vice president, Sun
Date of birth:  July 10, 1945                                             Capital Advisers, Inc., since 2000.
                                                                          Vice president, Sun Capital Advisers,
                                                                          Inc., 1992-2000.
------------------------------------------------------------------------------------------------------------------
Howard C. Greene, CFA*                    Vice President                  Assistant vice president, U.S. Public
One Sun Life Executive Park                                               Bonds, Sun Life Assurance Company of
Wellesley Hills, MA 02481                                                 Canada, since 1996.  Prior to that,
Date of birth:  July 22, 1957                                             senior investment officer, 1989-1996.
                                                                          Senior vice president, Sun Capital
                                                                          Advisers, Inc., since 2000.  Vice
                                                                          president, Sun Capital Advisers, Inc.,
                                                                          1998-2000.
------------------------------------------------------------------------------------------------------------------
John T. Donnelly, CFA*                    Vice President                  Vice president, U.S. Equities, Sun Life
One Sun Life Executive Park                                               Assurance Company of Canada since 1999.
Wellesley Hills, MA 02481                                                 Prior to that, assistant vice
Date of birth:  October 28, 1958                                          president, U.S. Equities, Sun Life
                                                                          Assurance Company of Canada (1997-1999)
                                                                          and senior investment officer U.S.
                                                                          Public Bonds (1994-1997). Senior vice
                                                                          president, Sun Capital Advisers, Inc.,
                                                                          since 2000.  Vice president, Sun
                                                                          Capital Advisers, Inc., 1998-2000.
------------------------------------------------------------------------------------------------------------------
Maura A. Murphy, Esq.*                    Secretary                       Senior counsel, U.S. operations, Sun
One Sun Life Executive Park                                               Life Assurance Company of Canada, since
Wellesley Hills, MA 02481                                                 1998.  Prior to that, securities
Date of birth: February 12, 1960                                          counsel, New England Life Insurance
                                                                          Company, 1994-98.  Senior vice
                                                                          president and chief counsel, since
                                                                          2000, and secretary since 1998, Sun
                                                                          Capital Advisers, Inc.
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Name, address and age                     Position with the trust         Principal occupation past 5 years
------------------------------------------------------------------------------------------------------------------
Nicole M. Tremblay*                       Assistant Secretary             Paralegal, Sun Life Assurance Company
One Sun Life Executive Park                                               of Canada and Assistant Secretary, Sun
Wellesley Hills, MA 02481                                                 Capital Advisers, Inc., since 2000.
Date of birth:  December 13, 1973                                         Prior to that, assistant compliance
                                                                          analyst, Sun Life Assurance Company of
                                                                          Canada, 1999-2000, compliance
                                                                          administrative assistant, 1998-1999,
                                                                          and assistant customer services
                                                                          administrator, 1996-1998.
------------------------------------------------------------------------------------------------------------------

* An interested person of the funds for purposes of Section 2(a)(19) of the 1940 Act.

Trustee Compensation. The trust pays the trustees who are not interested persons of the trust or the adviser for their service as trustees. The following table sets forth all compensation paid to the trustees as of the funds' fiscal year ended December 31, 2000. The trustees who are officers or employees of Sun Life Assurance Company of Canada or the adviser are not paid by the trust for their service as trustees.

Name and position with      Aggregate           Pension or retirement        Estimated annual      Total compensation
the trust                   compensation from   benefits accrued as part     benefits upon         from the trust paid
                            the trust           of funds' expenses           retirement            to trustees*
------------------------------------------------------------------------------------------------------------------------
Graham E. Jones              $     9,000                   0                          0             $    9,000
------------------------------------------------------------------------------------------------------------------------
Anthony C. Paddock                 9,000                   0                          0                  9,000
------------------------------------------------------------------------------------------------------------------------
William N. Searcy, Jr.            10,000                   0                          0                 10,000
------------------------------------------------------------------------------------------------------------------------

     * The trust is the only registered investment company managed by the adviser.

As of April _____, 2001, the trustees and officers of Sun Capital Advisers Trust as a group owned less than 1% of the outstanding shares of beneficial interest in each of the funds.

The Investment Adviser. Sun Capital Advisers, Inc., the funds' investment adviser, is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The adviser is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada (Sun Life of Canada). Sun Life of Canada and its affiliates currently transact business in Canada, the United States, the United Kingdom, Asia Pacific and South America. Sun Life of Canada completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life of Canada and the adviser. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

The adviser is a Delaware corporation and a registered investment adviser. The adviser provides investment management and supervisory services to pension and profit-sharing accounts of Sun Life of Canada. Each fund will offer its shares to separate accounts that are funding vehicles for variable contracts offered by Sun Life of Canada and its affiliates and other insurance companies. It is also expected that the adviser, through certain asset allocation programs offered to holders of variable contracts offered by Sun Life of Canada and its affiliates, will have discretion to allocate assets to the funds.

Terms of Advisory Agreements. Each fund has entered into an investment advisory agreement with the adviser which was approved by the fund's trustees. Under the terms of each advisory agreement, the adviser furnishes an investment program for the fund and determines, subject to the overall supervision and review of the trustees, which investments should be purchased, held, sold or exchanged and provides supervision over all aspects of the fund's operations, except those which are delegated to a custodian, transfer agent or other agent. In the case of the Investors Foundation Fund, Select Equity Fund and Blue Chip Mid Cap Fund, the adviser has engaged Wellington Management Company, LLP ("Wellington Management") to serve as subadviser to perform its investment management duties. In the case of Davis Financial Fund and Davis Venture Value Fund the adviser has selected Davis Selected Advisers, L.P. ("Davis Selected Advisers"). In the case of Value Equity Fund, Value Managed Fund, Value Mid Cap Fund and Value Small Cap Fund the adviser has engaged OpCap Advisors to serve as subadviser to perform its investment management duties. In the case of INVESCO Energy Fund, INVESCO Health Sciences Fund, INVESCO Technology Fund and INVESCO Telecommunications Fund, the adviser has engaged INVESCO Funds Group, Inc. to serve as subadviser to perform its investment management duties. In the case of Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund, the adviser has engaged Neuberger Berman Management Inc. to serve as subadviser to perform its investment management duties. The adviser may enter into agreements with Sun Life of Canada to utilize the resources and personnel of the company.

Each fund bears the cost of its operations not expressly assumed by the adviser or another service provider. These costs may include, but are not limited to,
(i) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of the adviser, or its affiliates, office space and facilities and personnel compensation, training and benefits; (ii) charges and expenses of auditors; (iii) charges and expenses of any custodian, administrator, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the trust; (iv) issue and transfer taxes chargeable to the trust in connection with securities transactions to which the trust is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the trust to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the trust and/or its shares with the Commission, state securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory agencies; (vii) all expenses of shareholders' and trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the trust and the trustees; (ix) if applicable, any distribution fees paid by the trust in accordance with Rule 12b-1 promulgated by the Commission pursuant to the 1940 Act; (x) compensation of those trustees of the trust who are not affiliated with or interested persons of the adviser or the trust (other than as trustees); (xi) the cost of preparing and printing share certificates; and (xii) interest on borrowed money, if any.

Each of the following funds pays a fee monthly to the adviser for its advisory services based on a stated percentage of its average daily net assets as follows:

-----------------------------------------------------------------------------------------------
     Fund                                    Asset Level                     Fee
-----------------------------------------------------------------------------------------------
     Money Market Fund                       All                             0.50%
-----------------------------------------------------------------------------------------------
     Investment Grade Bond Fund              All                             0.60%
-----------------------------------------------------------------------------------------------
     Real Estate Fund                        All                             0.95%
-----------------------------------------------------------------------------------------------
     Blue Chip Mid Cap Fund                  $0 to $300 million              0.80%
-----------------------------------------------------------------------------------------------
                                             above $300 million              0.75%
-----------------------------------------------------------------------------------------------
     Investors Foundation Fund               $0 to $300 million              0.75%
-----------------------------------------------------------------------------------------------
                                             above $300 million              0.70%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
     Fund                                    Asset Level                             Fee
-----------------------------------------------------------------------------------------------
     Select Equity Fund                      $0 to $300 million                      0.75%
-----------------------------------------------------------------------------------------------
                                             above $300 million                      0.70%
-----------------------------------------------------------------------------------------------
     Davis Financial Fund                    $0 to $500 million                      0.75%
-----------------------------------------------------------------------------------------------
                                             above $500 million                      0.70%
-----------------------------------------------------------------------------------------------
     Davis Venture Value Fund                $0 to $500 million                      0.75%
-----------------------------------------------------------------------------------------------
                                             above $500 million                      0.70%
-----------------------------------------------------------------------------------------------
     INVESCO Energy Fund                     $0 to $750 million                      1.05%
-----------------------------------------------------------------------------------------------
                                             above $750 million                      1.00%
-----------------------------------------------------------------------------------------------
     INVESCO Health Sciences Fund            $0 to $750 million                      1.05%
-----------------------------------------------------------------------------------------------
                                             above $750 million                      1.00%
-----------------------------------------------------------------------------------------------
     INVESCO Technology Fund                 $0 to $750 million                      1.05%
-----------------------------------------------------------------------------------------------
                                             above $750 million                      1.00%
-----------------------------------------------------------------------------------------------
     INVESCO Telecommunications Fund         $0 to $750 million                      1.05%
-----------------------------------------------------------------------------------------------
                                             above $750 million                      1.00%
-----------------------------------------------------------------------------------------------
     Neuberger Berman Mid Cap Growth Fund    $0 to $750 million                      0.95%
-----------------------------------------------------------------------------------------------
                                             above $750 million                      0.90%
-----------------------------------------------------------------------------------------------
     Neuberger Mid Cap Value Fund            $0 to $750 million                      0.95%
-----------------------------------------------------------------------------------------------
                                             above $750 million                      0.90%
-----------------------------------------------------------------------------------------------
     Value Equity Fund                       $0 to $400 million                      0.80%
-----------------------------------------------------------------------------------------------
                                             above $400 million to $800 million      0.75%
-----------------------------------------------------------------------------------------------
                                             above $800 million                      0.70%
-----------------------------------------------------------------------------------------------
     Value Managed Fund                      $0 to $400 million                      0.80%
-----------------------------------------------------------------------------------------------
                                             above $400 million to $800 million      0.75%
-----------------------------------------------------------------------------------------------
                                             above $800 million                      0.70%
-----------------------------------------------------------------------------------------------
     Value Mid Cap Fund                      $0 to $400 million                      0.80%
-----------------------------------------------------------------------------------------------
                                             above $400 million to $800 million      0.75%
-----------------------------------------------------------------------------------------------
                                             above $800 million                      0.70%
-----------------------------------------------------------------------------------------------
     Value Small Cap Fund                    $0 to $400 million                      0.80%
-----------------------------------------------------------------------------------------------
                                             above $400 million to $800 million      0.75%
-----------------------------------------------------------------------------------------------
                                             above $800 million                      0.70%
-----------------------------------------------------------------------------------------------

The following table shows the total advisory fee each fund paid to the adviser for the past three fiscal years.

-----------------------------------------------------------------------------------------------------------------
     Fund                                        Fiscal Year Ended      Fiscal Year Ended       Fiscal Period Ended
                                                 December 31, 2000      December 31, 1999       December 31, 1998
-----------------------------------------------------------------------------------------------------------------
     Money Market Fund/1/                        $          0           $           0            $          0
-----------------------------------------------------------------------------------------------------------------
     Investment Grade Bond Fund/1/                     11,580                       0                       0
-----------------------------------------------------------------------------------------------------------------
     Real Estate Fund/1/                                    0                       0                       0
-----------------------------------------------------------------------------------------------------------------
     Blue Chip Mid Cap Fund/2/                              0                       0                       N/A
-----------------------------------------------------------------------------------------------------------------
     Investors Foundation Fund/2/                           0                       0                       N/A
-----------------------------------------------------------------------------------------------------------------
     Select Equity Fund/2/                                  0                       0                       N/A
-----------------------------------------------------------------------------------------------------------------
     Davis Financial Fund/3/                                0                       N/A                     N/A
-----------------------------------------------------------------------------------------------------------------
     Davis Venture Value Fund/3/                            0                       N/A                     N/A
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
     Fund                                          Fiscal Year Ended      Fiscal Year Ended      Fiscal Period Ended
                                                   December 31, 2000      December 31, 1999      December 31, 1998
-----------------------------------------------------------------------------------------------------------------
     Value Equity Fund/3/                                   0                       N/A                     N/A
-----------------------------------------------------------------------------------------------------------------
     Value Managed Fund/3/                                  0                       N/A                     N/A
-----------------------------------------------------------------------------------------------------------------
     Value Mid Cap Fund/3/                                  0                       N/A                     N/A
-----------------------------------------------------------------------------------------------------------------
     Value Small Cap Fund/3/                                0                       N/A                     N/A
-----------------------------------------------------------------------------------------------------------------

    /1/  Inception date of the fund is December 7, 1998.
    /2/  Inception date of the fund is September 1, 1999.
    /3/  Inception date of the fund is May 1, 2000.

From time to time, the adviser may reduce its fee or make other arrangements to limit a fund's expenses to a specified percentage of average daily net assets. To the extent that a fund's total expense ratio falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. The adviser has contractually agreed to limit each fund's advisory fees and to reimburse their other fund expenses to reduce each of these funds' total annual operating expenses to the amounts set forth below until May 1, 2002.

             Fund                               Total Operating Expenses
             ----                               ------------------------
             Money Market Fund                          0.65%
             Investment Grade Bond Fund                 0.75%
             Real Estate Fund                           1.25%
             Blue Chip Mid Cap Fund                     1.00%
             Investors Foundation Fund                  0.90%
             Select Equity Fund                         0.90%
             Davis Financial Fund                       0.90%
             Davis Venture Value Fund                   0.90%
             INVESCO Energy Fund                        1.25%
             INVESCO Health Sciences Fund               1.25%
             INVESCO Technology Fund                    1.25%
             INVESCO Telecommunications Fund            1.25%
             Neuberger Berman Mid Cap Growth Fund       1.10%
             Neuberger Berman Mid Cap Value Fund        1.10%
             Value Equity Fund                          0.90%
             Value Managed Fund                         0.90%
             Value Mid Cap Fund                         1.00%
             Value Small Cap Fund                       1.00%

For the periods ended December 31, 1998, 1999 and 2000 the adviser waived all of the advisory fees due to it for the period, except on the Investment Grade Bond Fund for the period ended December 31, 2000, the adviser waived a portion of its fees equal to $166,359. Absent this fee waiver, the advisory fees for the past three fiscal years would have been as shown in the following table:

     Fund                                        Fiscal Year Ended       Fiscal Year Ended      Fiscal Period Ended
                                                 December 31, 2000       December 31, 1999      December 31, 1998
-----------------------------------------------------------------------------------------------------------------
     Money Market Fund/1/                        $     124,766           $      30,381          $        857
-----------------------------------------------------------------------------------------------------------------
     Investment Grade Bond Fund/1/                     177,939                  77,827                 4,096
-----------------------------------------------------------------------------------------------------------------
     Real Estate Fund/1/                                90,831                  51,060                 3,200
-----------------------------------------------------------------------------------------------------------------
     Blue Chip Mid Cap Fund/2/                         151,096                  12,685                   N/A
-----------------------------------------------------------------------------------------------------------------

     -------------------------------------------------------------------------------------------------
     Fund                             Fiscal Year Ended    Fiscal Year Ended      Fiscal Year Ended
                                      December 31, 2000    December 31, 1999      December 31, 1998
     -------------------------------------------------------------------------------------------------
     Investors Foundation Fund/2/           37,073                 8,397                 N/A
     -------------------------------------------------------------------------------------------------
     Select Equity Fund/2/                  71,409                 9,537                 N/A
     -------------------------------------------------------------------------------------------------
     Davis Financial Fund/3/                11,137                   N/A                 N/A
     -------------------------------------------------------------------------------------------------
     Davis Venture Value Fund/3/            24,033                   N/A                 N/A
     -------------------------------------------------------------------------------------------------
     Value Equity Fund/3/                    7,970                   N/A                 N/A
     -------------------------------------------------------------------------------------------------
     Value Managed Fund/3/                   7,887                   N/A                 N/A
     -------------------------------------------------------------------------------------------------
     Value Mid Cap Fund/3/                  18,372                   N/A                 N/A
     -------------------------------------------------------------------------------------------------
     Value Small Cap Fund/3/                13,739                   N/A                 N/A
     -------------------------------------------------------------------------------------------------

     /1/  Inception date of the fund is December 7, 1998.
     /2/  Inception date of the fund is September 1, 1999.
     /3/  Inception date of the fund is May 1, 2000.

Pursuant to the advisory agreements, the adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the matters to which its respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Under each advisory agreement, each fund may use the name "Sun Capital" or any name derived from or similar to this name only for as long as the advisory agreement or any extension, renewal or amendment of the agreement remains in effect. If a fund's advisory agreement is no longer in effect, the fund will cease to use such name or any other name indicating that it is advised by or otherwise connected with the adviser. In addition, the adviser may grant the non-exclusive right to use the name "Sun Capital" or any similar name to any other corporation or entity, including but not limited to any investment company of which Sun Life of Canada or any subsidiary or affiliate of the company or any successor to the business of the company or any subsidiary or affiliate of the company is the investment adviser.

Each advisory agreement will continue in effect from year to year for each fund if approved by either the vote of the fund's shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party, cast at a meeting called for such purposes. Each advisory agreement may be terminated on 60 days' written notice by any party or by a vote of a majority of the outstanding voting securities of the affected fund and will terminate automatically if assigned.

The Subadvisers. The trust and the adviser have engaged the services of Wellington Management Company, LLP, in the case of Blue Chip Mid Cap Fund, Investors Foundation Fund and Select Equity Fund; Davis Selected Advisers, in the case of Davis Financial Fund and Davis Venture Value Fund; OpCap Advisors, in the case of Value Equity Fund, Value Managed Fund, Value Mid Cap Fund and Value Small Cap Fund; INVESCO Funds Group, Inc., in the case of INVESCO Energy Fund, INVESCO Health Sciences Fund, INVESCO Technology Fund, INVESCO Telecommunications Fund and Neuberger Berman Management, Inc., in the case of Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund to assist with the portfolio management of each fund. Additional information about each Subadviser is set forth in the prospectus.

Wellington Management Company, LLP is a Massachusetts limited liability partnership and a federally registered investment adviser.

Davis Selected Advisers is a Colorado limited partnership and a registered investment adviser.

INVESCO Funds Group, Inc. is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis.

Neuberger Berman Management Inc. is a wholly owned subsidiary of Neuberger Berman, Inc., a publicly traded company listed on the New York Stock Exchange.

OpCap Advisors, a federally registered investment adviser, is a majority owned subsidiary of Oppenheimer Capital, a federally registered investment adviser. Oppenheimer Capital is an indirect wholly owned subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"), a federally registered investment adviser. The general partners of PIMCO Advisors are PIMCO Partners G.P. and PIMCO Advisors Holdings L.P. PIMCO Partners, G.P. is a general partnership between PIMCO Holdings LLC, a Delaware limited liability company and an indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the current Managing Directors and two former Managing Directors of Pacific Investment Management Company, a subsidiary of PIMCO Advisors. PIMCO Partners, G.P. is the sole general partner of PIMCO Advisors Holdings L.P.

Terms of Subadvisory Agreements. Each Subadviser has entered into a subadvisory agreement with the adviser and the trust on behalf of each respective Subadvised Fund. Each Subadviser is responsible for providing each Subadvised Fund with advice concerning the investment management of that fund's portfolio. This advice must be consistent with the investment objectives and policies of the Subadvised Fund. Each Subadviser determines what securities shall be purchased, sold or held for the Subadvised Fund and what portion of the fund's assets are held uninvested.

The adviser pays each Subadviser out of its own resources; none of the Subadvised Funds has an obligation to pay the Subadviser. Each Subadviser's subadvisory fee rate is based on a stated percentage of each Subadvised Fund's average daily net assets as follows:

     ----------------------------------------------------------------------------------------------
              Fund                                    Asset Level                             Fee
     ----------------------------------------------------------------------------------------------
     Blue Chip Mid Cap Fund                  $0 to $50 million                                .55%
                                             above $50 million to $200 million                .45%
                                             above $200 million to $500 million               .40%
                                             above $500 million                               .35%
     ----------------------------------------------------------------------------------------------
     Investors Foundation Fund               $0 to $50 million                                .50%
                                             above $50 million to $200 million                .35%
                                             above $200 million to $500 million               .30%
                                             above $500 million                               .25%
     ----------------------------------------------------------------------------------------------
     Select Equity Fund                      $0 to $50 million                                .50%
                                             above $50 million to $200 million                .35%
                                             above $200 million to $500 million               .30%
                                             above $500 million                               .25%
     ----------------------------------------------------------------------------------------------
     Davis Financial Fund                    $0 to $100 million                               .45%
                                             $100 to $500 million                             .40%
                                             above $500 million                               .35%
     ----------------------------------------------------------------------------------------------
     Davis Venture Value Fund                $0 to $100 million                               .45%
                                             $100 to $500 million                             .40%
                                             above $500 million                               .35%
     ----------------------------------------------------------------------------------------------

     ----------------------------------------------------------------------------------------------
              Fund                                    Asset Level                             Fee
     ----------------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------------------------
     INVESCO Energy Fund                     $0 to $250 million                              .575%
                                             above $250 million to $500 million              .550%
                                             above $500 million to $750 million              .500%
                                             above $750 million                              .450%
     ----------------------------------------------------------------------------------------------
     INVESCO Health Sciences Fund            $0 to $250 million                              .575%
                                             above $250 million to $500 million              .550%
                                             above $500 million to $750 million              .500%
                                             above $750 million                              .450%
     ----------------------------------------------------------------------------------------------
     INVESCO Technology Fund                 $0 to $250 million                              .575%
                                             above $250 million to $500 million              .550%
                                             above $500 million to $750 million              .500%
                                             above $750 million                              .450%
     ----------------------------------------------------------------------------------------------
     INVESCO Telecommunications Fund         $0 to $250 million                              .575%
                                             above $250 million to $500 million              .550%
                                             above $500 million to $750 million              .500%
                                             above $750 million                              .450%
     ----------------------------------------------------------------------------------------------
     Neuberger Berman Mid Cap Growth Fund    $0 to $100 million                              .500%
                                             above $100 million to $250 million              .475%
                                             above $250 million to $500 million              .450%
                                             above $500 million to $750 million              .425%
                                             above $750 million                              .400%
     ----------------------------------------------------------------------------------------------
     Neuberger Berman Mid Cap Value Fund     $0 to $100 million                              .500%
                                             above $100 million to $250 million              .475%
                                             above $250 million to $500 million              .450%
                                             above $500 million to $750 million              .425%
                                             above $750 million                              .400%
     ----------------------------------------------------------------------------------------------
     Value Equity Fund                       $0 to $1 billion                                 .40%
                                             above $1 billion                                 .30%
     ----------------------------------------------------------------------------------------------
     Value Managed Fund                      $0 to $1 billion                                 .40%
                                             above $1 billion                                 .30%
     ----------------------------------------------------------------------------------------------
     Value Mid Cap Fund                      $0 to $1 billion                                 .40%
                                             above $1 billion                                 .30%
     ----------------------------------------------------------------------------------------------
     Value Small Cap Fund                    $0 to $1 billion                                 .40%
                                             above $1 billion                                 .30%
     ----------------------------------------------------------------------------------------------

The following table shows the total subadvisory fees paid by the adviser on behalf of each fund to each fund's Subadviser for the past three fiscal years.

     -------------------------------------------------------------------------------
     Fund                             Fiscal Year Ended     Fiscal Period Ended
                                      December 31, 2000      December 31, 1999
     ---------------------------------------------------------------------------
     Blue Chip Mid Cap Fund/1/             $67,196                 $1,617
     ---------------------------------------------------------------------------
     Investors Foundation Fund/1/           22,034                  1,270
     ---------------------------------------------------------------------------
     Select Equity Fund/1/                  35,241                  1,330
     ---------------------------------------------------------------------------
     Davis Financial Fund/2/                 2,314                    N/A
     ---------------------------------------------------------------------------
     Davis Venture Value Fund/2/             4,201                    N/A
     ---------------------------------------------------------------------------
     Value Equity Fund/2/                    1,715                    N/A
     ---------------------------------------------------------------------------
     Value Managed Fund/2/                   1,727                    N/A
     ---------------------------------------------------------------------------
     Value Mid Cap Fund/2/                   2,824                    N/A
     ---------------------------------------------------------------------------

     ----------------------------------------------------------------------------
     Fund                             Fiscal Year Ended     Fiscal Period Ended
                                      December 31, 2000      December 31, 1999
     ----------------------------------------------------------------------------
     Value Small Cap Fund/2/                2,387                    N/A
    ----------------------------------------------------------------------------

/1/  Inception date of the fund is September 1, 1999.
/2/  Inception date of the fund is May 1, 2000.

Each Subadviser is responsible for bearing its own costs of providing services to each Subadvised Fund. Each Subadviser will not be responsible for (i) the Subadvised Fund's legal, auditing and accounting expenses; (ii) expenses of maintenance of the Subadvised Fund's books and records, including computation of the Subadvised Fund's daily net asset value per share and dividends; (iii) interest, taxes, governmental fees and membership dues incurred by the Subadvised Fund; (iv) fees of the Subadvised Fund's custodians, transfer agents, registrars or other agents; (v) expenses of preparing the Subadvised Fund's share certificates; (vi) expenses relating to the redemption or repurchase of the Subadvised Fund's shares; (vii) expenses of registering and qualifying the Subadvised Fund's shares for sale under applicable federal and state laws;
(viii) expenses of preparing, setting in print, printing and distributing prospectuses, reports, notices and dividends to Subadvised Fund investors (except that each Subadviser will be responsible for costs associated with supplements to such documents necessitated by a change of control of the Subadviser or any change in the portfolio manager or managers assigned by the Subadviser to manage the Subadvised Fund); (ix) cost of Subadvised Fund stationery; (x) costs of trustee, shareholder and other meetings of the trust or the Subadvised Fund (except that each Subadviser will be responsible for costs necessitated by any change of control of the Subadviser); (xi) traveling expenses of officers, trustees and employees of the trust or the Subadvised Fund; (xii) fees of the trust's trustees and salaries of any officers or employees of the trust or the Subadvised Fund; and (xiii) the Subadvised Fund's pro rata portion of premiums on any fidelity bond and other insurance covering the trust or the Subadvised Fund and their officers and trustees.

Each Subadviser is responsible for making specific decisions to buy and sell securities for each Subadvised Fund. Each Subadviser is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers' charges.

Pursuant to each subadvisory agreement, except for each Agreement with Neuberger Berman Management Inc., each Subadviser is not liable for any loss sustained by reason of the adoption of any investment policy or for any security transaction based on the Subadviser's good faith recommendation. Each Subadviser will be liable for losses due to (a) the Subadviser's causing the Subadvised Fund to violate any federal or state law, rule or regulation or any Subadvised Fund's investment policy or restriction, (b) the Subadviser's causing the Subadvised Fund to fail the diversification requirements of the Internal Revenue Code, or
(c) the Subadviser's willful misfeasance, bad faith or negligence generally in the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.

Each subadvisory agreement, except for each Agreement with Neuberger
Berman Management Inc., provides that the Subadviser, except each Agreement with Neuberger Berman Management Inc., will indemnify and hold harmless the adviser, its affiliated persons and the Subadvised Fund (collectively, the "Indemnified Persons") to the fullest extent permitted by law against any and all loss, damage, judgments, fines, amounts paid in settlement and attorneys fees incurred by any Indemnified Person to the extent resulting, in whole or in part, from any of the Subadviser's acts or omissions specified in (a), (b) or
(c) above, any breach of any duty or warranty thereunder of the Subadviser or any inaccuracy of any representation of the Subadviser made thereunder, provided, however, that nothing contained therein will provide indemnity to any Indemnified Person for liability resulting from its own willful misfeasance, bad faith, or negligence in the performance of its duties or reckless disregard of such duties.

The Investment Advisory Agreement for Subadviser with Neuberger Berman Management Inc. provides that the adviser shall indemnify the subadviser against any loss resulting from (a) the adviser's willful misfeasance, bad faith or gross negligence generally in the performance of its duties or the reckless disregard of its obligations or duties under the subadvisory agreement and (b) the adviser's breach of any duty or warranty under the agreement or any inaccurate representation. However, the subadvisory agreement does not indemnify the subadviser from liability for its own willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of such duties.

Each subadvisory agreement with Wellington Management initially expires on August 26, 2001. Each subadvisory agreement with OpCap Advisors initially expires on April 30, 2002. Each subadvisory agreement with Davis Selected Advisers initially expires on April 30, 2002. Each subadvisory agreement with INVESCO Funds Group, Inc. initially expires on April 30, 2003. Each subadvisory agreement with Neuberger Berman Management, Inc. initially expires on April 30, 2003. Each subadvisory agreement will continue in effect from year to year for each Subadvised Fund if approved by either the vote of the Subadvised Fund's shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party, cast at a meeting called for such purposes. The subadvisory agreement may be terminated on 60 days' written notice by the Subadvised Fund or adviser or by a vote of a majority of the outstanding voting securities of the affected fund. Each subadvisory agreement may be terminated by the Subadviser upon 120 days notice.

Restrictions on Personal Trading. In order to avoid conflicts with portfolio trades for the funds, the adviser, each Subadviser and the funds have each adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act which imposes restrictions on personal securities trading by personnel of the adviser, subadviser and their affiliates. Some of the adviser's restrictions include pre-clearance for all personal trades and a ban on the purchase of initial public offerings by certain personnel. These restrictions reflect the basic principle that the interests of the funds and their shareholders come before the interests of personnel of the adviser and its affiliates. The adviser provides the trust's board of trustees with a quarterly certification of the adviser's compliance with its code of ethics and a report of any significant violations of its code.

Because each Subadviser is an entity not otherwise affiliated with the trust or the adviser, the Subadviser has responsibility for monitoring the personal trading activities of the Subadviser's personnel. Each Subadviser provides the trust's board of trustees with a quarterly certification of the Subadviser's compliance with its code of ethics and a report of any significant violations of its code.

A copy of the codes of ethics of each of the Trust, the adviser and each subadviser is on public file with and available from the SEC.

Allocation of Investment Opportunities. Securities held by a fund may also be held by other funds or investment advisory clients for which the adviser, subadviser or any of their affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the adviser or subadviser for other funds or investment advisory clients arise at or about the same time, transactions in the securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the adviser, subadviser or their affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price obtained by a fund.

Administrator. State Street Bank & Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, is the funds' administrator. State Street is responsible for managing the funds' business affairs. State Street's services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, preparation and filing of tax returns, supervising the activities of the custodian and transfer and shareholder servicing agent and other administrative services necessary to conduct the funds' business. For its services, State Street receives an asset based fee with breakpoints not to exceed 0.08% of the average net assets of each fund subject to a minimum fee of $57,500 per fund.

For the period ended December 31, 2000, each of the funds paid the administrator as follows:

          -----------------------------------------------------------
                   Fund                                         Fee
          -----------------------------------------------------------
          Money Market Fund                                 $57,499
          -----------------------------------------------------------
          Investment Grade Bond Fund                         57,499
          -----------------------------------------------------------
          Real Estate Fund                                   57,499
          -----------------------------------------------------------
          Blue Chip Mid Cap Fund                             56,701
          -----------------------------------------------------------
          Investors Foundation Fund                          56,701
          -----------------------------------------------------------
          Select Equity Fund                                 56,701
          -----------------------------------------------------------
          Davis Financial Fund                               26,132
          -----------------------------------------------------------
          Davis Venture Value Fund                           26,132
          -----------------------------------------------------------
          Value Equity Fund                                  26,132
          -----------------------------------------------------------
          Value Managed Fund                                 26,132
          -----------------------------------------------------------
          Value Mid Cap Fund                                 26,132
          -----------------------------------------------------------
          Value Small Cap Fund                               26,132
          -----------------------------------------------------------

INVESCO Energy Fund, INVESCO Health Sciences Fund, INVESCO Technology Fund, INVESCO Telecommunications Fund, Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund each have not commenced operations as of the date of this statement of additional information and thus, have not accrued administration fees.

Transfer Agent. State Street Bank & Trust Company is the transfer agent for the funds.

Custodian. Each fund's portfolio securities are held pursuant to a master custodian agreement between the trust and State Street Bank & Trust Company. Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services.

Independent Public Accountants. The trustees have selected [insert auditor's name and address], as the funds' independent public accountants.[auditor's name] audits and renders opinions on the funds' annual financial statements and reviews the funds' annual federal income tax returns.

INFORMATION ABOUT THE TRUST'S HISTORY AND ORGANIZATION

Description of the Trust's Shares. The trust is a diversified, open-end management investment company. The trust is a business trust organized under Delaware law. The trustees are responsible for the management and supervision of the funds. The declaration of trust, dated July 13, 1998, permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of the funds, without par value. Under the declaration of trust, the trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this statement of additional information, the trustees have authorized shares only of the 18 funds described in this statement of additional information. Additional series may be added in the future. The declaration of trust also authorizes the trustees to classify and reclassify the shares of the funds, or any other series of the trust, into one or more classes. As of the date of this statement of additional information, the trustees have not authorized the issuance of additional classes of shares of the funds.

Each share of a fund represents an equal proportionate interest in the assets belonging to that fund. When issued, shares are fully paid and nonassessable. In the event of liquidation of a fund, shareholders are entitled to share pro rata in the net assets of the fund available for distribution to such shareholders. Shares of a fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the declaration of trust, the trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

The rights, if any, of variable contract holders to vote the shares of a fund are governed by the participating insurance company's variable contract. For information on the voting rights under a particular variable contract, see the prospectus offering that variable contract.

Unless otherwise required by the 1940 Act or the declaration of trust, the funds have no intention of holding annual meetings of shareholders. Shareholders may remove a trustee by the affirmative vote of at least two-thirds of the trust's outstanding shares. At any time that less than a majority of the trustees holding office were elected by the shareholders, the trustees will call a special meeting of shareholders for the purpose of electing trustees.

Under Delaware law, shareholders of a Delaware business trust are protected from liability for acts or obligations of the trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the declaration of trust expressly provides that the trust has been organized under Delaware law and that the declaration of trust will be governed by Delaware law. It is possible that the trust might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the trust's shareholders could be subject to personal liability.

To guard against this risk, the declaration of trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides that notice of this disclaimer may be given in each agreement, obligation and instrument entered into or executed by the trust or its trustees,
(ii) provides for the indemnification out of trust or fund property of any shareholders held personally liable for any obligations of the trust or of the fund and (iii) provides that the trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability with respect to a fund is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the fund itself would be unable to meet its obligations. In the light of Delaware law, the nature of the trust business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The declaration of trust further provides that the trust shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving the trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the trust. The declaration of trust does not authorize the trust or any fund to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

MORE INFORMATION ABOUT HOW THE FUNDS VALUE THEIR SHARES

For purposes of calculating the net asset value (NAV) of the shares of the funds, the funds use the following procedures.

The funds generally value equity securities traded on a principal exchange or NASDAQ National Market issues at their last sale price on the day of valuation. The funds generally value equity securities for which no sales are reported on a valuation day, and other securities traded over-the-counter, at the mean between the closing bid and asked prices.

The funds value debt securities on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally use electronic data processing techniques (matrix pricing) to value normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

The funds value short-term debt instruments that have a remaining maturity of 60 days or less at the time of purchase at amortized cost, which approximates market value.

If market quotations are not readily available or if in the opinion of the adviser any quotation or market price is not representative of true market value, the funds may determine the fair value of any security in good faith in accordance with procedures approved by the trustees.

Money Market Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the fund. The trustees will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as determined on the basis of available market quotations. If any deviation occurs that may result in unfairness either to new investors or existing shareholders, the trustees will take such actions as they deem appropriate to eliminate or reduce this unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or using available market quotations to determine net asset value per share.

The funds value foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The fund's custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars as of the close of the London exchange (5:00 p.m., London time; 12:00 noon, New York time) on the date of determining a fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, the funds may value their assets by a method that the trustees believe accurately reflects fair value.

Each fund determines its NAV each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. eastern time) by dividing the fund's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a fund's

NAV is not calculated. Consequently, a fund's portfolio securities may trade and the NAV of that fund's shares may be significantly affected on days when a shareholder has no access to that fund.

Each participating insurance company receives orders from its variable annuity contract and variable life insurance policy owners to purchase or redeem shares of the funds each business day. That night, all orders received by that insurance company on that business day are aggregated, and the insurance company places a net purchase or redemption order for shares of one or more funds the morning of the next business day. These orders are normally executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract and policy owners' orders to the insurance companies and the insurance companies' orders to a fund. In some cases, an insurance company's orders for fund shares may be executed at the NAV next computed after the order is actually transmitted to a fund.

Redemptions in Kind. Although the funds would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities as prescribed by the trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. The fund will value securities for the purpose of making a redemption payment at the same value used in determining NAV.

TAXES

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund intends to qualify for each taxable year as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, each fund intends to comply with the requirements of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets. Each fund that meets all such requirements will not be subject to U.S. federal income tax on all investment company taxable income and net capital gain earned by such fund, which are distributed to shareholders in accordance with the timing and other requirements of the Code.

In order to qualify as a regulated investment company under the Code, each fund must, among other things, (a) derive at least 90% of its gross income for its taxable year from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test"); and (b) diversify its assets so that, at the close of each quarter of its taxable year,
(i) at least 50% of the fair market value of its total assets is comprised of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the fund's total assets and no more than 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or of two or more issuers controlled by the fund and engaged in the same, similar, or related trades or businesses.

Each fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the fund as assets of the related separate account, these regulations are imposed on the assets of a fund unless a one year start up period exception is available to each separate account investing in the fund. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Failure by a fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in adverse tax treatment of the variable contract holders by causing the variable contracts to lose their favorable tax status and requiring a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable U.S. Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a fund to qualify as a regulated investment company would also subject the fund to federal and state income taxation of all of its taxable income and gain, whether or not distributed to shareholders.

If "seed money" contributed to any fund in connection with its organization exceeds $250,000 or under certain other circumstances, the fund will be subject to a 4% nondeductible federal excise tax on any amounts required to be but not distributed under a prescribed formula. The formula requires that a fund distribute (or be deemed to have distributed) to its shareholders during each calendar year at least 98% of the fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over its capital losses realized during the one-year period ending on October 31 of such year, and any income or gain (as so computed) from the prior calendar year that was not distributed for such year and on which the fund paid no income tax. Each fund intends generally to seek to avoid liability for this tax.

Dividends from net long-term capital gain in excess of net short-term capital loss (net capital gain) are treated as long-term capital gain without regard to the length of time shares of the fund have been held and dividends from investment company taxable income (which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains) are treated as ordinary income for federal income tax purposes, whether paid in cash or reinvested in additional shares. Redemptions of fund shares are also potentially taxable transactions. An insurance company should consult its own tax adviser regarding whether these dividends and share redemption proceeds received by separate accounts result in federal income tax liability for the insurance company if they are allocated to reserves for, or used to pay distributions on, the applicable variable contracts.

Any dividend declared by a fund as of a record date in October, November or December and paid the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the year in which it is declared.

Any dividend (except a daily dividend) paid by a fund shortly after a shareholder's purchase of shares will have the effect of reducing the net asset value per share by the amount of the dividend distribution. Although such dividends are, in effect, a partial return of the shareholder's purchase price, they may be characterized as ordinary income or capital gain as described above.

If a fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that fund could be subject to U.S. federal income tax and additional interest charges on "excess distributions" received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available to ameliorate these adverse tax consequences, but any such election could require the applicable fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. Any fund that is permitted to invest in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by a fund in connection with certain transactions involving foreign currency-denominated debt securities, certain futures contracts and options relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under future Treasury regulations, any such transactions that are not directly related to a fund's investment in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed a fund's investment company taxable income (computed without regard to such loss), the resulting overall ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

Each fund that invests in foreign countries may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends, and capital gains, with respect to its investments in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

Investments in debt obligations that are at risk of or in default may present special tax issues for Investment Grade Bond Fund or Real Estate Fund. Tax rules may not be entirely clear about issues such as when a fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and any other issues will be addressed by a fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Each fund that invests in certain pay in-kind securities, zero coupon securities, deferred interest securities, or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently) must accrue income on such investments prior for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income tax. Therefore, a fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

For U.S. federal income tax purposes, each fund is permitted to carry forward a net capital loss for any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to a fund and therefore are not expected to be distributed as such to shareholders.

Redemptions and exchanges of fund shares (except, generally, shares of the Money Market Fund) are potentially taxable transactions for shareholders that are subject to tax. Shareholders should consult their own tax advisers to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and to ascertain its tax consequences in their particular circumstances. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the same fund (including through automatic reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the federal tax basis of the shares acquired in the other investments.

Options written or purchased and futures contracts entered into by a fund on certain securities, indices and foreign currencies, as well as certain foreign currency forward transactions may cause the fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described above, and accordingly may produce ordinary income or loss. Additionally, a fund may be required to recognize gain if an option, forward contract, futures contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a "constructive sale" of an "appreciated financial position" held by a fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though a fund may receive no corresponding cash amount, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (fund securities or other positions with respect to which a fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a fund's income and capital gains or losses and hence of its distributions to shareholders.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to the funds and certain aspects of their distributions. The discussion does not address special tax rules applicable to insurance companies. Shareholders should consult their own tax advisers on these matters and on state or local tax consequences of ownership or redemption of shares of, and receipt of distributions from, a fund in their particular circumstances.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the adviser or subadviser and the officers of the trust pursuant to recommendations made by the portfolio managers. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the adviser, will offer the best price and market for the execution of each transaction. Purchases of portfolio securities from underwriters may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers reflect a "spread."

In the U.S. and some other countries, debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

Purchases and sales of exchange-traded options and futures will be effected through brokers who charge a commission for their services.

Each fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

To the extent consistent with the foregoing, each fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the adviser or subadviser, and their value and expected contribution to the performance of the fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the adviser or subadviser. The receipt of research information is not expected to reduce significantly the expenses of the adviser or subadviser. The research information and statistical assistance furnished by brokers and dealers may benefit Sun Life of Canada or other advisory clients of the adviser or subadviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the adviser or subadviser may result in research information and statistical assistance beneficial to the funds. The funds will not make commitments to allocate portfolio transactions on any prescribed basis. While the adviser's and subadviser's officers will be primarily responsible for the allocation of each fund's brokerage business, those policies and practices must be consistent with the foregoing, and will at all times be subject to review by the trustees.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, a fund may pay to a broker which provides brokerage and research services to the fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the adviser or subadviser that the price is reasonable in light of the services provided viewed either in terms of the specific transaction involved in the adviser's or subadviser's overall duties to the accounts or the policies that the trustees may adopt from time to time.

Other investment advisory clients advised by the adviser or subadviser may also invest in the same securities as the funds. When these clients buy or sell the same securities at substantially the same time, the adviser or subadviser may average the transactions as to price and allocate the amount of available investments in a manner which the adviser or subadviser believes to be equitable to each client, including the funds. In individual instances, this investment procedure may adversely affect the price to be paid or received by a fund or the size of the position attainable for it. On the other hand, to the extent permitted by law, the adviser or subadviser may aggregate securities to be sold or purchased for the funds with those to be sold or purchased for other clients managed by it in order to obtain overall best execution for its participating clients.

The following table shows the aggregate amount of brokerage comminations paid by each fund for the fiscal years ended December 31, 2000, 1999 and 1998:

       ------------------------------------------------------------------
                 Fund                       1998         1999       2000
       ------------------------------------------------------------------
       Real Estate Fund                    $6,262       $4,968
       ------------------------------------------------------------------
       Blue Chip Mid Cap Fund                   0        6,400
       ------------------------------------------------------------------
       Investors Foundation Fund                0        1,898
       ------------------------------------------------------------------
       Select Equity Fund                       0        2,164
       ------------------------------------------------------------------
       Davis Financial Fund                   N/A          N/A
       ------------------------------------------------------------------
       Davis Venture Value Fund               N/A          N/A
       ------------------------------------------------------------------
       Value Equity Fund                      N/A          N/A
       ------------------------------------------------------------------
       Value Managed Fund                     N/A          N/A
       ------------------------------------------------------------------
       Value Mid Cap Fund                     N/A          N/A
       ------------------------------------------------------------------
       Value Small Cap Fund                   N/A          N/A
       ------------------------------------------------------------------

[Money Market Fund and Investment Grade Bond Fund] paid no brokerage commissions for the fiscal years ended December 31, 2000, 1999 and 1998. INVESCO Energy Fund, INVESCO Health Sciences Fund, INVESCO Technology Fund, INVESCO Telecommunications Fund, Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund each have not commenced operations as of the date of this statement of additional information and therefore have not paid brokerage commissions.

CALCULATION OF PERFORMANCE INFORMATION

Yield (Investment Grade Bond Fund). The yield of Investment Grade Bond Fund is computed by dividing net investment income per share determined for a 30-day period by the net asset value per share on the last day of the period, according to the following standard formula:

                                    a - b
                         Yield = 2([-----) +1]/6/ - 1)
                                     cd

Where:

          a  =  dividends and interest earned during the period.
          b  =  net expenses accrued during the period.
          c  =  the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
          d  =  the net asset value per share on the last day of the period.

The yield of Investment Grade Bond Fund for the 30-day period ended December 31, 2000 was 6.78%

Money Market Fund Yield. For the purposes of calculating yield for the Money Market Fund, daily income per share consists of interest and discount earned on the fund's investments less provision for amortization of premiums and applicable expenses, divided by the number of shares outstanding, but does not include realized or unrealized appreciation or depreciation.

Yield calculations are based on the value of a hypothetical preexisting account with exactly one share at the beginning of the seven day period. Yield is computed by determining the net change in the value of the account during the base period and dividing the net change by the value of the account at the beginning of the base period to obtain the base period return. Base period is multiplied by 365/7 and the resulting figure is carried to the nearest 100th of a percent. Net change in account value during the base period includes dividends declared on the original share, dividends declared on any shares purchased with dividends of that share and any account or sales charges that would affect an account of average size, but excludes any capital changes. The yield of Money Market Fund for the seven-day period ended December 31, 2000 was 5.97%

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             Effective Yield = [(Base Period Return + 1)/365/7/]-1

The effective yield of Money Market Fund for the seven-day period ended December 31, 2000 was 6.15%.

Total Return. Each fund's total return is computed by finding the average annual compounded rate of return over the indicated period that would equate the initial amount invested to the ending redeemable value according to the following formula:

                               T = /n/ERV/P -1

Where:

      P     =   a hypothetical initial payment of $1,000.
      T     =   average annual total return.
      n     =   number of years.
      ERV   =   ending redeemable value of a hypothetical $1,000 investment made at the beginning of the indicated period.

This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of a fund during the period stated by the net asset value at the end of the period.

The average annual total returns for each of the following funds for the periods ended December 31, 2000 were as follows:

-------------------------------------------------------------------------------------
            Fund                  One Year      Since Inception        Inception Date
-------------------------------------------------------------------------------------
Money Market Fund                  5.90%             5.24%                 12/7/98
-------------------------------------------------------------------------------------
Investment Grade Bond Fund         9.86%             4.39%                 12/7/98
-------------------------------------------------------------------------------------
Real Estate Fund                  31.30%            11.47%                 12/7/98
-------------------------------------------------------------------------------------
Blue Chip Mid Cap Fund            24.96%            41.46%                  9/1/99
-------------------------------------------------------------------------------------
Investors Foundation Fund         (5.94)%             4.07%                 9/1/99
-------------------------------------------------------------------------------------
Select Equity Fund                (9.71)%            10.42%                 9/1/99
-------------------------------------------------------------------------------------
Davis Financial Fund                N/A             13.39%                  5/1/00
-------------------------------------------------------------------------------------
Davis Venture Value Fund            N/A             (1.42)%                 5/1/00
-------------------------------------------------------------------------------------
Value Equity Fund                   N/A             13.35%                  5/1/00
-------------------------------------------------------------------------------------
Value Managed Fund                  N/A             13.88%                  5/1/00
-------------------------------------------------------------------------------------
Value Mid Cap Fund                  N/A              3.37%                  5/1/00
-------------------------------------------------------------------------------------
Value Small Cap Fund                N/A             21.91%                  5/1/00
-------------------------------------------------------------------------------------

INVESCO Energy Fund, INVESCO Health Sciences Fund, INVESCO Technology Fund, INVESCO Telecommunications Fund, Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund each have not commenced operations as of the date of this statement of additional information and therefore, do not have performance information. In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

Total returns and yields quoted for the funds include each fund's expenses, but may not include charges and expenses attributable to any particular insurance product. Since shares of the funds may be purchased only through variable annuity contracts and variable life insurance policies, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of each fund's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a fund's performance to that of other mutual funds.

From time to time, in reports and promotional literature, a fund's yield and total return will be compared to indices of mutual funds and other relevant broad based indices.

Performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's and Barron's, etc. will also be utilized. A fund's promotional and sales literature may make reference to the fund's "beta." Beta reflects the market-related risk of the fund by showing how responsive the fund is to the market.

The performance of a fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a fund for any period in the future. The performance of a fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a fund's performance.

FINANCIAL STATEMENTS

Each of Money Market Fund's, Investment Grade Bond Fund's, Real Estate Fund's, Blue Chip Mid Cap Fund's, Investors Foundation Fund's, Select Equity Fund's. Davis Financial Fund's, Davis Venture Value Fund's, Value Equity Fund's, Value Managed Fund's, Value Mid Cap Fund's, and Value Small Cap Fund's audited financial statements for the fiscal period ended December 31, 2000 from the funds' annual reports filed with the SEC on February ___, 2001 are incorporated by reference into this statement of additional information. INVESCO Energy Fund, INVESCO Health Sciences Fund, INVESCO Technology Fund, INVESCO Telecommunications Fund, Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Mid Cap Value Fund each have not commenced operations as of the date of this statement of additional information. Those financial statements, including the financial highlights in the prospectus, have been audited by [auditor's name], independent public accountants, as indicated in their report, [dated ____,___] with respect to the financial statements and are included in reliance upon the authority of [auditors's name] as experts in accounting and auditing in giving their report.

APPENDIX A

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

DUFF & PHELPS CREDIT RATING CO.

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

FitchIBCA

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future development, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. however, business and financial alternatives can be identified which could assist the obligor satisfying its debt service requirements.

B: Bonds are considered highly speculative, significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic development.

                          SUN CAPITAL ADVISERS TRUST

                          PART C.  OTHER INFORMATION

Item 23.  EXHIBITS

          (a)(1)    Agreement and Declaration of Trust, dated July 13, 1998/1/
          (a)(2) Amendment to the Agreement and Declaration of Trust, dated June 8, 1999/4/
          (b)       By-Laws, dated July 13, 1998/1/
          (c)       Not Applicable
          (d)(1)    Investment Advisory Agreement/2/
          (d)(2) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Investors Foundation Fund/4/
          (d)(3) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Select Equity Fund/4/
          (d)(4) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Blue Chip Mid Cap Fund/4/
          (d)(5) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Wellington Management Company LLP and Sun Capital Advisers Trust, on behalf of its series, SC Investors Foundation Fund/4/
          (d)(6) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Wellington Management Company LLP and Sun Capital Advisers Trust, on behalf of its series, SC Select Equity Fund/4/
          (d)(7) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Wellington Management Company LLP and Sun Capital Advisers Trust, on behalf of its series, SC Blue Chip Mid Cap Fund/4/
          (d)(8) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Value Equity Fund/5/
          (d)(9) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Value Mid Cap Fund/5/

          (d)(10) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Value Small Cap Fund/5/
          (d)(11) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Value Managed Fund/5/
          (d)(12) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/5/
          (d)(13) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Davis Financial Fund/5/
          (d)(14) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., OpCap Advisors and Sun Capital Advisers Trust, on behalf of its series, SC Value Equity Fund/5/
          (d)(15) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., OpCap Advisors and Sun Capital Advisers Trust, on behalf of its series, SC Value Mid Cap Fund/5/
          (d)(16) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., OpCap Advisors and Sun Capital Advisers Trust, on behalf of its series, SC Value Small Cap Fund/5/
          (d)(17) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., OpCap Advisors and Sun Capital Advisers Trust, on behalf of its series, SC Value Managed Fund/5/
          (d)(18) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Davis Selected Advisers, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Davis Venture Value Fund/5/
          (d)(19) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Davis Selected Advisers, L.P. and Sun Capital Advisers Trust, on behalf of its series, SC Davis Financial Fund/5/
          (d)(20) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Energy Fund, is filed herein as Exhibit (d)(20).
          (d)(21) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Health Sciences Fund, is filed herein as Exhibit (d)(21).
          (d)(22) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Technology Fund, is filed herein as Exhibit (d)(22).
          (d)(23) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Telecommunications Fund, is filed herein as Exhibit (d)(23).
          (d)(24) Form of Investment Advisory Agreement between Sun Capital Advisers, Inc. and Sun Capital Advisers Trust, on behalf of its series, Neuberger Berman Mid Cap Growth Fund, is filed herein as Exhibit (d)(24).
          (d)(25) Form of Investment Advisory Agreement between Sun Capital Advisers,

                    Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Neuberger Berman Mid Cap Value Fund, is filed herein as Exhibit (d)(25).
          (d)(26) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., INVESCO Funds Group, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Energy Fund, is filed herein as Exhibit (d)(26).
          (d)(27) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., INVESCO Funds Group, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Health Sciences Fund, is filed herein as Exhibit
                    (d)(27).
          (d)(28) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., INVESCO Funds Group, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Technology Fund, is filed herein as Exhibit (d)(28).
          (d)(29) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., INVESCO Funds Group, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC INVESCO Telecommunications Fund, is filed herein as Exhibit
                    (d)(29).
          (d)(30) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Neuberger Berman Management, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Neuberger Berman Mid Cap Growth Fund, is filed herein as Exhibit (d)(30).
          (d)(31) Form of Investment Advisory Agreement for Subadviser by and among Sun Capital Advisers, Inc., Neuberger Berman Management, Inc. and Sun Capital Advisers Trust, on behalf of its series, SC Neuberger Berman Mid Cap Value Fund, is filed herein as Exhibit (d)(31).

          (e)       Not Applicable
          (f)       Not Applicable
          (g)(1)    Custody Agreement/3/
          (h)(1)    Administration Agreement/3/
          (h)(2)    Transfer Agency and Shareholder Service Agreement/3/
          (i)       Opinion and Consent of Counsel/2/
          (j)       Not Applicable.
          (k)       Not Applicable

          (l)(1)    Share Purchase Agreement for Money Market Fund/2/
          (l)(2)    Share Purchase Agreement for Sun Capital Real Estate Fund/2/
          (l)(3) Share Purchase Agreement for Sun Capital Investment Grade Bond Fund/2/
          (m)       Not Applicable
          (n)       Not Applicable
          (o)       Not Applicable
          (p)(1)    Code of Ethics of Sun Capital Advisers Trust/6/
          (p)(2)    Code of Ethics of Sun Capital Advisers, Inc./6/
          (p)(3)    Code of Ethics of Wellington Management Company, LLP/6/
          (p)(4)    Code of Ethics of OpCap Advisors,/6/
          (p)(5)    Code of Ethics of Davis Selected Advisers, L.P./6/
          (p)(6) Code of Ethics of INVESCO Funds Group, Inc. is filed herein as Exhibit (p)(6).
          (p)(7) Code of Ethics of Neuberger Berman Management, Inc. is file herein as Exhibit (p)(7).
          (q)(1)    Power of Attorney (Anderson, Jones, Paddock, Prieur,
                    Searcy)/2/
          (q)(2)    Power of Attorney (Alban)/3/


              /1/ Filed as an exhibit to Registrant's Registration Statement on July 15, 1998 and incorporated by reference herein.
              /2/ Filed as an exhibit to Pre-Effective Amendment No. 1 on November 5, 1998 and incorporated by reference herein.
              /3/   Filed as an exhibit to Post-Effective Amendment No. 1 on
                    April 27, 1999 and incorporated by reference herein.
              /4/   Filed as an exhibit to Post-Effective Amendment No. 2 on
                    June 17, 1999 and incorporated by reference herein.
              /5/   Filed as an exhibit to Post-Effective Amendment No. 4 on
                    February 16, 2000 and incorporated by reference herein.
              /6/ Filed as an exhibit to Post-Effective Amendment No. 5 on April 28, 2000 and incorporated by reference herein.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

The Registrant was organized by Sun Life Assurance Company of Canada primarily to provide a funding vehicle for assets received by various separate accounts of Sun Life Assurance Company of Canada (U.S.) and its affiliated insurance companies. Shares held by these separate accounts will generally be voted as directed by the owners of variable contracts participating in these separate accounts.

Item 25.  INDEMNIFICATION

Except as noted below, there is no contract, arrangement or statute under which any trustee, officer, underwriter or affiliated person of the Registrant is indemnified.

Under the Agreement and Declaration of Trust, dated July 13, 1998, establishing the Registrant as a trust under Delaware law, Article IV, Section 3 provides indemnification for the Registrant's trustees and officers except that no trustee or officer will be indemnified against any liability of which the trustee or officer would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Registrant's trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

Trustees and officers of the Registrant who are directors, officers or employees of the adviser may be entitled to indemnification in their capacities as directors, officers or employees of the adviser.

Under each Investment Advisory Agreement for Subadviser, except each Agreement with Neuberger Berman Management Inc., Section 6 provides indemnification for the subadviser except that the subadviser will be liable for losses due to (a) the subadviser's causing a subadvised fund to violate any federal or state law, rule or regulation or any subadvised fund's investment policy or restriction,
(b) the Subadviser's causing the subadvised fund to fail the diversification requirements of the Internal Revenue Code, or (c) the subadviser's willful misfeasance, bad faith or negligence generally in the performance of its duties or its reckless disregard of its obligations and duties under the subadvisory agreement.

Each Investment Advisory Agreement for Subadviser, except each Agreement with Neuberger Berman Management Inc., provides that the adviser shall indemnify the subadviser against any loss resulting from (a) the adviser's willful misfeasance, bad faith or negligence generally in the performance of its duties or the reckless disregard of its obligations or duties under the subadvisory agreement and (b) the adviser's breach of any duty or warranty under the agreement or any inaccurate representation. However, the subadvisory agreement does not indemnify the subadviser from liability for its own willful misfeasance, bad faith or negligence in the performance of its duties or reckless disregard of such duties.

The Investment Advisory Agreement for Subadviser with Neuberger Berman Management Inc. provides that the adviser shall indemnify the subadviser against any loss resulting from (a) the adviser's willful misfeasance, bad faith or gross negligence generally in the performance of its duties or the reckless disregard of its obligations or duties under the subadvisory agreement and (b) the adviser's breach of any duty or warranty under the agreement or any inaccurate representation. However, the subadvisory agreement does not indemnify the subadviser from liability for its own willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of such duties.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

All of the information required by this item is set forth in the Forms ADV of the Registrant's investment adviser, Sun Capital Advisers, Inc., (File No. 801-39938) and the subadvisers to certain of its series, Wellington Management Company LLP (File No. 801-15908), OpCap Advisors (File No. 801-27180), Davis Selected Advisers, L.P. (File No. 801-31648), INVESCO Funds Group, Inc. (File No. 801-1569) and Neuberger Berman Management, Inc. (File No.801-8259). The following sections of the Forms ADV of Sun Capital Advisers, Inc., Wellington Management Company LLP, OpCap Advisors, Davis Selected Advisers, L.P., INVESCO Funds Group, Inc. and Neuberger Berman Management, Inc. are incorporated herein by reference:

     (a)  Items 1 and 2 of Part II; and

     (b)  Item 6, Business Background, of each Schedule D.

Item 27.  PRINCIPAL UNDERWRITERS

None.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant, in whole or in part, at its principal executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, at the offices of Wellington Management Company LLP at 75 State Street, Boston, Massachusetts 02109, OpCap Advisors at 1345 Avenue of the Americas, New York, New York, 10105-4800, Davis Selected Advisers, L.P. at 124 East Marcy Street, Sante Fe, New Mexico 87501, INVESCO Funds Group, Inc. 25 Upton Drive, Wilmington, Massachusetts 01887 or Neuberger Berman Management, Inc., 605 Third Ave., New York, New York 10158. Records relating to the duties of the Registrant's custodian and transfer agent are maintained by State Street Bank & Trust Company at 225 Franklin Street, Boston, Massachusetts 02110.

Item 29.  MANAGEMENT SERVICES

Not applicable.

Item 30.  UNDERTAKINGS

Not applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-effective Amendment No. 6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Wellesley, The Commonwealth of Massachusetts, on the 14 day of February, 2001 under the Securities Act of 1933.

                                                SUN CAPITAL ADVISERS TRUST


                                                By: /s/ James M.A. Anderson
                                                    -----------------------
                                                        James M.A. Anderson
                                                        Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-effective Amendment No. 6 has been signed below by the following persons in the capacities and on the dates indicated.

               Signatures                  Title                          Date
               ----------                  -----                          ----
          /s/ C. James Prieur*         Trustee                     February  14, 2001
          --------------------
              C. James Prieur

          /s/ James M. A. Anderson     Chief Executive Officer     February  14, 2001
          ------------------------
              James M.A. Anderson      and Trustee

          /s/ James F. Alban           Chief Financial Officer     February  14, 2001
          ------------------
              James F. Alban

          /s/ Graham E. Jones*         Trustee                     February  14, 2001
          --------------------
              Graham E. Jones

          /s/ Anthony C. Paddock*      Trustee                     February  14, 2001
          -----------------------
              Anthony C. Paddock

          /s/ William N. Searcy*       Trustee                     February  14, 2001
          ----------------------
              William N. Searcy


       By: /s/ James M.A. Anderson
          ------------------------
               James M.A. Anderson
               Power of Attorney